     As filed with the Securities and Exchange Commission on April 30, 2002

                                File No. 33-84950
                               File No. 811-08804

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /  X  /
                                                                          -----

         Pre-Effective Amendment No.                                     /     /
                                     -------                              -----

         Post-Effective Amendment No.    9                               /  X  /
                                      ---------                           -----

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                           /  X  /
                                                                          -----

         Amendment No.    9                                              /  X  /
                       ---------                                          -----


                     HARTFORD GLOBAL ADVISERS HLS FUND, INC.
           (formerly, Hartford International Advisers HLS Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

       immediately upon filing pursuant to paragraph (b) of Rule 485
---
 X     on MAY 1, 2002 pursuant to paragraph (b) of Rule 485
---

       60 days after filing pursuant to paragraph (a)(1) of Rule 485
---
       on                   pursuant to paragraph (a)(1) of Rule 485
---       -----------------
       75 days after filing pursuant to paragraph (a)(2) of Rule 485
---
       on         pursuant to paragraph (a)(2) of Rule 485
---       ------

              HARTFORD HLS FUNDS
              FOR USE WITH THE HARTFORD
              VARIABLE INSURANCE PRODUCTS
              AND CERTAIN QUALIFIED
              RETIREMENT PLANS
              CLASS IA SHARES

AS WITH ALL MUTUAL FUNDS,
THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

      PROSPECTUS

              EFFECTIVE MAY 1, 2002

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                               HARTFORD HLS FUNDS

                         CLASS IA SHARES
                         PROSPECTUS
                         MAY 1, 2002

                                  SECTOR FUNDS

GLOBAL COMMUNICATIONS HLS FUND

GLOBAL FINANCIAL SERVICES HLS FUND

GLOBAL HEALTH HLS FUND

GLOBAL TECHNOLOGY HLS FUND
                                  STOCK FUNDS

CAPITAL APPRECIATION HLS FUND

DIVIDEND AND GROWTH HLS FUND

FOCUS HLS FUND

GLOBAL LEADERS HLS FUND

GROWTH HLS FUND

GROWTH AND INCOME HLS FUND

INDEX HLS FUND

INTERNATIONAL CAPITAL APPRECIATION HLS FUND

INTERNATIONAL OPPORTUNITIES HLS FUND

INTERNATIONAL SMALL COMPANY HLS FUND

MIDCAP HLS FUND

MIDCAP VALUE HLS FUND

SMALL COMPANY HLS FUND

STOCK HLS FUND

VALUE HLS FUND
                             ASSET ALLOCATION FUNDS

ADVISERS HLS FUND

GLOBAL ADVISERS HLS FUND
                                   BOND FUNDS

BOND HLS FUND

HIGH YIELD HLS FUND

MORTGAGE SECURITIES HLS FUND
                               MONEY MARKET FUND

MONEY MARKET HLS FUND

HARTFORD HLS FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION
------------------------------------------------------------


The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to Rule 12b-1 distribution fees and therefore have higher expenses than Class IA shares, which are not subject to 12b-1 distribution fees.

Thirteen of the funds are investment portfolios of Hartford Series Fund, Inc. Each of the other funds is a separate corporation.

Each fund, except the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, and Focus HLS Fund, is a diversified fund. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund are non-diversified funds. The non-diversified funds other than the Focus HLS Fund are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("HIMCO-Registered Trademark-"). Information regarding HL Advisors, Wellington Management and HIMCO is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a number of retail mutual funds that have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of these retail mutual funds and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

2                                                             HARTFORD HLS FUNDS

CONTENTS                                                                    PAGE
------------------------------------------------------------


A summary of each fund's goals,               Hartford Global Communications HLS Fund                  4
strategies, risks, performance and            Hartford Global Financial Services HLS Fund              7
fees.                                         Hartford Global Health HLS Fund                         10
                                              Hartford Global Technology HLS Fund                     13
                                              Hartford Capital Appreciation HLS Fund                  16
                                              Hartford Dividend and Growth HLS Fund                   18
                                              Hartford Focus HLS Fund                                 20
                                              Hartford Global Leaders HLS Fund                        22
                                              Hartford Growth HLS Fund                                25
                                              Hartford Growth and Income HLS Fund                     27
                                              Hartford Index HLS Fund                                 29
                                              Hartford International Capital Appreciation             32
                                              HLS Fund
                                              Hartford International Opportunities HLS Fund           34
                                              Hartford International Small Company HLS Fund           37
                                              Hartford MidCap HLS Fund                                39
                                              Hartford MidCap Value HLS Fund                          42
                                              Hartford Small Company HLS Fund                         44
                                              Hartford Stock HLS Fund                                 47
                                              Hartford Value HLS Fund                                 50
                                              Hartford Advisers HLS Fund                              52
                                              Hartford Global Advisers HLS Fund                       55
                                              Hartford Bond HLS Fund                                  58
                                              Hartford High Yield HLS Fund                            61
                                              Hartford Mortgage Securities HLS Fund                   64
                                              Hartford Money Market HLS Fund                          67

Further information on the                    Investment strategies and investment matters            69
funds.                                        Management of the funds                                 72
                                              Purchase and redemption of fund shares                  73
                                              Determination of net asset value                        74
                                              Dividends and distributions                             74
                                              Exchange privileges                                     74
                                              Federal income taxes                                    74
                                              Brokerage commissions                                   75
                                              Variable contract owner voting rights                   75
                                              Plan participant voting rights                          75
                                              Performance related information                         75
                                              Distributor, Custodian and Transfer Agent               75
                                              Financial highlights                                    76
                                              Privacy policy                                         101
                                              For more information                            back cover


HARTFORD HLS FUNDS                                                             3

HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Communications HLS Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications companies worldwide. The fund takes a broad approach to investing in the communications sector. Communications companies include companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies.


The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures and indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:

    - The current market price of its stock is at the low end of its historical relative valuation range

    - A positive change in operating results is anticipated but not yet reflected in the price of its stock

    -  Unrecognized or undervalued assets

    - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

    -  Its target price is achieved

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund's portfolio is heavily concentrated in the industries comprising the communications sector and is not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are concentrated in the industries comprising the communications sector. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio of securities by investing across a variety of sectors. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.

Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

4                                                             HARTFORD HLS FUNDS

                                         HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURN FOR CALENDAR
 YEAR 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

01   -35.74%

 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 3.29% (4TH QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -19.62% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                             SINCE INCEPTION
                                              1 YEAR       (DECEMBER 27, 2000)
Class IA                                           -35.74%            -35.55%
S&P 500 Index (reflects no deduction for
  fees or expenses)                                -11.88%            -12.33%
MSCI AC (All Country) World Index Free-
  Telecommunications Services (reflects
  no deduction for fees or expenses)               -26.60%            -26.60%(1)


(1) Return is from 12/31/00.

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The MSCI AC (All Country) World Index Free-Telecommunications Services is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance in the communications sector.


HARTFORD HLS FUNDS                                                             5

HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

   Maximum sales charge (load) as a percentage of
     offering price                                 None
   Maximum deferred sales charge (load)             None
   Exchange fees                                    None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


   Management fees                                  0.85%
   Distribution and service (12b-1) fees            None
   Other expenses                                   0.07%
   Total operating expenses                         0.92%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

   Year 1                                           $   94
   Year 3                                           $  295
   Year 5                                           $  511
   Year 10                                          $1,135

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the communications sector.
[END SIDE NOTE]

6                                                             HARTFORD HLS FUNDS

                                     HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Financial Services HLS Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services companies worldwide. The fund takes a broad approach to investing in the financial services sector. Financial services companies include banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies.


Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

    -  Management focuses on rewarding shareholders

    -  Market expectations of future earnings are too low

    - Market value does not reflect the fact that earnings are understated due to conservative accounting

    - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

    - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

    - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

    -  Its issuer's management no longer appears to promote shareholder value

    -  Market expectations of future earnings are too high

    - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

    -  Market value exceeds the true value of the issuer's component businesses

    - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

    - Market value does not reflect the risk of potential problems in an important business component

    - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund's portfolio is heavily concentrated in the industries comprising the financial services sector and is not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are concentrated in the industries comprising the financial services sector. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio of securities by investing across a variety of sectors. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect

HARTFORD HLS FUNDS                                                             7

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------

on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURN FOR CALENDAR
 YEAR 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


01   -5.72%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 8.07% (2ND QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -11.52% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                             SINCE INCEPTION
                                              1 YEAR       (DECEMBER 27, 2000)
Class IA                                            -5.72%             -5.73%
S&P 500 Index (reflects no deduction for
  fees or expenses)                                -11.88%            -12.33%
MSCI Finance ex Real Estate Index
  (reflects no deduction for fees or
  expenses)                                        -16.70%            -16.70%(1)


(1) Return is from 12/31/00.

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The MSCI All Country Sector indices provide thousands of possible index permutations as 49 countries and 76 regions are combined with 10 sectors, 23 industry groups and 59 industries. Specifically, the MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups.

8                                                             HARTFORD HLS FUNDS

                                     HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)


   Maximum sales charge (load) as a percentage of
     offering price                                 None
   Maximum deferred sales charge (load)             None
   Exchange fees                                    None


ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)


   Management fees                                  0.85%
   Distribution and service (12b-1) fees            None
   Other expenses                                   0.08%
   Total operating expenses                         0.93%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

   Year 1                                           $   95
   Year 3                                           $  298
   Year 5                                           $  517
   Year 10                                          $1,147

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the financial services sector.
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                             9

HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in the equity securities of health care companies worldwide.

INVESTMENT STRATEGY. The fund invests, under normal circumstances, at least 80% of its assets in the equity securities of health care companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. Health care companies include companies in the pharmaceuticals, biotechnology, medical delivery, medical products and services, managed health care, health information services and emerging health-related subsectors. The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will seek to exploit favorable macro trends for the health care sector including demographics.

The fund also seeks to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Investments in the fund are allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase by the fund typically share the following attributes:

    -  The company's business franchise is temporarily mispriced

    -  The company has under-appreciated new product pipelines

    - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

    -  The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

    -  Target prices are achieved

    -  Fundamental expectations are not met

    -  A company's prospects become less appealing

Wellington Management seeks growth companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late, in recognizing opportunity.

The fund will be relatively concentrated both with regard to position size and the industries comprising the health care sector. The fund may invest in securities of companies of any size capitalization. The fund is usually close to fully invested; cash balances normally do not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the health care sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services.

Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance.

Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

10                                                            HARTFORD HLS FUNDS

                                                 HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURN FOR CALENDAR
 YEAR 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

01   2.04%

 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 11.03% (2ND QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -11.57% (1ST QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                           SINCE INCEPTION
                                              1 YEAR        (MAY 1, 2000)
Class IA                                             2.04%           28.12%
S&P 500 Index (reflects no deduction for
  fees or expenses)                                -11.88%          -12.60%
Goldman Sachs Health Care Index
  (reflects no deduction for fees or
  expenses)                                        -12.04%            8.17%(1)


(1)  Return is from 4/30/00.

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered healthcare companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in this index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

HARTFORD HLS FUNDS                                                            11

HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.04%
  Total operating expenses                          0.89%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $   91
  Year 3                                            $  285
  Year 5                                            $  495
  Year 10                                           $1,100

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the health care sector.
[END SIDE NOTE]

12                                                            HARTFORD HLS FUNDS

                                             HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in the equity securities of technology companies worldwide.

INVESTMENT STRATEGY. The fund invests, under normal circumstances, at least 80% of its assets in the equity securities of technology companies worldwide. The fund takes a broad approach to investing in the technology sector. Technology companies include companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment, and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations, and new product developments within the technology sector. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness, and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share the following attributes:

    -  A positive change in operating results is anticipated

    -  Unrecognized or undervalued capabilities are present

    - The quality of management indicates that these factors will be converted to shareholder value

Stocks are considered for sale from the fund when:

    -  Target prices are achieved

    - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

    -  More attractive value in a comparable company is available

The fund is relatively concentrated both with regard to position size and the industries comprising the technology sector. The fund may invest in securities of companies of any size capitalization. Under most circumstances, the fund is close to fully invested; cash balances normally do not exceed 10% of total assets.

For its most recent fiscal year, the fund's annual portfolio turnover exceeded 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the technology sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social

HARTFORD HLS FUNDS                                                            13

HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------

upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment management strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURN FOR CALENDAR
 YEAR 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

01   -22.81%


 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 40.28% (4TH QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -38.32% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                           SINCE INCEPTION
                                              1 YEAR        (MAY 1, 2000)
Class IA                                           -22.81%          -35.31%
S&P 500 Index (reflects no deduction for
  fees or expenses)                                -11.88%          -12.60%
Goldman Sachs Technology Composite Index
  (reflects no deduction for fees or
  expenses)                                        -28.57%          -40.54%(1)


(1)  Return is from 4/30/00.

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

14                                                            HARTFORD HLS FUNDS

                                             HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.04%
  Total operating expenses                          0.89%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $   91
  Year 3                                            $  285
  Year 5                                            $  495
  Year 10                                           $1,100

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the technology sector.
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            15

HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92   16.98%
93   20.80%
94    2.50%
95   30.25%
96   20.70%
97   22.34%
98   15.48%
99   37.46%
00   13.22%
01   -6.94%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 24.33% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -19.45% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                         1 YEAR       5 YEARS  10 YEARS
Class IA                                       -6.94%  15.40%   16.64%
S&P 500 Index (reflects no
  deduction for fees or expenses)             -11.88%  10.70%   12.93%


  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

16                                                            HARTFORD HLS FUNDS

                                          HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.63%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.05%
  Total operating expenses                          0.68%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                         CLASS IA
  (with or without redemption)

  Year 1                                            $ 70
  Year 3                                            $218
  Year 5                                            $380
  Year 10                                           $849

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Saul J. Pannell, CFA

-  Senior Vice President of Wellington Management

-  Manager of the fund since 1991

-  Joined Wellington Management in 1979

-  Investment professional since 1974
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            17

HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital by investing primarily in stocks.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.

As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

95   36.37%
96   22.91%
97   31.89%
98   16.42%
99    5.31%
00   10.95%
01   -4.04%


 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 16.29% (2ND QUARTER 1997) AND THE LOWEST QUARTERLY RETURN WAS -8.89% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                SINCE INCEPTION
                                         1 YEAR       5 YEARS   (MARCH 9, 1994)
Class IA                                       -4.04%  11.48%            14.80%
S&P 500 Index (reflects no
  deduction for fees or expenses)             -11.88%  10.70%            14.23%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

18                                                            HARTFORD HLS FUNDS

                                           HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.65%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.68%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 70
  Year 3                                            $218
  Year 5                                            $380
  Year 10                                           $849

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward P. Bousa, CFA

-  Vice President of Wellington Management

-  Manager of the fund since July, 2001

-  Joined Wellington Management in 2000

- Employed by Putnam Investments from 1992-2000, Fidelity Management Trust Company from 1984-1992, and Louis Dreyfus Corporation from 1980-1982

[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            19

HARTFORD FOCUS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Focus HLS Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.


The key characteristics of companies in which the fund typically invests include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position within an industry

    -  Sustainable or increasing dividends

    -  Positive investor sentiment

The fund will consider selling a security when:

    -  Downside risk equals upside potential

    -  Decreasing trend of earnings growth is exhibited

    -  Excessive valuations are reached

The annual portfolio turnover rate is expected to be in excess of 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than most mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

20                                                            HARTFORD HLS FUNDS

                                                         HARTFORD FOCUS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.10%
  Total operating expenses                          0.95%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $   97
  Year 3                                            $  304
  Year 5                                            $  528
  Year 10                                           $1,171

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Rand L. Alexander, CFA, as Portfolio Manager

-  Senior Vice President of Wellington Management

-  Portfolio Manager of the fund since inception (April 2001)

-  Joined Wellington Management in 1990

-  Investment professional since 1976

Maya K. Bittar, CFA, as Associate Portfolio Manager

-  Vice President of Wellington Management

-  Associate Portfolio Manager since July 2001

-  Joined Wellington Management in 1998

- Previously employed by Firstar Investment Research and Management Company from 1993-1998, McMahan Securities Company, L.P. from 1992-1993 and Firstar Corporation from 1986-1988

-  Investment professional since 1986
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            21

HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital by investing primarily in stocks issued by companies worldwide.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund diversifies its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 350%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium- capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

22                                                            HARTFORD HLS FUNDS

                                                HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99    50.37%
00    -7.06%
01   -16.58%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 32.82% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -15.79% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                               SINCE INCEPTION
                                              1 YEAR        (SEPTEMBER 30, 1998)
Class IA                                           -16.58%               14.14%
Morgan Stanley Capital International
  World Index (reflects no deduction for
  fees or expenses)                                -16.52%                3.11%

  INDEX: The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

HARTFORD HLS FUNDS                                                            23

HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.74%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.07%
  Total operating expenses                          0.81%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $   83
  Year 3                                            $  260
  Year 5                                            $  451
  Year 10                                           $1,005

[SIDE NOTE]

SUB-ADVISER

Wellington Management


PORTFOLIO MANAGER


Andrew S. Offit

-  Senior Vice President of Wellington Management

- Sole Manager of the fund since August 2001; Co-Manager of the fund since inception (September 1998)

-  Joined Wellington Management in 1997

-  Investment professional since 1987
[END SIDE NOTE]

24                                                            HARTFORD HLS FUNDS

                                                        HARTFORD GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth HLS Fund's objective is long term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this top-down analysis, Wellington Management anticipates trends and changes in various markets and in the economy overall and identifies industries and sectors that are expected to outperform.

    - Concurrent with the "top-down" analysis, Wellington Management utilizes a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

The annual portfolio turnover rate is expected to be in excess of 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund is newly organized no performance history has been provided.

HARTFORD HLS FUNDS                                                            25

HARTFORD GROWTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.83%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.08%(1)
  Total operating expenses                          0.91%(1)

(1)  Based on estimated expenses for the current fiscal year.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 93
  Year 3                                            $291

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew J. Shilling, CFA

-  Vice President of Wellington Management

-  Manager of the fund since inception (April 2002)

-  Joined Wellington Management in 1994

-  Investment professional since 1989
[END SIDE NOTE]

26                                                            HARTFORD HLS FUNDS

                                             HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth and Income HLS Fund seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.


INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium- capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99   21.82%
00   -5.64%
01   -8.02%


 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 15.65% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -15.51% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                           SINCE INCEPTION
                                              1 YEAR       (MAY 29, 1998)
Class IA                                            -8.02%         6.61%
S&P 500 Index (reflects no deduction for
  fees or expenses)                                -11.88%         2.73%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

HARTFORD HLS FUNDS                                                            27

HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.75%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.04%
  Total operating expenses                          0.79%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 81
  Year 3                                            $253
  Year 5                                            $440
  Year 10                                           $981

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA

-  Senior Vice President of Wellington Management


-  Manager of the fund since inception (May 1998)


-  Joined Wellington Management in 1994

-  Investment professional since 1987
[END SIDE NOTE]

28                                                            HARTFORD HLS FUNDS

                                                         HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in HIMCO's opinion, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2001, approximately 51.5 percent of the Index was composed of the forty largest companies, the five largest being General Electric Company, Microsoft Corporation, Exxon Mobil Corporation, Citigroup, Inc. and Wal-Mart Stores, Inc.

HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows is made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"-Registered Trademark-, "S&P"-Registered Trademark-, "S&P 500"-Registered Trademark-, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

HARTFORD HLS FUNDS                                                            29

HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92     6.82%
93     9.12%
94     0.94%
95    36.55%
96    22.09%
97    32.61%
98    28.06%
99    20.49%
00    -9.50%
01   -12.31%


 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 21.17% (4TH QUARTER 1998) AND THE LOWEST QUARTERLY RETURN WAS -14.81% (3RD QUARTER 2001).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                         1 YEAR       5 YEARS  10 YEARS
Class IA                                      -12.31%  10.18%   12.28%
S&P 500 Index (reflects no
  deduction for fees or expenses)             -11.88%  10.70%   12.93%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

30                                                            HARTFORD HLS FUNDS

                                                         HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.40%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.43%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 44
  Year 3                                            $138
  Year 5                                            $241
  Year 10                                           $543

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Rodger K. Metzger

-  Vice President of HIMCO

-  Manager of the fund since 1987

-  Joined HIMCO in 1987

-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            31

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.


The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. In a "top-down" analysis, economic data is examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality, large capitalization and mid capitalization growth companies. Large capitalization companies are defined by the fund as companies with market capitalizations above $10 billion. Mid capitalization companies are defined by the fund as companies with market capitalizations between $2 billion and $10 billion. The key characteristics of high quality growth companies are:


    - strong earnings and revenue growth or the potential for strong earnings and revenue growth

    -  good management teams

    -  strong balance sheets

    - attractive relative valuations within a global or regional market or the security's primary trading market

The annual portfolio turnover rate is expected to be in excess of 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization and mid-capitalization growth companies significantly influences its performance. Large and mid-capitalization stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on small capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.


Wellington Management's strategy of combining top-down and bottom-up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

32                                                            HARTFORD HLS FUNDS

                            HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.15%
  Total operating expenses                          1.00%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $  103
  Year 3                                            $  320
  Year 5                                            $  555
  Year 10                                           $1,229

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

-  Senior Vice President of Wellington Management

-  Manager of the fund since inception (April 2001)

-  Joined Wellington Management in 1997

-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            33

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital by investing primarily in stocks issued by non-U.S. companies.

INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.

Wellington Management uses a three-pronged investment strategy:

    - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

    - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

    - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

34                                                            HARTFORD HLS FUNDS

                                   HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92    -4.43%
93    33.73%
94    -1.94%
95    13.93%
96    12.93%
97     0.34%
98    13.16%
99    39.86%
00   -17.10%
01   -18.73%


 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.16% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -16.98% (3RD QUARTER 1998).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                         1 YEAR       5 YEARS  10 YEARS
Class IA                                      -18.73%   1.36%    5.60%
EAFE GDP Index (reflects no
  deductions for fees or expenses)            -22.20%   2.90%    6.03%
MSCI AC World Free ex US Index
  (reflects no deductions for fees
  or expenses)                                -19.50%   0.89%    4.61%


  INDICES: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East weighted by country GDP.


  The Morgan Stanley Capital International All Country World Free ex US ("MSCI AC World Free ex US") Index is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the United States. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. The fund has changed its benchmark from the EAFE GDP to the MSCI AC World Free ex US Index because the fund's investment adviser believes the MSCI AC World Free ex US Index is better suited for the investment strategy of the fund.


HARTFORD HLS FUNDS                                                            35

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.70%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.11%
  Total operating expenses                          0.81%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $   83
  Year 3                                            $  260
  Year 5                                            $  451
  Year 10                                           $1,005

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Trond Skramstad

-  Senior Vice President of Wellington Management

-  Manager of the fund since 1994

-  Joined Wellington Management in 1993

-  Investment professional since 1990

Andrew S. Offit

-  Senior Vice President of Wellington Management

-  Associate Manager of the fund since 1997

-  Joined Wellington Management in 1997

-  Investment professional since 1987
[END SIDE NOTE]
36                                                            HARTFORD HLS FUNDS

                                   HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $8 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. The fund may invest up to 15% of its total assets in non-investment grade debt securities and 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds."

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

    -  a well-articulated business plan

    -  experienced management

    -  a sustainable competitive advantage

    -  strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, are used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

The annual portfolio turnover rate is expected to be in excess of 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.


Non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard & Poor's Corporation ("S&P"), or securities which, if unrated, are determined by Wellington Management to be of comparable quality) entail greater credit risk and greater interest rate risk than do investment grade debt securities. In addition such securities could become harder to value and less liquid than investment grade debt securities.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transactions costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

HARTFORD HLS FUNDS                                                            37

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.15%
  Total operating expenses                          1.00%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $  103
  Year 3                                            $  320
  Year 5                                            $  555
  Year 10                                           $1,229

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward L. Makin

-  Vice President of Wellington Management

-  Manager of the fund since inception (April 2001)

-  Joined Wellington Management in 1994

-  Investment professional since 1987
[END SIDE NOTE]

38                                                            HARTFORD HLS FUNDS

                                                        HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in common stocks of companies with market capitalizations within the range represented by the S&P MidCap 400 Index. As of December 31, 2001 this range was between approximately $225.2 million and $10.5 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

HARTFORD HLS FUNDS                                                            39

HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

98   26.57%
99   51.81%
00   25.42%
01   -3.62%


 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 30.49% (4TH QUARTER 1999 ) AND THE LOWEST QUARTERLY RETURN WAS -17.46% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                          SINCE INCEPTION
                                              1 YEAR      (JULY 14, 1997)
Class IA                                           -3.62%         24.30%
S&P MidCap 400 Index (reflects no
  deduction for fees or expenses)                  -0.62%         13.74%


  INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market.

40                                                            HARTFORD HLS FUNDS

                                                        HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.67%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.70%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 72
  Year 3                                            $225
  Year 5                                            $391
  Year 10                                           $873

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Phillip H. Perelmuter

-  Senior Vice President of Wellington Management

-  Manager of the fund since inception (July 1997)

-  Joined Wellington Management in 1995

-  Investment professional since 1983
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            41

HARTFORD MIDCAP VALUE HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. Mid capitalization companies are defined by the fund as companies with market capitalizations equaling or exceeding $500 million but not exceeding the largest market capitalization of the Russell Mid-Cap Index. As of December 31, 2001, the largest market capitalization in this range was approximately $20 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

    -  high fundamental investment value

    -  strong management team

    -  strong industry position

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

42                                                            HARTFORD HLS FUNDS

                                                  HARTFORD MIDCAP VALUE HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.83%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.07%
  Total operating expenses                          0.90%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $   92
  Year 3                                            $  288
  Year 5                                            $  500
  Year 10                                           $1,112

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS


The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by James N. Mordy.


James N. Mordy

-  Senior Vice President of Wellington Management

-  Manager of the fund since inception (April 2001)

-  Joined Wellington Management in 1985

-  Investment professional since 1985
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            43

HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in common stocks of companies with market capitalizations within the range represented by the Russell 2000 Index. As of December 31, 2001, this range was between approximately $4.1 million and $4.1 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:


    -  have potential for above-average earnings growth



    -  are undervalued in relation to their investment potential



    - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors



    - are relatively obscure and undiscovered by the overall investment community


Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

For its most recent fiscal year, the fund's annual portfolio turnover exceeded 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

44                                                            HARTFORD HLS FUNDS

                                                 HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

97    18.38%
98    11.62%
99    65.83%
00   -13.12%
01   -14.92%


 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 35.93% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -23.59% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                                 SINCE INCEPTION
                                         1 YEAR       5 YEARS   (AUGUST 9, 1996)
Class IA                                      -14.92%  10.12%             10.75%
Russell 2000 Index (reflects no
  deduction for fees or expenses)               2.49%   7.52%              9.83%(1)
Russell 2000 Growth Index (reflects
  no deduction for fees or expense)            -9.23%   2.87%              5.02%(1)


(1)  Return is from 7/31/96.

  INDICES: The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

  The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The fund has changed its benchmark from the Russell 2000 Index to the Russell 2000 Growth Index because the fund's investment adviser believes the Russell 2000 Growth Index is better suited for the investment strategy of the fund.

HARTFORD HLS FUNDS                                                            45

HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.72%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.04%
  Total operating expenses                          0.76%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 78
  Year 3                                            $244
  Year 5                                            $424
  Year 10                                           $945

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Steven C. Angeli, CFA

-  Senior Vice President of Wellington Management

-  Manager of the fund since January 2000

-  Joined Wellington Management in 1994

-  Investment professional since 1990
[END SIDE NOTE]

46                                                            HARTFORD HLS FUNDS

                                                         HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.

INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top-down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

HARTFORD HLS FUNDS                                                            47

HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92    10.04%
93    14.34%
94    -1.80%
95    34.10%
96    24.37%
97    31.38%
98    33.47%
99    19.78%
00    -7.04%
01   -12.23%


 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.17% (4TH QUARTER 1998) AND THE LOWEST QUARTERLY RETURN WAS -14.39% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                         1 YEAR       5 YEARS  10 YEARS
Class IA                                      -12.23%  11.37%   13.44%
S&P 500 Index (reflects no
  deduction for fees or expenses)             -11.88%  10.70%   12.93%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

48                                                            HARTFORD HLS FUNDS

                                                         HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.46%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.49%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 50
  Year 3                                            $158
  Year 5                                            $275
  Year 10                                           $617

[SIDE NOTE]
SUB-ADVISER

Wellington Management
PORTFOLIO MANAGERS

Rand L. Alexander, CFA, as Portfolio Manager

-  Senior Vice President of Wellington Management

-  Portfolio Manager of the fund since 1992

-  Joined Wellington Management in 1990

-  Investment professional since 1976

Maya K. Bittar, CFA, as Associate Portfolio Manager

-  Vice President of Wellington Management

-  Associate Portfolio Manager since July 2001

-  Joined Wellington Management in 1998

- Previously employed by Firstar Investment Research and Management Company from 1993-1998, McMahan Securities Company, L.P. from 1992-1993 and Firstar Corporation from 1986-1988


-  Investment professional since 1986
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            49

HARTFORD VALUE HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Value HLS Fund seeks long-term total return.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

50                                                            HARTFORD HLS FUNDS

                                                         HARTFORD VALUE HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.83%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.07%
  Total operating expenses                          0.90%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $  92
  Year 3                                            $ 288
  Year 5                                            $ 500
  Year 10                                           $1,112

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by John R. Ryan.

John R. Ryan, CFA

-  Senior Vice President and Managing Partner of Wellington Management

-  Manager of the fund since inception (April 2001)

-  Joined Wellington Management in 1981

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            51

HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

INVESTMENT STRATEGY.  The fund allocates its assets among three categories:

    -  stocks


    -  debt securities


    -  money market instruments

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

The debt securities (other than money market instruments) in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation or "Baa" by Moody's Investors Service, Inc., or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, and manager allocation risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

52                                                            HARTFORD HLS FUNDS

                                                      HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92    8.30%
93   12.25%
94   -2.74%
95   28.34%
96   16.59%
97   24.51%
98   24.66%
99   10.59%
00   -0.75%
01   -4.64%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.92% (2ND QUARTER 1997) AND THE LOWEST QUARTERLY RETURN WAS -7.45% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                         1 YEAR       5 YEARS  10 YEARS
Class IA                                       -4.64%  10.19%   11.14%
S&P 500 Index (reflects no
  deduction for fees or expenses)             -11.88%  10.70%   12.93%
LGCB Index (reflects no deduction
  for fees or expenses)                         8.50%   7.37%    7.27%

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The Lehman Brothers Government/Corporate Bond Index ("LGCB Index") is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD HLS FUNDS                                                            53

HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.63%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.66%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 68
  Year 3                                            $212
  Year 5                                            $369
  Year 10                                           $825

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Paul D. Kaplan

-  Senior Vice President of Wellington Management

-  Co-manager of the fund since 1987

-  Joined Wellington Management in 1982

-  Investment professional since 1974

Rand L. Alexander, CFA

-  Senior Vice President of Wellington Management

-  Co-manager of the fund since 1992

-  Joined Wellington Management in 1990

-  Investment professional since 1976
[END SIDE NOTE]

54                                                            HARTFORD HLS FUNDS

                                              HARTFORD GLOBAL ADVISERS HLS FUND*
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.

INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. Under normal circumstances, the fund diversifies its investments among at least three countries, one of which may be the United States. The fund invests in securities denominated in both U.S. dollars and foreign currencies that are traded in the U.S. or in foreign securities markets, or both.

The fund actively allocates its assets among three categories:

    -  equity securities

    -  debt securities

    -  money market instruments

The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund. The fund favors securities of high quality growth companies which, in the opinion of Wellington Management, are leaders in their respective industries.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly know as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

* Formerly, Hartford International Advisers HLS Fund.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

HARTFORD HLS FUNDS                                                            55

HARTFORD GLOBAL ADVISERS HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

96   12.25%
97    5.52%
98   13.35%
99   23.16%
00   -6.63%
01   -6.25%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.17% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -9.05% (3RD QUARTER 1998).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                                SINCE INCEPTION
                                         1 YEAR       5 YEARS   (MARCH 1, 1995)
Class IA                                       -6.25%   5.22%             7.78%
EAFE GDP Index (reflects no
  deduction for fees or expenses)             -22.21%   2.90%             5.25%(1)
Salomon Index (ex-U.S.) (reflects
  no deduction for fees or
  expenses)                                     6.10%   8.20%             9.70%(1)
Morgan Stanley Capital
  International World Index
  (reflects no deduction for fees
  or expenses)                                -16.52%   5.74%             9.23%(1)
Lehman Brothers Global Aggregate
  Index (reflects no deduction for
  fees or expenses)                             7.24%   7.60%             8.62%(1)

(1)  Return is from 2/28/95.

  INDICES: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.


  Salomon Smith Barney World Government Bond Index (the "Salomon Index") is a market-capitalization weighted index of government bonds representing 18 government bond markets of Europe, Australia, North America and the Far East and the ex-U.S. Index excludes the United States.

  The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

  The Lehman Brothers Global Aggregate Index USD Hgd ("Lehman Brothers Global Aggregate Index") provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities).

  The fund has changed its benchmarks from EAFE GDP and the Salomon Index to Morgan Stanley Capital International World Index and Lehman Brothers Global Aggregate Index because the fund's investment adviser believes the new benchmarks are better suited for the investment strategy of the fund.


56                                                            HARTFORD HLS FUNDS

                                               HARTFORD GLOBAL ADVISERS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.76%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.10%
  Total operating expenses                          0.86%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $   88
  Year 3                                            $  275
  Year 5                                            $  479
  Year 10                                           $1,064

[SIDE NOTE]
SUB-ADVISER

Wellington Management
PORTFOLIO MANAGERS
Andrew S. Offit

-  Senior Vice President of Wellington Management

- Manager of the equity component of the fund since 2001 and Associate Manager of the equity component of the fund since 1997

-  Joined Wellington Management in 1997

-  Investment professional since 1987
Robert L. Evans

-  Senior Vice President of Wellington Management

-  Manager of the debt component of the fund since inception (March 1995)

-  Joined Wellington Management in 1995

-  Investment professional since 1985
Scott M. Elliott, CFA

-  Senior Vice President of Wellington Management

-  Manager of the asset allocation of the fund since 2001

-  Joined Wellington Management in 1994

-  Investment professional since 1990

[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            57

HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's Investors Service, Inc. or "BB" by Standard & Poor's Corporation), or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds."

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio.


The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.


HIMCO uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. HIMCO assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

58                                                            HARTFORD HLS FUNDS

                                                          HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92    5.53%
93   10.24%
94   -3.95%
95   18.49%
96    3.52%
97   11.35%
98    8.15%
99   -2.02%
00   11.99%
01    8.68%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 6.40% (2ND QUARTER 1995) AND THE LOWEST QUARTERLY RETURN WAS -3.40% (1ST QUARTER 1994).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                     1 YEAR  5 YEARS  10 YEARS
Class IA                              8.68%    7.51%    7.01%
Lehman Brothers Government/
  Corporate Bond Index (reflects no
  deduction for fees or expenses)     8.50%    7.37%    7.27%
Lehman Brothers U.S. Aggregate Bond
  Index (reflects no deduction for
  fees or expenses)                   8.44%    7.43%    7.23%

  INDICES: The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

  The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. The fund has changed its benchmark from the Lehman Brothers Government/Corporate Bond Index to the Lehman Brothers U.S. Aggregate Bond Index because the fund's investment adviser believes the Lehman Brothers U.S. Aggregate Bond Index is better suited for the investment strategy of the fund.

HARTFORD HLS FUNDS                                                            59

HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.48%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.51%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 52
  Year 3                                            $164
  Year 5                                            $286
  Year 10                                           $642

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Alison D. Granger, CFA

-  Senior Vice President of HIMCO

-  Manager of the fund since 1996

-  Joined HIMCO in 1993

-  Investment professional since 1981
[END SIDE NOTE]

60                                                            HARTFORD HLS FUNDS

                                                    HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.


INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard & Poor's Corporation ("S&P"), or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range which is typically defined as between approximately 5 to 10 years.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund does not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, HIMCO uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities within selected industries that appear from a yield perspective to be attractive. HIMCO assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that HIMCO expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as HIMCO expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

HARTFORD HLS FUNDS                                                            61

HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99   4.70%
00   1.03%
01   2.69%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 6.34% (4TH QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -4.10% (2ND QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                              SINCE INCEPTION
                                              1 YEAR       (SEPTEMBER 30, 1998)
Class IA                                            2.69%               3.72%
Lehman Brothers High Yield Corporate
  Index (reflects no deduction for fees
  or expenses)                                      5.28%               1.11%

  INDEX: The Lehman Brothers High Yield Corporate Index is a unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

62                                                            HARTFORD HLS FUNDS

                                                    HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.77%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.04%
  Total operating expenses                          0.81%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $   83
  Year 3                                            $  260
  Year 5                                            $  451
  Year 10                                           $1,005

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Alison D. Granger, CFA

-  Senior Vice President of HIMCO

-  Manager of the fund since inception (September 1998)

-  Joined HIMCO in 1993

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            63

HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.


INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated "A" or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if not rated, which are of equivalent investment quality as determined by HIMCO. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.


--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.


HIMCO's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager's selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

64                                                            HARTFORD HLS FUNDS

                                           HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92    4.64%
93    6.31%
94   -1.61%
95   16.17%
96    5.07%
97    9.01%
98    6.72%
99    1.52%
00   10.28%
01    7.50%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 5.22% (2ND QUARTER 1995) AND THE LOWEST QUARTERLY RETURN WAS -2.13% (1ST QUARTER 1994).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                     1 YEAR  5 YEARS  10 YEARS
Class IA                             7.50%    6.96%     6.46%
Lehman Mortgage-Backed Securities
  Index (reflects no deduction for
  fees or expenses)                  8.22%    7.49%     7.10%

  INDEX: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

HARTFORD HLS FUNDS                                                            65

HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.45%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.48%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 49
  Year 3                                            $154
  Year 5                                            $269
  Year 10                                           $605

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Peter P. Perrotti

-  Senior Vice President of HIMCO

-  Manager of the fund since May 1999

-  Joined HIMCO in 1992

-  Investment professional since 1992
[END SIDE NOTE]

66                                                            HARTFORD HLS FUNDS

                                                  HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund purchases securities which HIMCO believes offer attractive returns relative to the risks undertaken. In addition, HIMCO adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if HIMCO does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

CLASS IA TOTAL RETURNS BY CALENDAR YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92   3.63%
93   2.94%
94   3.95%
95   5.74%
96   5.18%
97   5.31%
98   5.25%
99   4.89%
00   6.10%
01   3.87%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.57% (4TH QUARTER 2000) AND THE LOWEST QUARTERLY RETURN WAS 0.55% (4TH QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                     1 YEAR  5 YEARS  10 YEARS
  Class IA                           3.87%    5.09%     4.69%
  60-Day Treasury Bill Index
    (reflects no deduction for fees
    or expenses)                     3.50%    4.87%     4.57%

  INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.

  Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

HARTFORD HLS FUNDS                                                            67

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.45%
  Distribution and service (12b-1) fees             None
  Other expenses                                    0.03%
  Total operating expenses                          0.48%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            $ 49
  Year 3                                            $154
  Year 5                                            $269
  Year 10                                           $605

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER


Robert Crusha



-  Vice President of HIMCO



-  Manager of the fund since May 2002



-  Joined HIMCO in 1993



-  Investment professional since 1995

[END SIDE NOTE]

68                                                            HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments, securities of small capitalization companies, or securities of issuers in the same industry.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although not a principal investment strategy, each fund (other than the Money Market HLS Fund) may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.


FOREIGN INVESTMENTS

The funds that may invest 20% or more of their total assets in securities of foreign issuers or non-dollar securities hold foreign investments as part of their principal investment strategy. Certain other funds may hold foreign investments, but not as a principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different

HARTFORD HLS FUNDS                                                            69

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FOREIGN INVESTMENTS IN EMERGING MARKETS

The funds whose investment strategy discloses that they may invest in emerging markets do so as part of their principal investment strategy. Certain other funds, except Money Market HLS Fund, may invest in emerging markets, but not as a principal investment strategy.


The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

THE FINANCIAL SERVICES SECTOR

The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service industries and can be significantly affected by availability and cost of capital, changes in interest rates and price competition. In addition, various industries of this sector are subject to risks specific to their businesses.

The banking industry will be significantly affected by the recent adoption of federal legislation that has diminished the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this legislation could expose banks to well-financed competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions greatly impact banks that face exposure to credit losses and banks can be significantly affected by interest rate changes.

The brokerage and investment management industry (and certain segments of the life insurance industry) is significantly affected by changes in government regulations, brokerage commission structure, large capital requirements and a very competitive environment. The performance of companies in the brokerage and investment management businesses can be closely tied to the performance of the securities markets and can suffer substantially during market declines. Revenues can also depend on overall market activity.

The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of reserves and cash flows, the inability of reinsurance carriers to pay claims, liability for coverage of environmental clean-up costs from past years, and as yet unidentified liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes. For example, possible changes in government

70                                                            HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
regulations affecting the health care system could have a dramatic impact on the health insurance industry in the future.

The residential finance and mortgage industry can be significantly affected by changes in government regulation, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions (in response to high failure rates) have mandated higher capital ratios and more prudent lending.

Reduced capacity among insured institutions has created growth opportunities for uninsured companies and secondary market products to fulfill unmet demand for home finance. Change continues in the origination, packaging, selling, holding and insuring of home finance products.

SMALL CAPITALIZATION COMPANIES

The funds whose investment strategy discloses that they may invest in securities of small capitalization companies do so as part of their principal investment strategy. Certain other funds may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT EACH FUND'S INVESTMENT GOAL


The investment goal of the following funds may be changed without a shareholder vote: Global Communications HLS Fund, Global Financial Services HLS Fund, Focus HLS Fund, Growth HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, MidCap Value HLS Fund and Value HLS Fund. The investment goal of the other funds may be changed only with the approval of the fund's shareholders. A fund may not be able to achieve its goal.


CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Certain funds are expected to have relatively high portfolio turnover. The other funds may at times engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund. The funds are not managed to achieve a particular tax result for shareholders.


ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Statement of Additional Information which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

Certain funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances,

HARTFORD HLS FUNDS                                                            71

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without a shareholder vote. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, SEC rules require that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy.

MANAGEMENT OF THE FUNDS


THE INVESTMENT MANAGER



HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $181.2 billion in assets as of December 31, 2001. HL Advisors had over $48.6 billion in assets under management as of December 31, 2001. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.


THE INVESTMENT SUB-ADVISERS

Wellington Management is the investment sub-adviser to each of the funds other than those sub-advised by HIMCO.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2001 Wellington Management had investment management authority over approximately $311 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the High Yield HLS Fund, Index HLS Fund, Bond HLS Fund, Mortgage Securities HLS Fund, and Money Market HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2001 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $75.4 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.


MANAGEMENT FEES


Each fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

INDEX HLS FUND


NET ASSET VALUE                                     ANNUAL RATE
  All Assets                                          0.400%


MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND


NET ASSET VALUE                                     ANNUAL RATE
  All Assets                                          0.450%


BOND HLS FUND AND STOCK HLS FUND


NET ASSET VALUE                                     ANNUAL RATE
  First $250,000,000                                  0.525%
  Next $250,000,000                                   0.500%
  Next $500,000,000                                   0.475%
  Amount Over $1 Billion                              0.450%


ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, HIGH YIELD HLS FUND, GLOBAL ADVISERS HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND, AND SMALL COMPANY HLS FUND

NET ASSET VALUE                                     ANNUAL RATE
  First $250,000,000                                  0.775%
  Next $250,000,000                                   0.725%
  Next $500,000,000                                   0.675%
  Amount Over $1 Billion                              0.625%

VALUE HLS FUND, GROWTH HLS FUND AND MIDCAP VALUE HLS FUND

NET ASSET VALUE                                     ANNUAL RATE
  First $250,000,000                                  0.825%
  Next $250,000,000                                   0.775%
  Next $500,000,000                                   0.725%
  Amount Over $1 Billion                              0.675%

72                                                            HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND, INTERNATIONAL SMALL COMPANY HLS FUND AND FOCUS HLS FUND

NET ASSET VALUE                                     ANNUAL RATE
  First $250,000,000                                  0.850%
  Next $250,000,000                                   0.800%
  Amount Over $500,000,000                            0.750%


For the year ended December 31, 2001, each fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees, expressed as a percentage of net assets, were as follows:



FUND NAME                                             ANNUAL RATE
  Hartford Advisers HLS Fund                         0.63%
  Hartford Bond HLS Fund                             0.48%
  Hartford Capital Appreciation HLS Fund             0.63%
  Hartford Dividend and Growth HLS Fund              0.65%
  Hartford Focus HLS Fund                            0.85%(1,2)
  Hartford Global Advisers HLS Fund                  0.76%
  Hartford Global Communications HLS Fund            0.85%
  Hartford Global Financial Services HLS Fund        0.85%
  Hartford Global Health HLS Fund                    0.85%
  Hartford Global Leaders HLS Fund                   0.74%
  Hartford Global Technology HLS Fund                0.85%
  Hartford Growth HLS Fund                           0.83%
  Hartford Growth and Income HLS Fund                0.75%
  Hartford High Yield HLS Fund                       0.77%
  Hartford Index HLS Fund                            0.40%
  Hartford International Capital Appreciation HLS
    Fund                                             0.85%(1,2)
  Hartford International Opportunities HLS Fund      0.70%
  Hartford International Small Company HLS Fund      0.85%(1,2)
  Hartford MidCap HLS Fund                           0.67%
  Hartford MidCap Value HLS Fund                     0.83%(1,2)
  Hartford Money Market HLS Fund                     0.45%
  Hartford Mortgage Securities HLS Fund              0.45%
  Hartford Small Company HLS Fund                    0.72%
  Hartford Stock HLS Fund                            0.46%
  Hartford Value HLS Fund                            0.83%(1,2)



(1)  Fund commenced operations April 30, 2001.
(2)  Annualized.

PURCHASE AND REDEMPTION OF FUND SHARES



The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of their shares to certain qualified retirement plans (the "Plans").


The funds offer two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and

HARTFORD HLS FUNDS                                                            73

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE


The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market HLS Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the applicable Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by each fund other than the Money Market HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market HLS Fund's assets, and investments of the other funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS


Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.


Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed

74                                                            HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.


BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS


With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.


PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

HARTFORD HLS FUNDS                                                            75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL COMMUNICATIONS HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                   CLASS IA - PERIOD ENDED:
                                                                           12/31/01
                                                                   ------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                       $1.000
Net investment income (loss)                                                0.003
Net realized and unrealized gain (loss) on investments                     (0.359)
                                                                          -------
Total from investment operations                                           (0.356)
Less distributions:
  Dividends from net investment income                                     (0.004)
  Distributions from net realized gain on investments                       0.000
  Distributions from capital                                                0.000
                                                                          -------
Total distributions                                                        (0.004)
                                                                          -------
Net increase (decrease) in net asset value                                 (0.360)
                                                                          -------
Net asset value, end of period                                             $0.640
                                                                          -------
TOTAL RETURN                                                              (35.74%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                   $7,679
Ratio of expenses to average net assets                                     0.92%
Ratio of net investment income (loss) to average net assets                 0.38%
Portfolio turnover rate                                                     95.0%(a)



  a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


76                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                   CLASS IA - PERIOD ENDED:
                                                                           12/31/01
                                                                   ------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                       $1.000
Net investment income (loss)                                                0.007
Net realized and unrealized gain (loss) on investments                     (0.063)
                                                                          -------
Total from investment operations                                           (0.056)
Less distributions:
  Dividends from net investment income                                     (0.004)
  Distributions from net realized gain on investments                       0.000
  Distributions from capital                                                0.000
                                                                          -------
Total distributions                                                        (0.004)
                                                                          -------
Net increase (decrease) in net asset value                                 (0.060)
                                                                          -------
Net asset value, end of period                                             $0.940
                                                                          -------
TOTAL RETURN                                                               (5.72%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                  $14,216
Ratio of expenses to average net assets                                     0.93%
Ratio of net investment income (loss) to average net assets                 1.04%
Portfolio turnover rate                                                    119.2%(a)



  a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the class of shares issued.


HARTFORD HLS FUNDS                                                            77

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL HEALTH HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                               CLASS IA - PERIOD ENDED:
                                                                          12/31/01         5/1/00-12/31/00(a)
                                                                         ----------        ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                       $1.422                $1.000
Net investment income (loss)                                                0.000                 0.003
Net realized and unrealized gain (loss) on investments                      0.028                 0.477
                                                                         --------              --------
Total from investment operations                                            0.028                 0.480
Less distributions:
  Dividends from net investment income                                      0.000                (0.003)
  Distributions from net realized gain on investments                       0.000                (0.035)
  Distributions from capital                                                0.000                 0.000
                                                                         --------              --------
Total distributions                                                         0.000                (0.038)
                                                                         --------              --------
Net increase (decrease) in net asset value                                  0.028                 0.442
Net asset value, end of period                                             $1.470                $1.442
                                                                         --------              --------
TOTAL RETURN                                                                2.04%                48.18%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                 $202,131              $123,533
Ratio of expenses to average net assets                                     0.89%                 0.90%(c)
Ratio of net investment income (loss) to average net assets                 0.06%                 0.59%(c)
Portfolio turnover rate                                                     61.5%(d)              46.1%(d)



  a The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.
  b  Not annualized.
  c  Annualized.
  d Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


78                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL TECHNOLOGY HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                       CLASS IA - PERIOD ENDED:
                                                                     12/31/01    5/1/00-12/31/00(a)
                                                                   ------------  ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $0.637            $1.000
Net investment income (loss)                                          (0.002)           (0.001)
Net realized and unrealized gain (loss) on investments                (0.145)           (0.362)
                                                                   ---------        ----------
Total from investment operations                                      (0.147)           (0.363)
Less distributions:
  Dividends from net investment income                                 0.000             0.000
  Distributions from net realized gain on investments                  0.000             0.000
  Distributions from capital                                           0.000             0.000
                                                                   ---------        ----------
Total distributions                                                    0.000             0.000
                                                                   ---------        ----------
Net increase (decrease) in net asset value                            (0.147)           (0.363)
Net asset value, end of period                                        $0.490            $0.637
                                                                   ---------        ----------
TOTAL RETURN                                                          (22.81%)         (37.37%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                             $86,074           $71,276
Ratio of expenses to average net assets                                 0.89%            0.92%(c)
Ratio of net investment income (loss) to average net assets            (0.49%)          (0.44%)(c)
Portfolio turnover rate                                                240.3%(d)        149.9%(d)



  a The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.
  b  Not annualized.
  c  Annualized.
  d Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                            CLASS IA - PERIOD ENDED:
                                                  12/31/01         12/31/00         12/31/99         12/31/98         12/31/97
                                                -------------    -------------    -------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $5.926           $6.095           $4.759           $4.410           $3.914
Net investment income (loss)                          0.021            0.041            0.023            0.025            0.020
Net realized and unrealized gain (loss) on
  investments                                        (0.341)           0.757            1.643            0.525            0.794
                                                -----------      -----------      -----------      -----------      -----------
Total from investment operations                     (0.320)           0.798            1.666            0.550            0.814
Less distributions:
  Dividends from net investment income               (0.027)          (0.039)          (0.018)          (0.026)          (0.022)
  Distributions from net realized gain on
    investments                                      (1.609)          (0.928)          (0.312)          (0.175)          (0.296)
  Distributions from capital                          0.000            0.000            0.000            0.000            0.000
                                                -----------      -----------      -----------      -----------      -----------
Total distributions                                  (1.636)          (0.967)          (0.330)          (0.201)          (0.318)
                                                -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net asset value           (1.956)          (0.169)           1.336            0.349            0.496
Net asset value, end of period                       $3.970           $5.926           $6.095           $4.759           $4.410
                                                -----------      -----------      -----------      -----------      -----------
TOTAL RETURN                                         (6.94%)          13.22%           37.46%           15.48%           22.34%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $8,734,600       $9,581,897       $7,963,003       $5,807,480       $4,802,992
Ratio of expenses to average net assets               0.68%            0.66%            0.66%            0.64%            0.64%
Ratio of net investment income (loss) to
  average net assets                                  0.57%            0.64%            0.46%            0.59%            0.44%
Portfolio turnover rate                               92.3%(a)        108.2%(a)         66.4%(a)         51.2%(a)         57.6%(a)



  a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


80                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                            CLASS IA - PERIOD ENDED:
                                                  12/31/01         12/31/00         12/31/99         12/31/98         12/31/97
                                                -------------    -------------    -------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $2.124           $2.149           $2.160           $1.952           $1.547
Net investment income (loss)                          0.031            0.035            0.034            0.033            0.035
Net realized and unrealized gain (loss) on
  investments                                        (0.114)           0.178            0.075            0.280            0.445
                                                -----------      -----------      -----------      -----------      -----------
Total from investment operations                     (0.083)           0.213            0.109            0.313            0.480
Less distributions:
  Dividends from net investment income               (0.030)          (0.034)          (0.035)          (0.035)          (0.031)
  Distributions from net realized gain on
    investments                                      (0.131)          (0.204)          (0.085)          (0.070)          (0.044)
  Distributions from capital                          0.000            0.000            0.000            0.000            0.000
                                                -----------      -----------      -----------      -----------      -----------
Total distributions                                  (0.161)          (0.238)          (0.120)          (0.105)          (0.075)
                                                -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net asset value           (0.244)          (0.025)          (0.011)           0.208            0.405
Net asset value, end of period                       $1.880           $2.124           $2.149           $2.160           $1.952
                                                -----------      -----------      -----------      -----------      -----------
TOTAL RETURN                                         (4.04%)          10.95%            5.31%           16.42%           31.89%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $3,190,773       $3,189,857       $3,207,733       $3,031,293       $1,994,653
Ratio of expenses to average net assets               0.68%            0.68%            0.68%            0.66%            0.68%
Ratio of net investment income (loss) to
  average net assets                                  1.66%            1.70%            1.60%            1.81%            2.21%
Portfolio turnover rate                               61.0%(a)         59.4%(a)         55.9%(a)         48.2%(a)         34.2%(a)



  a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD FOCUS HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                   CLASS IA - PERIOD ENDED:
                                                                     4/30/01-12/31/01(a)
                                                                   ------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                        $1.000
Net investment income (loss)                                                 0.002
Net realized and unrealized gain (loss) on investments                       0.040
                                                                          --------
Total from investment operations                                             0.042
Less distributions:
  Dividends from net investment income                                      (0.002)
  Distributions from net realized gain on investments                        0.000
  Distributions from capital                                                 0.000
                                                                          --------
Total distributions                                                         (0.002)
                                                                          --------
Net increase (decrease) in net asset value                                   0.040
Net asset value, end of period                                              $1.040
                                                                          --------
TOTAL RETURN                                                                 3.94%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                   $32,968
Ratio of expenses to average net assets                                      0.95%(c)
Ratio of net investment income (loss) to average net assets                  0.47%(c)
Portfolio turnover rate                                                     113.0%(d)



  a The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
  b  Not annualized.
  c  Annualized.
  d Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


82                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                     CLASS IA - PERIOD ENDED:
                                                                  12/31/01       12/31/00       12/31/99      9/30/98-12/31/98(A)
                                                                 -----------    -----------    -----------    -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $1.759         $1.913         $1.285           $1.00
Net investment income (loss)                                         0.011          0.008          0.003           0.001
Net realized and unrealized gain (loss) on investments              (0.305)        (0.142)         0.642           0.318
                                                                 ---------      ---------      ---------          ------
Total from investment operations                                    (0.294)        (0.134)         0.645           0.319
Less distributions:
  Dividends from net investment income                              (0.008)        (0.009)        (0.003)         (0.002)
  Distributions from net realized gain on investments               (0.017)        (0.011)        (0.014)         (0.032)
  Distributions from capital                                         0.000          0.000          0.000           0.000
                                                                 ---------      ---------      ---------          ------
Total distributions                                                 (0.025)        (0.020)        (0.017)         (0.034)
                                                                 ---------      ---------      ---------          ------
Net increase (decrease) in net asset value                          (0.319)        (0.154)         0.628           0.285
Net asset value, end of period                                      $1.440         $1.759         $1.913          $1.285
                                                                 ---------      ---------      ---------          ------
TOTAL RETURN                                                       (16.58%)        (7.06%)        50.37%          31.88%(b,d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $484,661       $575,217       $179,675          $5,761
Ratio of expenses to average net assets                              0.81%          0.81%          0.86%           0.89%(c,d)
Ratio of net investment income (loss) to average net assets          0.71%          0.63%          0.54%(d)        0.63%(c,d)
Portfolio turnover rate                                             362.9%(e)      366.6%(e)      207.4%(e)        47.9%(e)



  a The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                     CLASS IA - PERIOD ENDED:
                                                                  12/31/01       12/31/00       12/31/99      5/29/98-12/31/98(a)
                                                                 -----------    -----------    -----------    -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $1.326         $1.432         $1.186           $1.000
Net investment income (loss)                                         0.006          0.005          0.004            0.005
Net realized and unrealized gain (loss) on investments              (0.112)        (0.085)         0.255            0.185
                                                                 ---------      ---------      ---------          -------
Total from investment operations                                    (0.106)        (0.080)         0.259            0.190
Less distributions:
  Dividends from net investment income                               0.000         (0.005)        (0.004)          (0.004)
  Distributions from net realized gain on investments               (0.050)        (0.021)        (0.009)           0.000
  Distributions from capital                                         0.000          0.000          0.000            0.000
                                                                 ---------      ---------      ---------          -------
Total distributions                                                 (0.050)        (0.026)        (0.013)          (0.004)
                                                                 ---------      ---------      ---------          -------
Net increase (decrease) in net asset value                          (0.156)        (0.106)         0.246            0.186
Net asset value, end of period                                      $1.170         $1.326         $1.432           $1.186
                                                                 ---------      ---------      ---------          -------
TOTAL RETURN                                                        (8.02%)        (5.64%)        21.82%           19.05%(b,d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $416,013       $379,905       $201,857          $25,312
Ratio of expenses to average net assets                              0.79%          0.79%          0.82%            0.28%(c,d)
Ratio of net investment income (loss) to average net assets          0.54%          0.41%          0.63%            1.42%(c,d)
Portfolio turnover rate                                              85.0%(e)       72.8%(e)       53.8%(e)         29.6%(e)



  a The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


84                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INDEX HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                            CLASS IA - PERIOD ENDED:
                                                  12/31/01         12/31/00         12/31/99         12/31/98         12/31/97
                                                -------------    -------------    -------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $3.725           $4.189           $3.570           $2.878           $2.382
Net investment income (loss)                          0.031            0.030            0.034            0.032            0.035
Net realized and unrealized gain (loss) on
  investments                                        (0.488)          (0.424)           0.685            0.759            0.692
                                                -----------      -----------      -----------      -----------      -----------
Total from investment operations                     (0.457)          (0.394)           0.719            0.791            0.727
Less distributions:
  Dividends from net investment income               (0.029)          (0.031)          (0.040)          (0.027)          (0.035)
  Distributions from net realized gain on
    investments                                      (0.059)          (0.039)          (0.060)          (0.072)          (0.196)
  Distributions from capital                          0.000            0.000            0.000            0.000            0.000
                                                -----------      -----------      -----------      -----------      -----------
Total distributions                                  (0.088)          (0.070)          (0.100)          (0.099)          (0.231)
                                                -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net asset value           (0.545)          (0.464)           0.619            0.692            0.496
Net asset value, end of period                       $3.180           $3.725           $4.189           $3.570           $2.878
                                                -----------      -----------      -----------      -----------      -----------
TOTAL RETURN                                        (12.31%)          (9.50%)          20.49%           28.06%           32.61%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $1,976,361       $2,387,000       $2,581,436       $1,846,117       $1,123,455
Ratio of expenses to average net assets               0.43%            0.43%            0.43%            0.40%            0.39%
Ratio of net investment income (loss) to
  average net assets                                  0.91%            0.75%            0.95%            1.21%            1.52%
Portfolio turnover rate                                5.2%(a)          6.7%(a)          2.8%(a)          4.5%(a)          5.7%(a)



  a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                   CLASS IA - PERIOD ENDED:
                                                                     4/30/01-12/31/01(a)
                                                                   ------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                       $1.000
Net investment income (loss)                                                0.001
Net realized and unrealized gain (loss) on investments                     (0.140)
                                                                          -------
Total from investment operations                                           (0.139)
Less distributions:
  Dividends from net investment income                                     (0.001)
  Distributions from net realized gain on investments                       0.000
  Distributions from capital                                                0.000
                                                                          -------
  Total distributions                                                      (0.001)
                                                                          -------
  Net increase (decrease) in net asset value                               (0.140)
  Net asset value, end of period                                           $0.860
                                                                          -------
  TOTAL RETURN                                                            (13.98%)(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                 $9,969
  Ratio of expenses to average net assets                                   1.00%(c)
  Ratio of net investment income (loss) to average net assets               0.42%(c)
  Portfolio turnover rate                                                  190.8%(d)



  a The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
  b  Not annualized.
  c  Annualized.
  d Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


86                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                              CLASS IA - PERIOD ENDED:
                                                     12/31/01         12/31/00         12/31/99         12/31/98        12/31/97
                                                   -------------    -------------    -------------    -------------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $1.364           $1.876           $1.355           $1.294        $1.407
Net investment income (loss)                             0.012            0.018            0.019            0.021         0.022
Net realized and unrealized gain (loss) on
  investments                                           (0.264)          (0.314)           0.520            0.147        (0.019)
                                                   -----------      -----------      -----------      -----------      --------
Total from investment operations                        (0.252)          (0.296)           0.539            0.168         0.003
Less distributions:
  Dividends from net investment income                  (0.001)          (0.023)          (0.018)          (0.019)       (0.012)
  Distributions from net realized gain on
    investments                                         (0.161)          (0.193)           0.000           (0.088)       (0.104)
  Distributions from capital                             0.000            0.000            0.000            0.000         0.000
                                                   -----------      -----------      -----------      -----------      --------
Total distributions                                     (0.162)          (0.216)          (0.018)          (0.107)       (0.116)
                                                   -----------      -----------      -----------      -----------      --------
Net increase (decrease) in net asset value              (0.414)          (0.512)           0.521            0.061        (0.113)
Net asset value, end of period                          $0.950           $1.364           $1.876           $1.355        $1.294
                                                   -----------      -----------      -----------      -----------      --------
TOTAL RETURN                                           (18.73%)         (17.10%)          39.86%           13.16%         0.34%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $941,934       $1,326,609       $1,574,836       $1,196,694      $1,092,946
Ratio of expenses to average net assets                  0.81%            0.78%            0.78%            0.77%         0.77%
Ratio of net investment income (loss) to
  average net assets                                     1.10%            1.16%            1.20%            1.51%         1.48%
Portfolio turnover rate                                 143.8%(a)        158.8%(a)        133.2%(a)        157.4%(a)      72.7%(a)



  a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                   CLASS IA - PERIOD ENDED:
                                                                     4/30/01-12/31/01(a)
                                                                   ------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                       $1.000
Net investment income (loss)                                                0.005
Net realized and unrealized gain (loss) on investments                     (0.063)
                                                                          -------
Total from investment operations                                           (0.058)
Less distributions:
  Dividends from net investment income                                     (0.002)
  Distributions from net realized gain on investments                       0.000
  Distributions from capital                                                0.000
                                                                          -------
Total distributions                                                        (0.002)
                                                                          -------
Net increase (decrease) in net asset value                                 (0.060)
Net asset value, end of period                                             $0.940
                                                                          -------
TOTAL RETURN                                                               (5.98%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                   $4,373
Ratio of expenses to average net assets                                     1.00%(c)
Ratio of net investment income (loss) to average net assets                 1.01%(c)
Portfolio turnover rate(d)                                                 168.3%(d)



  a The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
  b  Not annualized.
  c  Annualized.
  d Portfolio turnover rate calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


88                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                         CLASS IA - PERIOD ENDED:
                                            12/31/01         12/31/00         12/31/99         12/31/98       7/14/97-12/31/97(A)
                                          -------------    -------------    -------------    -------------    -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $2.467           $2.053           $1.439           $1.137           $1.000
Net investment income (loss)                    0.003           (0.001)           0.000           (0.001)           0.001
Net realized and unrealized gain
  (loss) on investments                        (0.100)           0.518            0.725            0.303            0.137
                                          -----------      -----------      -----------      -----------          -------
Total from investment operations               (0.097)           0.517            0.725            0.302            0.138
Less distributions:
  Dividends from net investment income          0.000            0.000            0.000            0.000           (0.001)
  Distributions from net realized gain
    on investments                             (0.280)          (0.103)          (0.111)           0.000            0.000
  Distributions from capital                    0.000            0.000            0.000            0.000            0.000
                                          -----------      -----------      -----------      -----------          -------
Total distributions                            (0.280)          (0.103)          (0.111)           0.000           (0.001)
                                          -----------      -----------      -----------      -----------          -------
Net increase (decrease) in net asset
  value                                        (0.377)           0.414            0.614            0.302            0.137
Net asset value, end of period                 $2.090           $2.467           $2.053           $1.439           $1.137
                                          -----------      -----------      -----------      -----------          -------
TOTAL RETURN                                   (3.62%)          25.42%           51.81%           26.57%           13.81%(b,d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                               $1,765,315       $1,774,047         $672,678         $143,494          $27,589
Ratio of expenses to average net
  assets                                        0.70%            0.72%            0.79%            0.79%            0.46%(c,d)
Ratio of net investment income (loss)
  to average net assets                         0.12%           (0.08%)          (0.15%)          (0.15%)           0.45%(c,d)
Portfolio turnover rate                        116.7%(e)        137.6%(e)        120.7%(e)        134.1%(e)         46.1%(e)



  a The fund was declared effective by the Securities and Exchange Commission on July 15, 1997.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MIDCAP VALUE HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                   CLASS IA - PERIOD ENDED:
                                                                     4/30/01-12/31/01(a)
                                                                   ------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                       $1.000
Net investment income (loss)                                                0.001
Net realized and unrealized gain (loss) on investments                     (0.010)
                                                                          -------
Total from investment operations                                           (0.009)
Less distributions:
  Dividends from net investment income                                     (0.001)
  Distributions from net realized gain on investments                       0.000
  Distributions from capital                                                0.000
                                                                          -------
Total distributions                                                        (0.001)
                                                                          -------
Net increase (decrease) in net asset value                                 (0.010)
Net asset value, end of period                                             $0.990
                                                                          -------
TOTAL RETURN                                                               (0.41%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                  $95,308
Ratio of expenses to average net assets                                     0.90%(c)
Ratio of net investment income (loss) to average net assets                 0.47%(c)
Portfolio turnover rate                                                     32.3%(d)



  a The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
  b  Not annualized.
  c  Annualized.
  d Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


90                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                  CLASS IA - PERIOD ENDED:
                                                            12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                                           -----------    -----------    -----------    -----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $1.687         $2.188         $1.321         $1.202        $1.069
Net investment income (loss)                                   0.001          0.003         (0.005)        (0.002)        0.001
Net realized and unrealized gain (loss) on investments        (0.255)        (0.254)         0.875          0.141         0.195
                                                           ---------      ---------      ---------      ---------      --------
Total from investment operations                              (0.254)        (0.251)         0.870          0.139         0.196
Less distributions:
  Dividends from net investment income                         0.000          0.000          0.000          0.000        (0.001)
  Distributions from net realized gain on investments         (0.103)        (0.250)        (0.003)        (0.020)       (0.062)
  Distributions from capital                                   0.000          0.000          0.000          0.000         0.000
                                                           ---------      ---------      ---------      ---------      --------
Total distributions                                           (0.103)        (0.250)        (0.003)        (0.020)       (0.063)
                                                           ---------      ---------      ---------      ---------      --------
Net increase (decrease) in net asset value                    (0.357)        (0.501)         0.867          0.119         0.133
Net asset value, end of period                                $1.330         $1.687         $2.188         $1.321        $1.202
                                                           ---------      ---------      ---------      ---------      --------
TOTAL RETURN                                                 (14.92%)       (13.12%)        65.83%         11.62%        18.38%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $745,253       $908,886       $757,302       $350,734      $210,769
Ratio of expenses to average net assets                        0.76%          0.74%          0.78%          0.77%         0.77%
Ratio of net investment income (loss) to average net
  assets                                                       0.03%          0.00%         (0.45%)        (0.24%)        0.08%
Portfolio turnover rate                                       226.9%(a)      194.5%(a)      181.3%(a)      235.7%(a)     222.2%(a)



  a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            91

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD STOCK HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                  CLASS IA - PERIOD ENDED:
                                                            12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                                           -----------    -----------    -----------    -----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $5.880         $7.147         $6.562         $5.123        $4.143
Net investment income (loss)                                   0.041          0.039          0.050          0.051         0.050
Net realized and unrealized gain (loss) on investments        (0.738)        (0.500)         1.143          1.622         1.196
                                                           ---------      ---------      ---------      ---------      --------
Total from investment operations                              (0.697)        (0.461)         1.193          1.673         1.246
Less distributions:
  Dividends from net investment income                        (0.038)        (0.041)        (0.049)        (0.050)       (0.049)
  Distributions from net realized gain on investments         (0.405)        (0.765)        (0.559)        (0.184)       (0.217)
  Distributions from capital                                   0.000          0.000          0.000          0.000         0.000
                                                           ---------      ---------      ---------      ---------      --------
Total distributions                                           (0.443)        (0.806)        (0.608)        (0.234)       (0.266)
                                                           ---------      ---------      ---------      ---------      --------
Net increase (decrease) in net asset value                    (1.140)        (1.267)         0.585          1.439         0.980
Net asset value, end of period                                $4.740         $5.880         $7.147         $6.562        $5.123
                                                           ---------      ---------      ---------      ---------      --------
TOTAL RETURN                                                 (12.23%)        (7.04%)        19.78%         33.47%        31.38%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $7,834,643     $9,590,018     $9,400,385     $7,183,046     $4,713,322
Ratio of expenses to average net assets                        0.49%          0.48%          0.48%          0.46%         0.45%
Ratio of net investment income (loss) to average net
  assets                                                       0.80%          0.64%          0.80%          0.95%         1.11%
Portfolio turnover rate                                        38.7%(a)       40.2%(a)       38.5%(a)       27.1%(a)      31.6%(a)



  a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


92                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                       CLASS IA -
                                                                      PERIOD ENDED:
                                                                   4/30/01-12/31/01(A)
                                                                   -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                     $1.000
Net investment income (loss)                                              0.003
Net realized and unrealized gain (loss) on investments                   (0.006)
                                                                        -------
Total from investment operations                                         (0.003)
Less distributions:
  Dividends from net investment income                                   (0.003)
  Distributions from net realized gain on investments                    (0.004)
  Distributions from capital                                              0.000
                                                                        -------
Total distributions                                                      (0.007)
                                                                        -------
Net increase (decrease) in net asset value                               (0.010)
Net asset value, end of period                                           $0.990
                                                                        -------
TOTAL RETURN                                                              0.06%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                $40,759
Ratio of expenses to average net assets                                   0.90%(c)
Ratio of net investment income (loss) to average net assets               1.02%(c)
Portfolio turnover rate                                                   15.6%(d)



  a The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
  b  Not annualized.
  c  Annualized.
  d Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            93

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


HARTFORD ADVISERS HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                             CLASS IA - PERIOD ENDED:
                                                   12/31/01         12/31/00         12/31/99         12/31/98         12/31/97
                                                 -------------    -------------    -------------    -------------    ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                  $2.665           $2.965           $2.985           $2.527          $2.169
Net investment income (loss)                           0.064            0.068            0.068            0.061           0.056
Net realized and unrealized gain (loss) on
  investments                                         (0.189)          (0.088)           0.221            0.546           0.455
                                                 -----------      -----------      -----------      -----------      ----------
Total from investment operations                      (0.125)          (0.020)           0.289            0.607           0.511
Less distributions:
  Dividends from net investment income                (0.073)          (0.023)          (0.063)          (0.060)         (0.055)
  Distributions from net realized gain on
    investments                                       (0.127)          (0.257)          (0.246)          (0.089)         (0.098)
  Distributions from capital                           0.000            0.000            0.000            0.000           0.000
                                                 -----------      -----------      -----------      -----------      ----------
Total distributions                                   (0.200)          (0.280)          (0.309)          (0.149)         (0.153)
                                                 -----------      -----------      -----------      -----------      ----------
Net increase (decrease) in net asset value            (0.325)          (0.300)          (0.020)           0.458           0.358
Net asset value, end of period                        $2.340           $2.665           $2.965           $2.985          $2.527
                                                 -----------      -----------      -----------      -----------      ----------
TOTAL RETURN                                          (4.64%)          (0.75%)          10.59%           24.66%          24.51%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $11,836,564      $13,430,507      $14,082,895      $11,805,411      $8,283,912
Ratio of expenses to average net assets                0.66%            0.66%            0.65%            0.63%           0.63%
Ratio of net investment income (loss) to
  average net assets                                   2.51%            2.47%            2.46%            2.40%           2.44%
Portfolio turnover rate                                34.2%(a)         40.4%(a)         38.4%(a)         36.7%(a)        36.1%(a)



  a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


94                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL ADVISERS HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                  CLASS IA - PERIOD ENDED:
                                                            12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                                           -----------    -----------    -----------    -----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $1.149         $1.397         $1.155         $1.175        $1.167
Net investment income (loss)                                   0.023          0.046          0.040          0.064         0.056
Net realized and unrealized gain (loss) on investments        (0.091)        (0.134)         0.227          0.082         0.006
                                                           ---------      ---------      ---------      ---------      --------
Total from investment operations                              (0.068)        (0.088)         0.267          0.146         0.062
Less distributions:
  Dividends from net investment income                        (0.008)        (0.071)        (0.025)        (0.039)       (0.050)
  Dividends in excess of net investment income                 0.000          0.000          0.000         (0.006)        0.000
  Distributions from net realized gain on investments         (0.063)        (0.089)         0.000         (0.032)       (0.004)
  Distributions from capital                                   0.000          0.000          0.000         (0.089)        0.000
                                                           ---------      ---------      ---------      ---------      --------
Total distributions                                           (0.071)        (0.160)        (0.025)        (0.166)       (0.054)
                                                           ---------      ---------      ---------      ---------      --------
Net increase (decrease) in net asset value                    (0.139)        (0.248)         0.242         (0.020)        0.008
Net asset value, end of period                                $1.010         $1.149         $1.397         $1.155        $1.175
                                                           ---------      ---------      ---------      ---------      --------
TOTAL RETURN                                                  (6.25%)        (6.63%)        23.16%         13.35%         5.52%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $331,784       $384,648       $396,147       $285,853      $207,582
Ratio of expenses to average net assets                        0.86%          0.85%          0.85%          0.86%         0.87%
Ratio of net investment income (loss) to average net
  assets                                                       2.21%          2.72%          2.59%          2.77%         3.08%
Portfolio turnover rate                                       344.3%(a)      184.0%(a)      141.5%(a)      161.1%(a)     162.5%(a)



  a Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            95

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD BOND HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                  CLASS IA - PERIOD ENDED:
                                                            12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                                           -----------    -----------    -----------    -----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $1.108         $0.994         $1.081         $1.050       $1.000
Net investment income (loss)                                   0.046          0.069          0.062          0.053        0.063
Net realized and unrealized gain (loss) on investments         0.052          0.050         (0.084)         0.032        0.047
                                                           ---------      ---------      ---------      ---------      -------
Total from investment operations                               0.098          0.119         (0.022)         0.085        0.110
Less distributions:
  Dividends from net investment income                        (0.056)        (0.005)        (0.058)        (0.054)      (0.060)
  Distributions from net realized gain on investments          0.000          0.000         (0.007)         0.000        0.000
  Distributions from capital                                   0.000          0.000          0.000          0.000        0.000
                                                           ---------      ---------      ---------      ---------      -------
Total distributions                                           (0.056)        (0.005)        (0.065)        (0.054)      (0.060)
                                                           ---------      ---------      ---------      ---------      -------
Net increase (decrease) in net asset value                     0.042          0.114         (0.087)         0.031        0.050
Net asset value, end of period                                $1.150         $1.108         $0.994         $1.081       $1.050
                                                           ---------      ---------      ---------      ---------      -------
TOTAL RETURN                                                   8.68%         11.99%         (2.02%)         8.15%       11.35%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $1,549,698     $1,033,043      $978,861       $902,480      $552,870
Ratio of expenses to average net assets                        0.51%          0.52%          0.52%          0.50%        0.51%
Ratio of net investment income (loss) to average net
  assets                                                       5.87%          6.54%          6.09%          5.86%        6.58%
Portfolio turnover rate                                       184.8%(c)      168.5%(c)      110.7%(c)      122.3%(c)    112.9%(a,c)
Current Yield(b)                                               5.74%          6.13%          7.02%          5.92%        6.34%



  a  Excluding mortgage dollar rolls.
  b The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.
  c Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


96                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                     CLASS IA - PERIOD ENDED:
                                                                  12/31/01       12/31/00       12/31/99      9/30/98-12/31/98(A)
                                                                 -----------    -----------    -----------    -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $0.939         $1.005         $1.017           $1.000
Net investment income (loss)                                         0.078          0.078          0.060            0.019
Net realized and unrealized gain (loss) on investments              (0.056)        (0.068)        (0.013)           0.017
                                                                 ---------      ---------      ---------          -------
Total from investment operations                                     0.022          0.010          0.047            0.036
Less distributions:
  Dividends from net investment income                              (0.001)        (0.076)        (0.059)          (0.019)
  Distributions from net realized gain on investments                0.000          0.000          0.000            0.000
  Distributions from capital                                         0.000          0.000          0.000            0.000
                                                                 ---------      ---------      ---------          -------
Total distributions                                                 (0.001)        (0.076)        (0.059)          (0.019)
                                                                 ---------      ---------      ---------          -------
Net increase (decrease) in net asset value                           0.021         (0.066)        (0.012)           0.017
Net asset value, end of period                                      $0.960         $0.939         $1.005           $1.017
                                                                 ---------      ---------      ---------          -------
TOTAL RETURN                                                         2.69%          1.03%          4.70%            3.59%(b,d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $127,044        $66,104        $52,731          $14,482
Ratio of expenses to average net assets                              0.81%          0.81%          0.72%            0.35%(c,d)
Ratio of net investment income (loss) to average net assets          9.70%          9.15%          8.36%            8.04%(c,d)
Portfolio turnover rate                                              63.0%(f)       69.4%(f)       46.9%(f)         15.4%(f)
Current Yield(e)                                                    10.89%         10.75%          9.65%            8.90%



  a The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
  e The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.
  f Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            97

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                  CLASS IA - PERIOD ENDED:
                                                            12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                                           -----------    -----------    -----------    -----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $1.138         $1.039         $1.085         $1.084       $1.056
Net investment income (loss)                                   0.049          0.075          0.068          0.067        0.071
Net realized and unrealized gain (loss) on investments         0.030          0.032         (0.052)         0.006        0.022
                                                           ---------      ---------      ---------      ---------      -------
Total from investment operations                               0.079          0.107          0.016          0.073        0.093
Less distributions:
  Dividends from net investment income                        (0.067)        (0.008)        (0.062)        (0.067)      (0.065)
  Distributions from net realized gain on investments          0.000          0.000          0.000         (0.003)       0.000
  Distributions from capital                                   0.000          0.000          0.000         (0.002)       0.000
                                                           ---------      ---------      ---------      ---------      -------
Total distributions                                           (0.067)        (0.008)        (0.062)        (0.072)      (0.065)
                                                           ---------      ---------      ---------      ---------      -------
Net increase (decrease) in net asset value                     0.012          0.099         (0.046)         0.001        0.028
Net asset value, end of period                                $1.150         $1.138         $1.039         $1.085       $1.084
                                                           ---------      ---------      ---------      ---------      -------
TOTAL RETURN                                                   7.50%         10.28%          1.52%          6.72%        9.01%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $424,603       $310,825       $339,767       $356,834      $325,702
Ratio of expenses to average net assets                        0.48%          0.48%          0.48%          0.46%        0.45%
Ratio of net investment income (loss) to average net
  assets                                                       5.64%          6.43%          5.98%          6.18%        6.60%
Portfolio turnover rate                                       233.0%(c)      534.3%(c)      472.0%(c)      207.8%(c)     46.5%(a,c)
Current Yield(b)                                               4.86%          6.68%          6.83%          6.15%        6.66%



  a  Excluding mortgage dollar rolls.
  b The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.
  c Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


98                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


HARTFORD MONEY MARKET HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IA shares for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IA shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                  CLASS IA - PERIOD ENDED:
                                                            12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                                           -----------    -----------    -----------    -----------    ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $1.000         $1.000         $1.000         $1.000       $1.000
Net investment income (loss)                                    0.038          0.059          0.070          0.051        0.049
Net realized and unrealized gain (loss) on investments          0.000          0.000          0.000          0.000        0.000
                                                           ----------     ----------     ----------     ----------     --------
Total from investment operations                                0.038          0.059          0.070          0.051        0.049
Less distributions:
  Dividends from net investment income                         (0.038)        (0.059)        (0.070)        (0.051)      (0.049)
  Distributions from net realized gain on investments           0.000          0.000          0.000          0.000        0.000
  Distributions from capital                                    0.000          0.000          0.000          0.000        0.000
                                                           ----------     ----------     ----------     ----------     --------
Total distributions                                            (0.038)        (0.059)        (0.070)        (0.051)      (0.049)
                                                           ----------     ----------     ----------     ----------     --------
Net increase (decrease) in net asset value                      0.000          0.000          0.000          0.000        0.000
Net asset value, end of period                                 $1.000         $1.000         $1.000         $1.000       $1.000
                                                           ----------     ----------     ----------     ----------     --------
TOTAL RETURN                                                    3.87%          6.10%          4.89%          5.25%        5.31%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $1,867,520     $1,242,275     $1,257,436       $872,486     $612,480
Ratio of expenses to average net assets                         0.48%          0.48%          0.47%          0.45%        0.44%
Ratio of net investment income (loss) to average net
  assets                                                        3.58%          5.91%          4.81%          5.12%        5.21%
Portfolio turnover rate                                            --             --             --             --           --
Current Yield(a)                                                1.80%          6.20%          5.34%          4.79%        5.36%
Effective Yield(a)                                              1.82%          6.39%          5.49%          4.90%        5.50%



  a The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.


HARTFORD HLS FUNDS                                                            99

                                                    PRIVACY POLICY AND PRACTICES
--------------------------------------------------------------------------------

THE HARTFORD FINANCIAL SERVICES
 GROUP, INC. AND ITS AFFILIATES
 (THE HARTFORD)

APPLICABLE TO THE HARTFORD'S UNITED STATES OPERATIONS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.


This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

HARTFORD HLS FUNDS                                                           101

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings of the fund's annual and semiannual report. In the annual report for certain funds you will find a discussion of the market conditions and investment strategies that significantly affected those funds' performance during the last fiscal year. You will also find the auditor's report in the annual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2001 have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC


Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.


BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:


Global Communications HLS Fund                                         811-08629
Global Financial Services HLS Fund                                     811-08629
Global Health HLS Fund                                                 811-08629
Global Technology HLS Fund                                             811-08629
Capital Appreciation HLS Fund                                          811-04005
Dividend and Growth HLS Fund                                           811-08186
Focus HLS Fund                                                         811-08629
Global Leaders HLS Fund                                                811-08629
Growth HLS Fund                                                        811-08629
Growth and Income HLS Fund                                             811-08629
Index HLS Fund                                                         811-05045
International Capital Appreciation HLS
  Fund                                                                 811-08629
International Opportunities HLS Fund                                   811-06059
International Small Company HLS Fund                                   811-08629
MidCap HLS Fund                                                        811-08185
MidCap Value HLS Fund                                                  811-08629
Small Company HLS Fund                                                 811-07557
Stock HLS Fund                                                         811-02630
Value HLS Fund                                                         811-08629
Advisers HLS Fund                                                      811-03659
Global Advisers HLS Fund                                               811-08804
Bond HLS Fund                                                          811-03660
High Yield HLS Fund                                                    811-08629
Mortgage Securities HLS Fund                                           811-04201
Money Market HLS Fund                                                  811-03662

                                                     HARTFORD HLS FUNDS
                                                     FOR USE WITH THE HARTFORD
                                                     VARIABLE INSURANCE PRODUCTS
                                                     AND CERTAIN QUALIFIED RETIREMENT PLANS
                                                     CLASS IB SHARES

AS WITH ALL MUTUAL FUNDS,
THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

                         PROSPECTUS
EFFECTIVE MAY 1, 2002

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                               HARTFORD HLS FUNDS

                         CLASS IB SHARES
                         PROSPECTUS
                         MAY 1, 2002

                                  SECTOR FUNDS

GLOBAL COMMUNICATIONS HLS FUND

GLOBAL FINANCIAL SERVICES HLS FUND

GLOBAL HEALTH HLS FUND

GLOBAL TECHNOLOGY HLS FUND

                                  STOCK FUNDS

CAPITAL APPRECIATION HLS FUND

DIVIDEND AND GROWTH HLS FUND

FOCUS HLS FUND

GLOBAL LEADERS HLS FUND

GROWTH HLS FUND


GROWTH AND INCOME HLS FUND


INDEX HLS FUND

INTERNATIONAL CAPITAL APPRECIATION HLS FUND

INTERNATIONAL OPPORTUNITIES HLS FUND

INTERNATIONAL SMALL COMPANY HLS FUND

MIDCAP HLS FUND

MIDCAP VALUE HLS FUND


SMALL COMPANY HLS FUND


STOCK HLS FUND


VALUE HLS FUND


                             ASSET ALLOCATION FUNDS

ADVISERS HLS FUND

GLOBAL ADVISERS HLS FUND

                                   BOND FUNDS

BOND HLS FUND

HIGH YIELD HLS FUND


MORTGAGE SECURITIES HLS FUND


                               MONEY MARKET FUND

MONEY MARKET HLS FUND


HARTFORD HLS FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION
--------------------------------------------------------------------------------


The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to 12b-1 distribution fees.



Thirteen of the funds are investment portfolios of Hartford Series Fund, Inc. Each of the other funds is a separate corporation.



Each fund, except the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, and Focus HLS Fund, is a diversified fund. The Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund are non-diversified funds. The non-diversified funds other than the Focus HLS Fund are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUNDS' INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.



The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("HIMCO-Registered Trademark-"). Information regarding HL Advisors, Wellington Management and HIMCO is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a number of retail mutual funds that have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of these retail mutual funds and their performance will differ.


Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

2                                                             HARTFORD HLS FUNDS

CONTENTS                                                                    PAGE
------------------------------------------------------------


A summary of each fund's goals,               Hartford Global Communications HLS Fund                  4
strategies, risks, performance and            Hartford Global Financial Services HLS Fund              7
fees.                                         Hartford Global Health HLS Fund                         10
                                              Hartford Global Technology HLS Fund                     13
                                              Hartford Capital Appreciation HLS Fund                  16
                                              Hartford Dividend and Growth HLS Fund                   19
                                              Hartford Focus HLS Fund                                 22
                                              Hartford Global Leaders HLS Fund                        24
                                              Hartford Growth HLS Fund                                27
                                              Hartford Growth and Income HLS Fund                     29
                                              Hartford Index HLS Fund                                 31
                                              Hartford International Capital Appreciation             34
                                              HLS Fund
                                              Hartford International Opportunities HLS Fund           36
                                              Hartford International Small Company HLS Fund           39
                                              Hartford MidCap HLS Fund                                41
                                              Hartford MidCap Value HLS Fund                          44
                                              Hartford Small Company HLS Fund                         46
                                              Hartford Stock HLS Fund                                 49
                                              Hartford Value HLS Fund                                 52
                                              Hartford Advisers HLS Fund                              54
                                              Hartford Global Advisers HLS Fund                       57
                                              Hartford Bond HLS Fund                                  60
                                              Hartford High Yield HLS Fund                            63
                                              Hartford Mortgage Securities HLS Fund                   66
                                              Hartford Money Market HLS Fund                          69

Further information on the                    Investment strategies and investment matters            72
funds.                                        Management of the funds                                 75
                                              Purchase and redemption of fund shares                  76
                                              Distribution plan                                       77
                                              Determination of net asset value                        77
                                              Dividends and distributions                             78
                                              Exchange privileges                                     78
                                              Federal income taxes                                    78
                                              Brokerage commissions                                   78
                                              Variable contract owner voting rights                   78
                                              Plan participant voting rights                          78
                                              Performance related information                         79
                                              Distributor, Custodian and Transfer Agent               79
                                              Financial highlights                                    80
                                              Privacy policy                                         104
                                              For more information                            back cover


HARTFORD HLS FUNDS                                                             3

HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Communications HLS Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications companies worldwide. The fund takes a broad approach to investing in the communications sector. Communications companies include companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies.


The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures and indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:

    - The current market price of its stock is at the low end of its historical relative valuation range

    - A positive change in operating results is anticipated but not yet reflected in the price of its stock

    -  Unrecognized or undervalued assets

    - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

    -  Its target price is achieved

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other comparable issuers in an industry are available at more attractive prices


The fund's portfolio is heavily concentrated in the industries comprising the communications sector and is not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.


The fund's investments are concentrated in the industries comprising the communications sector. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio of securities by investing across a variety of sectors. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.

Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's

4                                                             HARTFORD HLS FUNDS

                                         HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------
returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURN FOR CALENDAR
 YEAR 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

01   -35.88%

 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 3.20% (4TH QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -19.66% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                             SINCE INCEPTION
                                              1 YEAR       (DECEMBER 27, 2000)
Class IB                                           -35.88%            -36.00%
S&P 500 Index (reflects no deduction for
  fees or expenses)                                -11.88%            -12.33%
MSCI AC (All Country) World Index Free-
  Telecommunications Services (reflects
  no deduction for fees or expenses)               -26.60%            -26.60%(1)


(1)  Return is from 12/31/00.

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The MSCI AC (All Country) World Index Free-Telecommunications Services is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance in the communications sector.

HARTFORD HLS FUNDS                                                             5

HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.07%
  Total operating expenses                          1.17%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  120
  Year 3                                            $  374
  Year 5                                            $  647
  Year 10                                           $1,427

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the communications sector.
[END SIDE NOTE]

6                                                             HARTFORD HLS FUNDS

                                     HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Financial Services HLS Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services companies worldwide. The fund takes a broad approach to investing in the financial services sector. Financial services companies include banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies.


Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.


The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.


A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

    -  Management focuses on rewarding shareholders

    -  Market expectations of future earnings are too low

    - Market value does not reflect the fact that earnings are understated due to conservative accounting

    - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

    - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

    - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

    -  Its issuer's management no longer appears to promote shareholder value

    -  Market expectations of future earnings are too high

    - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

    -  Market value exceeds the true value of the issuer's component businesses

    - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

    - Market value does not reflect the risk of potential problems in an important business component

    - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund's portfolio is heavily concentrated in the industries comprising the financial services sector and is not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are concentrated in the industries comprising the financial services sector. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio of securities by investing across a variety of sectors. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market

HARTFORD HLS FUNDS                                                             7

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------


conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.


Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.
The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURN FOR CALENDAR
 YEAR 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

01   -5.91%

 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 8.02% (2ND QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -11.56% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                             SINCE INCEPTION
                                              1 YEAR       (DECEMBER 27, 2000)
Class IB                                            -5.91%             -5.99%
S&P 500 Index (reflects no deduction for
  fees or expenses)                                -11.88%            -12.33%
MSCI Finance ex Real Estate Index
  (reflects no deduction for fees or
  expenses)                                        -16.70%            -16.70%(1)


(1)  Return is from 12/31/00.

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The MSCI All Country Sector indices provide thousands of possible index permutations as 49 countries and 76 regions are combined with 10 sectors, 23 industry groups and 59 industries. Specifically, the MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups.

8                                                             HARTFORD HLS FUNDS

                                     HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

   Maximum sales charge (load) as a percentage of
     offering price                                 None
   Maximum deferred sales charge (load)             None
   Exchange fees                                    None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

   Management fees                                  0.85%
   Distribution and service (12b-1) fees            0.25%
   Other expenses                                   0.08%
   Total operating expenses                         1.18%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

   Year 1                                           $  121
   Year 3                                           $  377
   Year 5                                           $  652
   Year 10                                          $1,438

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the financial services sector.
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                             9

HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in the equity securities of health care companies worldwide.


INVESTMENT STRATEGY. The fund invests, under normal circumstances, at least 80% of its assets in the equity securities of health care companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. Health care companies include companies in the pharmaceuticals, biotechnology, medical delivery, medical products and services, managed health care, health information services and emerging health-related subsectors. The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will seek to exploit favorable macro trends for the health care sector including demographics.


The fund also seeks to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Investments in the fund are allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase by the fund typically share the following attributes:

    -  The company's business franchise is temporarily mispriced

    -  The company has under-appreciated new product pipelines

    - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

    -  The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

    -  Target prices are achieved

    -  Fundamental expectations are not met

    -  A company's prospects become less appealing


Wellington Management seeks growth companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late, in recognizing opportunity.


The fund will be relatively concentrated both with regard to position size and the industries comprising the health care sector. The fund may invest in securities of companies of any size capitalization. The fund is usually close to fully invested; cash balances normally do not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the health care sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services.

Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance.

Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

10                                                            HARTFORD HLS FUNDS

                                                 HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURN FOR CALENDAR
 YEAR 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

01   1.86%

 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 10.98% (2ND QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -11.61% (1ST QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01



                                                           SINCE INCEPTION
                                              1 YEAR        (MAY 1, 2000)
Class IB                                             1.86%           27.89%
S&P 500 Index (reflects no deduction for
  fees or expenses)                                -11.88%          -12.60%
Goldman Sachs Health Care Index
  (reflects no deduction for fees or
  expenses)                                        -12.04%            8.17%(1)


(1)  Return is from 4/30/00.

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered healthcare companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in this index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

HARTFORD HLS FUNDS                                                            11

HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.04%
  Total operating expenses                          1.14%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  117
  Year 3                                            $  364
  Year 5                                            $  631
  Year 10                                           $1,392

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the health care sector.
[END SIDE NOTE]

12                                                            HARTFORD HLS FUNDS

                                             HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in the equity securities of technology companies worldwide.


INVESTMENT STRATEGY. The fund invests, under normal circumstances, at least 80% of its assets in the equity securities of technology companies worldwide. The fund takes a broad approach to investing in the technology sector. Technology companies include companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment, and identifying individual opportunities.


Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations, and new product developments within the technology sector. Fundamental research is focused on direct contact with company management, suppliers and competitors.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness, and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share the following attributes:

    -  A positive change in operating results is anticipated

    -  Unrecognized or undervalued capabilities are present

    - The quality of management indicates that these factors will be converted to shareholder value

Stocks are considered for sale from the fund when:

    -  Target prices are achieved

    - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

    -  More attractive value in a comparable company is available

The fund is relatively concentrated both with regard to position size and the industries comprising the technology sector. The fund may invest in securities of companies of any size capitalization. Under most circumstances, the fund is close to fully invested; cash balances normally do not exceed 10% of total assets.

For its most recent fiscal year, the fund's annual portfolio turnover exceeded 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the technology sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or

HARTFORD HLS FUNDS                                                            13

HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------
inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment management strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURN FOR CALENDAR
 YEAR 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

01   -22.95%

 DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 40.22% (4TH QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -38.35% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                           SINCE INCEPTION
                                              1 YEAR        (MAY 1, 2000)
Class IB                                           -22.95%          -35.43%
S&P 500 Index (reflects no deduction for
  fees or expenses)                                -11.88%          -12.60%
Goldman Sachs Technology Composite Index
  (reflects no deduction for fees or
  expenses)                                        -28.57%          -40.54%(1)

(1)  Return is from 4/30/00.

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

  The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

14                                                            HARTFORD HLS FUNDS

                                             HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.04%
  Total operating expenses                          1.14%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  117
  Year 3                                            $  364
  Year 5                                            $  631
  Year 10                                           $1,392

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the technology sector.
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            15

HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

16                                                            HARTFORD HLS FUNDS

                                          HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on April 2, 1984, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92   16.71%
93   20.50%
94    2.25%
95   29.93%
96   20.40%
97   22.04%
98   15.24%
99   37.21%
00   13.02%
01   -7.10%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 24.27% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -19.07% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                         1 YEAR       5 YEARS  10 YEARS
Class IB(1)                              -7.10%       15.17%    16.38%
S&P 500 Index (reflects no
  deduction for fees or expenses)        -11.88%      10.70%    12.93%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

HARTFORD HLS FUNDS                                                            17

HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.63%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.05%
  Total operating expenses                          0.93%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $   95
  Year 3                                            $  298
  Year 5                                            $  517
  Year 10                                           $1,147

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Saul J. Pannell, CFA

-  Senior Vice President of Wellington Management

-  Manager of the fund since 1991

-  Joined Wellington Management in 1979

-  Investment professional since 1974
[END SIDE NOTE]

18                                                            HARTFORD HLS FUNDS

                                           HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital by investing primarily in stocks.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.

As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

HARTFORD HLS FUNDS                                                            19

HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 9, 1994, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

95   36.03%
96   22.60%
97   31.56%
98   16.18%
99    5.12%
00   10.75%
01   -4.21%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 16.22% (2ND QUARTER 1997) AND THE LOWEST QUARTERLY RETURN WAS -8.93% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                SINCE INCEPTION
                                         1 YEAR       5 YEARS   (MARCH 9, 1994)
Class IB(1)                                    -4.21%  11.26%            14.55%
S&P 500 Index (reflects no
  deduction for fees or expenses)             -11.88%  10.70%            14.23%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

20                                                            HARTFORD HLS FUNDS

                                           HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.65%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.03%
  Total operating expenses                          0.93%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $   95
  Year 3                                            $  298
  Year 5                                            $  517
  Year 10                                           $1,147

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward P. Bousa, CFA

-  Vice President of Wellington Management

-  Manager of the fund since July, 2001

-  Joined Wellington Management in 2000

- Employed by Putnam Investments from 1992-2000, Fidelity Management Trust Company from 1984-1992, and Louis Dreyfus Corporation from 1980-1982
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            21

HARTFORD FOCUS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Focus HLS Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

The key characteristics of companies in which the fund typically invests include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position within an industry

    -  Sustainable or increasing dividends

    -  Positive investor sentiment

The fund will consider selling a security when:

    -  Downside risk equals upside potential

    -  Decreasing trend of earnings growth is exhibited

    -  Excessive valuations are reached

The annual portfolio turnover rate is expected to be in excess of 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than most mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

22                                                            HARTFORD HLS FUNDS

                                                         HARTFORD FOCUS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.10%
  Total operating expenses                          1.20%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  123
  Year 3                                            $  383
  Year 5                                            $  663
  Year 10                                           $1,461

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Rand L. Alexander, CFA, as Portfolio Manager

-  Senior Vice President of Wellington Management

-  Portfolio Manager of the fund since inception (April 2001)

-  Joined Wellington Management in 1990

-  Investment professional since 1976

Maya K. Bittar, CFA, as Associate Portfolio Manager

-  Vice President of Wellington Management

-  Associate Portfolio Manager since July 2001

-  Joined Wellington Management in 1998

- Previously employed by Firstar Investment Research and Management Company from 1993-1998, McMahan Securities Company, L.P. from 1992-1993 and Firstar


   Corporation from 1986-1988

-  Investment professional since 1986
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            23

HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital by investing primarily in stocks issued by companies worldwide.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund diversifies its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 350%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

24                                                            HARTFORD HLS FUNDS

                                                HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99    50.11%
00    -7.22%
01   -16.73%


 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 32.76% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -15.83% (3RD QUARTER 2001).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                               SINCE INCEPTION
                                              1 YEAR        (SEPTEMBER 30, 1998)
Class IB                                           -16.73%              13.93%
Morgan Stanley Capital International
  World Index (reflects no deduction for
  fees or expenses)                                -16.52%               3.11%

  INDEX: The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

HARTFORD HLS FUNDS                                                            25

HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.74%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.07%
  Total operating expenses                          1.06%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  109
  Year 3                                            $  339
  Year 5                                            $  587
  Year 10                                           $1,299

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

-  Senior Vice President of Wellington Management

- Sole Manager of the fund since August 2001; Co-Manager of the fund since inception (September 1998)

-  Joined Wellington Management in 1997

-  Investment professional since 1987
[END SIDE NOTE]

26                                                            HARTFORD HLS FUNDS

                                                        HARTFORD GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth HLS Fund's objective is long term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:


    - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this top down analysis, Wellington Management anticipates trends and changes in various markets and in the economy overall and identifies industries and sectors that are expected to outperform.



    - Concurrent with the "top-down" analysis, Wellington Management utilizes a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.


The annual portfolio turnover rate is expected to be in excess of 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund is newly organized no performance history has been provided.

HARTFORD HLS FUNDS                                                            27

HARTFORD GROWTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.83%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.08%(1)
  Total operating expenses                          1.16%(1)

(1)  Based on estimated expenses for the current fiscal year.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $119
  Year 3                                            $370

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew J. Shilling, CFA

-  Vice President of Wellington Management

-  Manager of the fund since inception (April 2002)

-  Joined Wellington Management in 1994

-  Investment professional since 1989
[END SIDE NOTE]

28                                                            HARTFORD HLS FUNDS

                                             HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth and Income HLS Fund seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.


INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99   21.61%
00   -5.81%
01   -8.18%


 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 15.60% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -15.55% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                           SINCE INCEPTION
                                              1 YEAR       (MAY 29, 1998)
Class IB                                            -8.18%         6.40%
S&P 500 Index (reflects no deduction for
  fees or expenses)                                -11.88%         2.73%

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

HARTFORD HLS FUNDS                                                            29

HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.75%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.04%
  Total operating expenses                          1.04%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  107
  Year 3                                            $  333
  Year 5                                            $  577
  Year 10                                           $1,276

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

James A. Rullo, CFA

-  Senior Vice President of Wellington Management

-  Manager of the fund since inception (May 1998)

-  Joined Wellington Management in 1994

-  Investment professional since 1987
[END SIDE NOTE]

30                                                            HARTFORD HLS FUNDS

                                                         HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in HIMCO's opinion, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")(1) chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 2001, approximately 51.5 percent of the Index was composed of the forty largest companies, the five largest being General Electric Company, Microsoft Corporation, Exxon Mobil Corporation, Citigroup, Inc. and Wal-Mart Stores, Inc.

HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows is made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

(1) "Standard & Poor's"-Registered Trademark-, "S&P"-Registered Trademark-, "S&P 500"-Registered Trademark-, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

HARTFORD HLS FUNDS                                                            31

HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on May 1, 1987, Class IB shares of the fund were not offered until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92     6.55%
93     8.85%
94     0.68%
95    36.21%
96    21.79%
97    32.28%
98    27.74%
99    20.20%
00    -9.66%
01   -12.47%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 21.10% (4TH QUARTER 1998) AND THE LOWEST QUARTERLY RETURN WAS -14.85% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                         1 YEAR       5 YEARS  10 YEARS
Class IB(1)                              -12.47%       9.94%    12.02%
S&P 500 Index (reflects no
  deduction for fees or expenses)        -11.88%      10.70%    12.93%

(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

32                                                            HARTFORD HLS FUNDS

                                                         HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.40%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.03%
  Total operating expenses                          0.68%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $ 70
  Year 3                                            $218
  Year 5                                            $380
  Year 10                                           $849

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Rodger K. Metzger

-  Vice President of HIMCO

-  Manager of the fund since 1987

-  Joined HIMCO in 1987

-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            33

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.


The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. In a "top-down" analysis, economic data is examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality, large capitalization and mid capitalization growth companies. Large capitalization companies are defined by the fund as companies with market capitalizations above $10 billion. Mid capitalization companies are defined by the fund as companies with market capitalizations between $2 billion and $10 billion. The key characteristics of high quality growth companies are:


    - strong earnings and revenue growth or the potential for strong earnings and revenue growth

    -  good management teams

    -  strong balance sheets

    - attractive relative valuations within a global or regional market or the security's primary trading market

The annual portfolio turnover rate is expected to be in excess of 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization and mid-capitalization growth companies significantly influences its performance. Large and mid-capitalization stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on small capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's strategy of combining top-down and bottom-up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

34                                                            HARTFORD HLS FUNDS

                            HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.15%
  Total operating expenses                          1.25%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  128
  Year 3                                            $  399
  Year 5                                            $  690
  Year 10                                           $1,518

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew S. Offit

- Senior Vice President of Wellington Management

- Manager of the fund since inception (April 2001)

- Joined Wellington Management in 1997

- Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            35

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks growth of capital by investing primarily in stocks issued by non-U.S. companies.

INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.

Wellington Management uses a three-pronged investment strategy:

    - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

    - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

    - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

36                                                            HARTFORD HLS FUNDS

                                   HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on July 2, 1990, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92    -4.67%
93    33.40%
94    -2.18%
95    13.65%
96    12.65%
97     0.09%
98    12.94%
99    39.61%
00   -17.25%
01   -18.88%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.11% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -17.02% (3RD QUARTER 1998).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                         1 YEAR       5 YEARS  10 YEARS
Class IB(1)                              -18.88%       1.16%    5.37%
EAFE GDP Index (reflects no
  deductions for fees or expenses)       -22.20%       2.90%    6.02%
MSCI AC World Free ex US Index
  (reflects no deductions for fees
  or expenses)                           -19.50%       0.89%    4.61%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

  INDICES: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East weighted by country GDP.


  The Morgan Stanley Capital International All Country World Free ex US ("MSCI AC World Free ex US") Index is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the United States. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. The fund has changed its benchmark from the EAFE GDP to the MSCI AC World Free ex US Index because the fund's investment adviser believes the MSCI AC World Free ex US Index is better suited for the investment strategy of the fund.


HARTFORD HLS FUNDS                                                            37

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                     None
  Maximum deferred sales charge (load)                 None
  Exchange fees                                        None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.70%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.11%
  Total operating expenses                          1.06%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  109
  Year 3                                            $  339
  Year 5                                            $  587
  Year 10                                           $1,299

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Trond Skramstad

-  Senior Vice President of Wellington Management

-  Manager of the fund since 1994

-  Joined Wellington Management in 1993

-  Investment professional since 1990

Andrew S. Offit

-  Senior Vice President of Wellington Management

-  Associate Manager of the fund since 1997

-  Joined Wellington Management in 1997

-  Investment professional since 1987
[END SIDE NOTE]

38                                                            HARTFORD HLS FUNDS

                                   HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $8 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. The fund may invest up to 15% of its total assets in non-investment grade debt securities and 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds."


The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

    -  a well-articulated business plan

    -  experienced management

    -  a sustainable competitive advantage

    -  strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, are used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

The annual portfolio turnover rate is expected to be in excess of 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.


Non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard & Poor's Corporation ("S&P"), or securities which, if unrated, are determined by Wellington Management to be of comparable quality) entail greater credit risk and greater interest rate risk than do investment grade debt securities. In addition such securities could become harder to value and less liquid than investment grade debt securities.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transactions costs (thus affecting performance).

HARTFORD HLS FUNDS                                                            39

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.15%
  Total operating expenses                          1.25%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  128
  Year 3                                            $  399
  Year 5                                            $  690
  Year 10                                           $1,518

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Edward L. Makin

-  Vice President of Wellington Management

-  Manager of the fund since inception (April 2001)

-  Joined Wellington Management in 1994

-  Investment professional since 1987
[END SIDE NOTE]

40                                                            HARTFORD HLS FUNDS

                                                        HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in common stocks of companies with market capitalizations within the range represented by the S&P MidCap 400 Index. As of December 31, 2001 this range was between approximately $225.2 million and $10.5 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

HARTFORD HLS FUNDS                                                            41

HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on July 14, 1997, it did not offer Class IB shares of the fund until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

98   26.26%
99   51.44%
00   25.20%
01   -3.79%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 30.42% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -17.50% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                          SINCE INCEPTION
                                              1 YEAR      (JULY 14, 1997)
Class IB(1)                                        -3.79%         24.03%
S&P MidCap 400 Index (reflects no
  deduction for fees or expenses)                  -0.62%         13.74%

(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

  INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market.

42                                                            HARTFORD HLS FUNDS

                                                        HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.67%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.03%
  Total operating expenses                          0.95%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $   97
  Year 3                                            $  304
  Year 5                                            $  528
  Year 10                                           $1,171

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Phillip H. Perelmuter

-  Senior Vice President of Wellington Management

-  Manager of the fund since inception (July 1997)

-  Joined Wellington Management in 1995

-  Investment professional since 1983
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            43

HARTFORD MIDCAP VALUE HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. Mid capitalization companies are defined by the fund as companies with market capitalizations equaling or exceeding $500 million but not exceeding the largest market capitalization of the Russell Mid-Cap Index. As of December 31, 2001, the largest market capitalization in this range was approximately $20 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

    -  high fundamental investment value

    -  strong management team

    -  strong industry position

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.


Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.


Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

44                                                            HARTFORD HLS FUNDS

                                                  HARTFORD MIDCAP VALUE HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.83%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.07%
  Total operating expenses                          1.15%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  118
  Year 3                                            $  367
  Year 5                                            $  636
  Year 10                                           $1,404

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by James N. Mordy.
James N. Mordy

- Senior Vice President of Wellington Management

- Manager of the fund since inception (April 2001)

- Joined Wellington Management in 1985

- Investment professional since 1985
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            45

HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.


INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in common stocks of companies with market capitalizations within the range represented by the Russell 2000 Index. As of December 31, 2001, this range was between approximately $4.1 million and $4.1 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:


    -  have potential for above-average earnings growth



    -  are undervalued in relation to their investment potential



    - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors



    - are relatively obscure and undiscovered by the overall investment community


Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

For its most recent fiscal year, the fund's annual portfolio turnover exceeded 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.


Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Wellington Management's investment strategy significantly influences the fund's performance. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

46                                                            HARTFORD HLS FUNDS

                                                 HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 9, 1996, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

97    18.08%
98    11.41%
99    65.45%
00   -13.28%
01   -15.07%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 35.87% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -23.62% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                 SINCE INCEPTION
                                         1 YEAR       5 YEARS   (AUGUST 9, 1996)
Class IB(1)                                  -15.07%   9.91%             10.53%
Russell 2000 Index (reflects no
  deduction for fees or expenses)              2.49%   7.52%              9.83%(2)
Russell 2000 Growth Index (reflects
  no deduction for fees or
  expenses)                                   -9.23%   2.87%              5.02%(2)

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.
(2)  Return is from 7/31/96.


  INDICES: The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

  The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The fund has changed its benchmark from the Russell 2000 Index to the Russell 2000 Growth Index because the fund's investment adviser believes the Russell 2000 Growth Index is better suited for the investment strategy of the fund.

HARTFORD HLS FUNDS                                                            47

HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.72%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.04%
  Total operating expenses                          1.01%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  104
  Year 3                                            $  323
  Year 5                                            $  560
  Year 10                                           $1,241

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Steven C. Angeli, CFA

-  Senior Vice President of Wellington Management

-  Manager of the fund since January 2000

-  Joined Wellington Management in 1994

-  Investment professional since 1990
[END SIDE NOTE]

48                                                            HARTFORD HLS FUNDS

                                                         HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.

INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:


    - Using what is sometimes referred to as a "top-down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top-down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.



    - Top down analysis is followed by what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.


The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

HARTFORD HLS FUNDS                                                            49

HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92     9.78%
93    14.05%
94    -2.14%
95    33.76%
96    24.06%
97    31.05%
98    33.20%
99    19.57%
00    -7.21%
01   -12.39%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 22.12% (4TH QUARTER 1998) AND THE LOWEST QUARTERLY RETURN WAS -14.43% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                         1 YEAR       5 YEARS  10 YEARS
Class IB(1)                                  -12.39%  11.15%    13.18%
S&P 500 Index (reflects no
  deduction for fees or expenses)            -11.88%  10.70%    12.93%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

  INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

50                                                            HARTFORD HLS FUNDS

                                                         HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.46%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.03%
  Total operating expenses                          0.74%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $ 76
  Year 3                                            $237
  Year 5                                            $413
  Year 10                                           $921

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Rand L. Alexander, CFA, as Portfolio Manager

-  Senior Vice President of Wellington Management

-  Portfolio Manager of the fund since 1992

-  Joined Wellington Management in 1990

-  Investment professional since 1976

Maya K. Bittar, CFA, as Associate Portfolio Manager

-  Vice President of Wellington Management

-  Associate Portfolio Manager since July 2001

-  Joined Wellington Management in 1998


- Previously employed by Firstar Investment Research and Management Company from 1993-1998, McMahan Securities Company, L.P. from 1992-1993 and Firstar Corporation from 1986-1988

-  Investment professional since 1986
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            51

HARTFORD VALUE HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Value HLS Fund seeks long-term total return.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


The fund's investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.


Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

52                                                            HARTFORD HLS FUNDS

                                                         HARTFORD VALUE HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance or variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.83%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.07%
  Total operating expenses                          1.15%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  118
  Year 3                                            $  367
  Year 5                                            $  636
  Year 10                                           $1,404

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by John R. Ryan.

John R. Ryan, CFA

-  Senior Vice President and Managing Partner of Wellington Management

-  Manager of the fund since inception (April 2001)

-  Joined Wellington Management in 1981

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            53

HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

INVESTMENT STRATEGY.  The fund allocates its assets among three categories:

    -  stocks


    -  debt securities


    -  money market instruments

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.


The debt securities (other than money market instruments) in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation or "Baa" by Moody's Investors Service, Inc., or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.


Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.


The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, and manager allocation risk. You could lose money as a result of your investment.


Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.


Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

54                                                            HARTFORD HLS FUNDS

                                                      HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 31, 1983, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92    8.04%
93   11.97%
94   -2.98%
95   28.02%
96   16.30%
97   24.20%
98   24.39%
99   10.39%
00   -0.92%
01   -4.81%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.85% (2ND QUARTER 1997) AND THE LOWEST QUARTERLY RETURN WAS -7.49% (3RD QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                         1 YEAR       5 YEARS  10 YEARS
Class IB(1)                                    -4.81%   9.97%    10.88%
S&P 500 Index (reflects no
  deduction for fees or expenses)             -11.88%  10.70%    12.93%
LGCB Index (reflects no deduction
  for fees or expenses)                         8.50%   7.37%     7.27%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

  INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.


  The Lehman Brothers Government/Corporate Bond Index ("LGCB Index") is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.


HARTFORD HLS FUNDS                                                            55

HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.63%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.03%
  Total operating expenses                          0.91%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $   93
  Year 3                                            $  291
  Year 5                                            $  506
  Year 10                                           $1,123

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Paul D. Kaplan

-  Senior Vice President of Wellington Management

-  Co-manager of the fund since 1987

-  Joined Wellington Management in 1982

-  Investment professional since 1974

Rand L. Alexander, CFA

-  Senior Vice President of Wellington Management

-  Co-manager of the fund since 1992

-  Joined Wellington Management in 1990

-  Investment professional since 1976
[END SIDE NOTE]

56                                                            HARTFORD HLS FUNDS

                                              HARTFORD GLOBAL ADVISERS HLS FUND*
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.

INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. Under normal circumstances, the fund diversifies its investments among at least three countries, one of which may be the United States. The fund invests in securities denominated in both U.S. dollars and foreign currencies that are traded in the U.S. or in foreign securities markets, or both.

The fund actively allocates its assets among three categories:

    -  equity securities

    -  debt securities

    -  money market instruments

The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund. The fund favors securities of high quality growth companies which, in the opinion of Wellington Management, are leaders in their respective industries.


Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly know as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.


Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 300%.

* Formerly, Hartford International Advisers HLS Fund.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 1, 1995, it did not offer Class IB shares until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.
These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

HARTFORD HLS FUNDS                                                            57

HARTFORD GLOBAL ADVISERS HLS FUND
--------------------------------------------------------------------------------

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

96   11.51%
97    5.26%
98   13.06%
99   22.86%
00   -6.80%
01   -6.42%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 13.11% (4TH QUARTER 1999) AND THE LOWEST QUARTERLY RETURN WAS -9.10% (3RD QUARTER 1998).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                                SINCE INCEPTION
                                         1 YEAR       5 YEARS   (MARCH 1, 1995)
Class IB(1)                                    -6.42%   4.98%            7.54%
EAFE GDP Index (reflects no
  deduction for fees or expenses)             -22.21%   2.90%            5.25%(2)
Salomon Index (ex-U.S.) (reflects
  no deduction for fees or
  expenses)                                     6.10%   8.20%            9.70%(2)
Morgan Stanley Capital
  International World Index
  (reflects no deduction for fees
  or expenses)                                -16.52%   5.74%            9.23%(2)
Lehman Brothers Global Aggregate
  Index (reflects no deduction for
  fees or expenses)                             7.24%   7.60%            8.62%(2)


(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.
(2)  Return is from 2/28/95.

  INDICES: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.


  Salomon Smith Barney World Government Bond Index (the "Salomon Index") is a market-capitalization weighted index of government bonds representing 18 government bond markets of Europe, Australia, North America and the Far East and the ex-U.S. Index excludes the United States.


  The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.


  The Lehman Brothers Global Aggregate Index USD Hgd ("Lehman Brothers Global Aggregate Index") provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities).



  The fund has changed its benchmark from EAFE GDP and the Salomon Index to Morgan Stanley Capital International World Index and Lehman Brothers Global Aggregate Index because the fund's investment adviser believes the new benchmarks are better suited for the investment strategy of the Fund.


58                                                            HARTFORD HLS FUNDS

                                               HARTFORD GLOBAL ADVISERS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.76%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.10%
  Total operating expenses                          1.11%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  114
  Year 3                                            $  355
  Year 5                                            $  615
  Year 10                                           $1,357

[SIDE NOTE]
SUB-ADVISER

Wellington Management

PORTFOLIO MANAGERS

Andrew S. Offit

-  Senior Vice President of Wellington Management

- Manager of the equity component of the fund since 2001 and Associate Manager of the equity component of the fund since 1997

-  Joined Wellington Management in 1997

-  Investment professional since 1987

Robert L. Evans

-  Senior Vice President of Wellington Management

-  Manager of the debt component of the fund since inception (March 1995)

-  Joined Wellington Management in 1995

-  Investment professional since 1985


Scott M. Elliott, CFA

-  Senior Vice President of Wellington

-  Management Manager of the asset allocation of the fund since 2001

-  Joined Wellington Management in 1994

-  Investment professional since 1990
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            59

HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Bond HLS Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and
(4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.


The fund normally invests at least 80% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's Investors Service, Inc. or "BB" by Standard & Poor's Corporation), or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds".



The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund, or the average maturity of the fund's portfolio.


The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.


HIMCO uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. HIMCO assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.


--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.


Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.


The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.


The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

60                                                            HARTFORD HLS FUNDS

                                                          HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92    5.28%
93    9.95%
94   -4.18%
95   18.19%
96    3.27%
97   11.07%
98    7.93%
99   -2.19%
00   11.79%
01    8.49%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 6.33% (2ND QUARTER 1995) AND THE LOWEST QUARTERLY RETURN WAS -3.46% (1ST QUARTER 1994)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                     1 YEAR  5 YEARS  10 YEARS
Class IB(1)                           8.49%    7.29%     6.77%
Lehman Brothers Government/
  Corporate Bond Index (reflects no
  deduction for fees or expenses)     8.50%    7.37%     7.27%
Lehman Brothers U.S. Aggregate Bond
  Index (reflects no deduction for
  fees or expenses)                   8.44%    7.43%     7.23%


(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

  INDICES: The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

  The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. The fund has changed its benchmark from the Lehman Brothers Government/Corporate Bond Index to the Lehman Brothers U.S. Aggregate Bond Index because the fund's investment adviser believes the Lehman


  Brothers U.S. Aggregate Bond Index is better suited for the investment strategy of the fund.

HARTFORD HLS FUNDS                                                            61

HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.


SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.48%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.03%
  Total operating expenses                          0.76%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $ 78
  Year 3                                            $244
  Year 5                                            $424
  Year 10                                           $945

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Alison D. Granger, CFA

-  Senior Vice President of HIMCO

-  Manager of the fund since 1996

-  Joined HIMCO in 1993

-  Investment professional since 1981
[END SIDE NOTE]

62                                                            HARTFORD HLS FUNDS

                                                    HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.


INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard & Poor's Corporation ("S&P"), or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 10% of total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range which is typically defined as between approximately 5 to 10 years.


The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund does not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.


To achieve its goal of high current income, HIMCO uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. HIMCO then selects individual securities within selected industries that appear from a yield perspective to be attractive. HIMCO assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.


The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that HIMCO expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.


Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.


The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as HIMCO expects, the fund could underperform its peers or lose money.


The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.


The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

HARTFORD HLS FUNDS                                                            63

HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

99   4.49%
00    .85%
01   2.54%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 6.32% (4TH QUARTER 2001) AND THE LOWEST QUARTERLY RETURN WAS -4.14% (2ND QUARTER 2001).


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                      SINCE INCEPTION
                                          1 YEAR   (SEPTEMBER 30, 1998)
Class IB                                  2.54%                3.54%
Lehman Brothers High Yield Corporate
  Index (reflects no deduction for fees
  or expenses)                            5.28%                1.11%

  INDEX: The Lehman Brothers High Yield Corporate Index is a unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

64                                                            HARTFORD HLS FUNDS

                                                    HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.77%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.04%
  Total operating expenses                          1.06%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $  109
  Year 3                                            $  339
  Year 5                                            $  587
  Year 10                                           $1,299

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Alison D. Granger, CFA

-  Senior Vice President of HIMCO

-  Manager of the fund since inception (September 1998)

-  Joined HIMCO in 1993

-  Investment professional since 1981
[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            65

HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.


INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated "A" or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if not rated, which are of equivalent investment quality as determined by HIMCO. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.


At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 200%.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.


HIMCO's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager's selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance).

66                                                            HARTFORD HLS FUNDS

                                           HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on January 1, 1985, it did not offer Class IB shares until November 9, 1999. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92    4.39%
93    6.04%
94   -1.86%
95   15.88%
96    4.81%
97    8.74%
98    6.45%
99    1.18%
00   10.08%
01    7.31%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 5.16% (2ND QUARTER 1995) AND THE LOWEST QUARTERLY RETURN WAS -2.19% (1ST QUARTER 1994).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                     1 YEAR  5 YEARS  10 YEARS
Class IB(1)                          7.31%    6.71%     6.20%
Lehman Mortgage-Backed Securities
  Index (reflects no deduction for
  fees or expenses)                  8.22%    7.49%     7.10%

(1) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

  INDEX: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

HARTFORD HLS FUNDS                                                            67

HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.45%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.03%
  Total operating expenses                          0.73%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $ 75
  Year 3                                            $234
  Year 5                                            $407
  Year 10                                           $909

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Peter P. Perrotti

-  Senior Vice President of HIMCO

-  Manager of the fund since May 1999

-  Joined HIMCO in 1992

-  Investment professional since 1992
[END SIDE NOTE]

68                                                            HARTFORD HLS FUNDS

                                                  HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include
(1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and
(7) repurchase agreements.


The fund purchases securities which HIMCO believes offer attractive returns relative to the risks undertaken. In addition, HIMCO adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially the likelihood of repayment of the fund's securities.


Income risk is the potential for a decline in the fund's income due to falling interest rates.


Manager risk refers to the risk that if HIMCO does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

HARTFORD HLS FUNDS                                                            69

HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on June 30, 1980, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund which is restated to reflect the 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.


These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

CLASS IB TOTAL RETURNS BY CALENDAR
 YEAR(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

92   3.38%
93   2.68%
94   3.71%
95   5.47%
96   4.92%
97   5.07%
98   5.05%
99   4.71%
00   5.91%
01   3.68%

 DURING THE PERIODS SHOWN IN THE BAR CHART, THE HIGHEST QUARTERLY RETURN WAS 1.52% (4TH QUARTER 2000) AND THE LOWEST QUARTERLY RETURN WAS 0.50% (4TH QUARTER 2001).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                     1 YEAR  5 YEARS  10 YEARS
Class IB(1)                          3.68%    4.88%     4.45%
60-Day Treasury Bill Index
  (reflects no deduction for fees
  or expenses)                       3.50%    4.87%     4.57%

(1) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee applicable to Class IB shares.

  INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.

  Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

70                                                            HARTFORD HLS FUNDS

                                                  HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.45%
  Distribution and service (12b-1) fees             0.25%
  Other expenses                                    0.03%
  Total operating expenses                          0.73%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            $ 75
  Year 3                                            $234
  Year 5                                            $407
  Year 10                                           $909

[SIDE NOTE]

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Robert Crusha

-  Vice President of HIMCO

-  Manager of the fund since May 2002

-  Joined HIMCO in 1993

-  Investment professional since 1995

[END SIDE NOTE]

HARTFORD HLS FUNDS                                                            71

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.


The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments, securities of small capitalization companies, or securities of issuers in the same industry.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund (other than the Money Market HLS Fund, which may invest in high quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although not a principal investment strategy, each fund (other than the Money Market HLS Fund) may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.


These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.


Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.


FOREIGN INVESTMENTS

The funds that may invest 20% or more of their total assets in securities of foreign issuers or non-dollar securities hold foreign investments as part of their principal investment strategy. Certain other funds may hold foreign investments, but not as a principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments

72                                                            HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


FOREIGN INVESTMENTS IN EMERGING MARKETS



The funds whose investment strategy discloses that they may invest in emerging markets do so as part of their principal investment strategy. Certain other funds, except Money Market HLS Fund, may invest in emerging markets, but not as a principal investment strategy.


The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

THE FINANCIAL SERVICES SECTOR

The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service industries and can be significantly affected by availability and cost of capital, changes in interest rates and price competition. In addition, various industries of this sector are subject to risks specific to their businesses.

The banking industry will be significantly affected by the recent adoption of federal legislation that has diminished the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this legislation could expose banks to well-financed competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions greatly impact banks that face exposure to credit losses and banks can be significantly affected by interest rate changes.

The brokerage and investment management industry (and certain segments of the life insurance industry) is significantly affected by changes in government regulations, brokerage commission structure, large capital requirements and a very competitive environment. The performance of companies in the brokerage and investment management businesses can be closely tied to the performance of the securities markets and can suffer substantially during market declines. Revenues can also depend on overall market activity.

The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of reserves and cash flows, the inability of reinsurance carriers to pay claims, liability for coverage of environmental clean-up costs from past years, and as yet unidentified liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes. For example, possible changes in government regulations affecting the health care system could have a dramatic impact on the health insurance industry in the future.

The residential finance and mortgage industry can be significantly affected by changes in government regulation, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions

HARTFORD HLS FUNDS                                                            73

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
(in response to high failure rates) have mandated higher capital ratios and more prudent lending.

Reduced capacity among insured institutions has created growth opportunities for uninsured companies and secondary market products to fulfill unmet demand for home finance. Change continues in the origination, packaging, selling, holding and insuring of home finance products.

SMALL CAPITALIZATION COMPANIES

The funds whose investment strategy discloses that they may invest in securities of small capitalization companies do so as part of their principal investment strategy. Certain other funds may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT EACH FUND'S INVESTMENT GOAL


The investment goal of the following funds may be changed without a shareholder vote: Global Communications HLS Fund, Global Financial Services HLS Fund, Focus HLS Fund, Growth HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, MidCap Value HLS Fund and Value HLS Fund. The investment goal of the other funds may be changed only with the approval of the fund's shareholders. A fund may not be able to achieve its goal.


CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Certain funds are expected to have relatively high portfolio turnover. The other funds may at times engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund. The funds are not managed to achieve a particular tax result for shareholders.


ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Statement of Additional Information which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.


Certain funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without a shareholder vote. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, SEC rules require that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy.


74                                                            HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS


THE INVESTMENT MANAGER



HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $181.2 billion in assets as of December 31, 2001. HL Advisors had over $48.6 billion in assets under management as of December 31, 2001. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.


THE INVESTMENT SUB-ADVISERS

Wellington Management is the investment sub-adviser to each of the funds other than those sub-advised by HIMCO.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2001 Wellington Management had investment management authority over approximately $311 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.


The Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the High Yield HLS Fund, Index HLS Fund, Bond HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2001 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $75.4 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.


MANAGEMENT FEES


Each fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:


INDEX HLS FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
All Assets                                               0.400%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
All Assets                                               0.450%

BOND HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250,000,000                                       0.525%
Next $250,000,000                                        0.500%
Next $500,000,000                                        0.475%
Amount Over $1 Billion                                   0.450%

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, HIGH YIELD HLS FUND, GLOBAL ADVISERS HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP HLS FUND, AND SMALL COMPANY HLS FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250,000,000                                       0.775%
Next $250,000,000                                        0.725%
Next $500,000,000                                        0.675%
Amount Over $1 Billion                                   0.625%

VALUE HLS FUND, GROWTH HLS FUND AND MIDCAP VALUE HLS FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250,000,000                                       0.825%
Next $250,000,000                                        0.775%
Next $500,000,000                                        0.725%
Amount Over $1 Billion                                   0.675%

GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND, INTERNATIONAL SMALL COMPANY HLS FUND AND FOCUS HLS FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250,000,000                                       0.850%
Next $250,000,000                                        0.800%
Amount Over $500,000,000                                 0.750%


For the year ended December 31, 2001, each fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the


HARTFORD HLS FUNDS                                                            75

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

purposes of presentation in the table below). These fees, expressed as a percentage of net assets, were as follows:



FUND NAME                                            ANNUAL RATE
---------                                           --------------
Hartford Advisers HLS Fund                          0.63%
Hartford Bond HLS Fund                              0.48%
Hartford Capital Appreciation HLS Fund              0.63%
Hartford Dividend and Growth HLS Fund               0.65%
Hartford Focus HLS Fund                             0.85%(1,2)
Hartford Global Advisers HLS Fund                   0.76%
Hartford Global Communications HLS Fund             0.85%
Hartford Global Financial Services HLS Fund         0.85%
Hartford Global Health HLS Fund                     0.85%
Hartford Global Leaders HLS Fund                    0.74%
Hartford Global Technology HLS Fund                 0.85%
Hartford Growth HLS Fund                            0.83%
Hartford Growth and Income HLS Fund                 0.75%
Hartford High Yield HLS Fund                        0.77%
Hartford Index HLS Fund                             0.40%
Hartford International Capital Appreciation HLS
  Fund                                              0.85%(1,2)
Hartford International Opportunities HLS Fund       0.70%
Hartford International Small Company HLS Fund       0.85%(1,2)
Hartford MidCap HLS Fund                            0.67%
Hartford MidCap Value HLS Fund                      0.83%(1,2)
Hartford Money Market HLS Fund                      0.45%
Hartford Mortgage Securities HLS Fund               0.45%
Hartford Small Company HLS Fund                     0.72%
Hartford Stock HLS Fund                             0.46%
Hartford Value HLS Fund                             0.83%(1,2)


(1)  Fund commenced operations April 30, 2001.
(2)  Annualized.

PURCHASE AND REDEMPTION OF FUND SHARES


The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of their shares to certain qualified retirement plans (the "Plans").


The funds offer two different classes of shares -- Class IA and Class IB.
Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.


A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take


76                                                            HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.


DISTRIBUTION PLAN

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.


The Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.


The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. Each fund's Board of Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation:
(a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of a fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of a fund;
(c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about a fund, including the performance of the funds; (e) training sales personnel regarding the Class IB shares of a fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the funds. Because the fees paid by the funds under the Distribution Plan are paid out of each fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

DETERMINATION OF NET ASSET VALUE


The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. Except for the Money Market HLS Fund, the funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the applicable Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by each fund other than the Money Market HLS Fund are valued on the basis of valuations furnished by an unaffiliated pricing service


HARTFORD HLS FUNDS                                                            77

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

which determines valuations for normal institutional size trading units of debt securities. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market HLS Fund's assets, and investments of the other funds that will mature in 60 days or less, are valued at amortized cost, which approximates market value.


Certain funds may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS


Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except the Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.


Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.


Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.


For more information about the tax status of the funds, see "Taxes" in the SAI.


BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS


With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.


PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their

78                                                            HARTFORD HLS FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).


The Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.


The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

HARTFORD HLS FUNDS                                                            79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL COMMUNICATIONS HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                    CLASS IB -
                                                                   PERIOD ENDED:
                                                                     12/31/01
                                                                   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $1.000
Net investment income (loss)                                           0.002
Net realized and unrealized gain (loss) on investments                (0.359)
                                                                     -------
Total from investment operations                                      (0.357)
Less distributions:
  Dividends from net investment income                                (0.003)
  Distributions from net realized gain on investments                  0.000
  Distributions from capital                                           0.000
                                                                     -------
Total distributions                                                   (0.003)
                                                                     -------
Net increase (decrease) in net asset value                            (0.360)
Net asset value, end of period                                        $0.640
                                                                     -------
TOTAL RETURN                                                         (35.88%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                              $1,584
Ratio of expenses to average net assets                                1.10%(a)
Ratio of net investment income (loss) to average net assets            0.20%
Portfolio turnover rate                                                95.0%(b)



  a During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  b Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


80                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                    CLASS IB -
                                                                   PERIOD ENDED:
                                                                     12/31/01
                                                                   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $1.000
Net investment income (loss)                                           0.004
Net realized and unrealized gain (loss) on investments                (0.061)
                                                                     -------
Total from investment operations                                      (0.057)
Less distributions:
  Dividends from net investment income                                (0.003)
  Distributions from net realized gain on investments                  0.000
  Distributions from capital                                           0.000
                                                                     -------
Total distributions                                                   (0.003)
                                                                     -------
Net increase (decrease) in net asset value                            (0.060)
Net asset value, end of period                                        $0.940
                                                                     -------
TOTAL RETURN                                                          (5.91%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                              $3,392
Ratio of expenses to average net assets                                1.11%(a)
Ratio of net investment income (loss) to average net assets            0.86%
Portfolio turnover rate                                               119.2%(b)



  a During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  b Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL HEALTH HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                   CLASS IB - PERIOD ENDED:
                                                                                  5/1/00-
                                                                    12/31/01    12/31/00(a)
                                                                   -----------  ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $1.441        $1.000
Net investment income (loss)                                         (0.003)        0.003
Net realized and unrealized gain (loss) on investments                0.032         0.475
                                                                    -------      --------
Total from investment operations                                      0.029         0.478
Less distributions:
  Dividends from net investment income                                0.000        (0.002)
  Distributions from net realized gain on investments                 0.000        (0.035)
  Distributions from capital                                          0.000         0.000
                                                                    -------      --------
Total distributions                                                   0.000        (0.037)
                                                                    -------      --------
Net increase (decrease) in net asset value                            0.029         0.441
Net asset value, end of period                                       $1.470        $1.441
                                                                    -------      --------
TOTAL RETURN                                                          1.86%        48.00%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $35,781        $9,347
Ratio of expenses to average net assets                               1.07%(d)      1.08%(c,d)
Ratio of net investment income (loss) to average net assets          (0.12%)        0.41%(c)
Portfolio turnover rate                                               61.5%(e)      46.1%(e)



  a The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.
  b  Not annualized.
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


82                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL TECHNOLOGY HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                   CLASS IB - PERIOD ENDED:
                                                                                  5/1/00-
                                                                    12/31/01    12/31/00(a)
                                                                   -----------  ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $0.636        $1.000
Net investment income (loss)                                         (0.002)       (0.001)
Net realized and unrealized gain (loss) on investments               (0.144)       (0.363)
                                                                    -------      --------
Total from investment operations                                     (0.146)       (0.364)
Less distributions:
  Dividends from net investment income                                0.000         0.000
  Distributions from net realized gain on investments                 0.000         0.000
  Distributions from capital                                          0.000         0.000
                                                                    -------      --------
Total distributions                                                   0.000         0.000
                                                                    -------      --------
Net increase (decrease) in net asset value                           (0.146)       (0.364)
Net asset value, end of period                                       $0.490        $0.636
                                                                    -------      --------
TOTAL RETURN                                                        (22.95%)      (37.45%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $16,712        $7,340
Ratio of expenses to average net assets                               1.07%(d)      1.10%(c,d)
Ratio of net investment income (loss) to average net assets          (0.67%)       (0.62%)(c)
Portfolio turnover rate                                              240.3%(e)     149.9%(e)



  a The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.
  b  Not annualized.
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                CLASS IB - PERIOD ENDED:
                                                                                                           4/1/98-
                                                                    12/31/01    12/31/00   12/31/99(B)  12/31/98(A,B)
                                                                   ----------  ----------  -----------  -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $5.923      $6.098      $6.437       $6.486
Net investment income (loss)                                          0.006      (0.077)      0.150        0.013
Net realized and unrealized gain (loss) on investments               (0.327)      0.864       1.503        0.094
                                                                   --------    --------     -------       ------
Total from investment operations                                     (0.321)      0.787       1.653        0.107
Less distributions:
  Dividends from net investment income                               (0.023)     (0.034)     (0.013)      (0.156)
  Distributions from net realized gain on investments                (1.609)     (0.928)     (1.979)       0.000
  Distributions from capital                                          0.000       0.000       0.000        0.000
                                                                   --------    --------     -------       ------
Total distributions                                                  (1.632)     (0.962)     (1.992)      (0.156)
                                                                   --------    --------     -------       ------
Net increase (decrease) in net asset value                           (1.953)     (0.175)     (0.339)      (0.049)
Net asset value, end of period                                       $3.970      $5.923      $6.098       $6.437
                                                                   --------    --------     -------       ------
TOTAL RETURN                                                         (7.10%)     13.02%      37.21%        1.65%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $393,241    $136,058     $22,993       $5,942
Ratio of expenses to average net assets                               0.86%(e)    0.84%(e)    0.84%(e)     0.82%(d,e)
Ratio of net investment income (loss) to average net assets           0.39%       0.46%       0.28%        0.30%(d)
Portfolio turnover rate                                               92.3%(f)   108.2%(f)    66.4%(f)     51.2%(f)



  a  Class IB shares were first offered on April 1, 1998.
  b Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.
  c  Not annualized.
  d  Annualized.
  e During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  f Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.


84                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                               CLASS IB - PERIOD ENDED:
                                                                                                          4/1/98-
                                                                    12/31/01   12/31/00   12/31/99(B)  12/31/98(A,B)
                                                                   ----------  ---------  -----------  -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $2.124     $2.151      $2.267        $2.253
Net investment income (loss)                                          0.039      0.040       0.024         0.016
Net realized and unrealized gain (loss) on investments               (0.124)     0.169       0.077         0.068
                                                                   --------    -------    --------       -------
Total from investment operations                                     (0.085)     0.209       0.101         0.084
Less distributions:
  Dividends from net investment income                               (0.028)    (0.032)     (0.034)       (0.070)
  Distributions from net realized gain on investments                (0.131)    (0.204)     (0.183)        0.000
  Distributions from capital                                          0.000      0.000       0.000         0.000
                                                                   --------    -------    --------       -------
Total distributions                                                  (0.159)    (0.236)     (0.217)       (0.070)
                                                                   --------    -------    --------       -------
Net increase (decrease) in net asset value                           (0.244)    (0.027)     (0.116)        0.014
Net asset value, end of period                                       $1.880     $2.124      $2.151        $2.267
                                                                   --------    -------    --------       -------
TOTAL RETURN                                                         (4.21%)    10.75%       5.12%         3.67%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $153,848    $35,415     $16,087        $8,600
Ratio of expenses to average net assets                               0.86%(e)   0.86%(e)    0.86%(e)      0.85%(d,e)
Ratio of net investment income (loss) to average net assets           1.48%      1.52%       1.42%         1.57%(d)
Portfolio turnover rate                                               61.0%(f)   59.4%(f)    55.9%(f)      48.2%(f)



  a  Class IB shares were first offered on April 1, 1998.
  b Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.
  c  Not annualized.
  d  Annualized.
  e During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  f Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing among the classes of shares issued.


HARTFORD HLS FUNDS                                                            85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD FOCUS HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                    CLASS IB -
                                                                   PERIOD ENDED:
                                                                     4/30/01-
                                                                    12/31/01(a)
                                                                   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $1.000
Net investment income (loss)                                           0.001
Net realized and unrealized gain (loss) on investments                 0.040
                                                                    --------
Total from investment operations                                       0.041
Less distributions:
  Dividends from net investment income                                (0.001)
  Distributions from net realized gain on investments                  0.000
  Distributions from capital                                           0.000
                                                                    --------
Total distributions                                                   (0.001)
                                                                    --------
Net increase (decrease) in net asset value                             0.040
Net asset value, end of period                                         $1.04
                                                                    --------
TOTAL RETURN                                                           3.83%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                              $8,803
Ratio of expenses to average net assets                                1.13%(c,d)
Ratio of net investment income (loss) to average net assets            0.29%(c)
Portfolio turnover rate                                               113.0%(e)



  a The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
  b  Not annualized.
  c  Annualized
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


86                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                             CLASS IB - PERIOD ENDED:
                                                                                                      9/30/98-
                                                                   12/31/01   12/31/00    12/31/99   12/31/98(A)
                                                                   ---------  ---------  ----------  -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $1.757     $1.912      $1.285        $1.00
Net investment income (loss)                                         0.008     (0.006)      0.007        0.002
Net realized and unrealized gain (loss) on investments              (0.302)    (0.130)      0.634        0.316
                                                                   -------    -------    --------    ---------
Total from investment operations                                    (0.294)    (0.136)      0.641        0.318
Less distributions:
  Dividends from net investment income                              (0.006)    (0.008)      0.000       (0.001)
  Distributions from net realized gain on investments               (0.017)    (0.011)     (0.014)      (0.032)
  Distributions from capital                                         0.000      0.000       0.000        0.000
                                                                   -------    -------    --------    ---------
Total distributions                                                 (0.023)    (0.019)     (0.014)      (0.033)
                                                                   -------    -------    --------    ---------
Net increase (decrease) in net asset value                          (0.317)    (0.155)      0.627        0.285
Net asset value, end of period                                      $1.440     $1.757      $1.912       $1.285
                                                                   -------    -------    --------    ---------
TOTAL RETURN                                                       (16.73%)    (7.22%)     50.11%(d)    31.82%(b,d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $49,356    $25,869         $69          $39
Ratio of expenses to average net assets                              0.99%(e)   0.99%(e)    1.04%(d,e)     0.98%(c,d,e)
Ratio of net investment income (loss) to average net assets          0.53%      0.45%       0.36%(d)     0.59%(c,d)
Portfolio turnover rate                                             362.9%(f)  366.6%(f)   207.4%(f)     47.9%(f)



  a The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
  e During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  f Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                 CLASS IB - PERIOD ENDED:
                                                                   12/31/01   12/31/00   12/31/99   5/29/98-12/31/98(a)
                                                                   ---------  ---------  ---------  -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $1.323     $1.430     $1.185          $1.000
Net investment income (loss)                                         0.005     (0.008)     0.006           0.009
Net realized and unrealized gain (loss) on investments              (0.108)    (0.074)     0.250           0.179
                                                                   -------    -------    -------         -------
Total from investment operations                                    (0.103)    (0.082)     0.256           0.188
Less distributions:
  Dividends from net investment income                               0.000     (0.004)    (0.002)         (0.003)
  Distributions from net realized gain on investments               (0.050)    (0.021)    (0.009)          0.000
  Distributions from capital                                         0.000      0.000      0.000           0.000
                                                                   -------    -------    -------         -------
Total distributions                                                 (0.050)    (0.025)    (0.011)         (0.003)
                                                                   -------    -------    -------         -------
Net increase (decrease) in net asset value                          (0.153)    (0.107)     0.245           0.185
Net asset value, end of period                                      $1.170     $1.323     $1.430          $1.185
                                                                   -------    -------    -------         -------
TOTAL RETURN                                                        (8.18%)    (5.81%)    21.61%          18.82%(b,d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $46,599    $14,898        $14             $11
Ratio of expenses to average net assets                              0.97%(e)   0.97%(e)   1.00%(e)        0.44%(c,d,e)
Ratio of net investment income (loss) to average net assets          0.36%      0.23%      0.45%           1.34%(c,d)
Portfolio turnover rate                                              85.0%(f)   72.8%(f)   53.8%(f)        29.6%(f)



  a The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.
  b  Not annualized.
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
  e During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  f Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


88                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARFORD INDEX HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                           CLASS IB - PERIOD ENDED:
                                                                   12/31/01   12/31/00   11/9/99-12/31/99(a)
                                                                   ---------  ---------  -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $3.720     $4.189         $3.922
Net investment income (loss)                                         0.030      0.037          0.004
Net realized and unrealized gain (loss) on investments              (0.486)    (0.439)         0.298
                                                                   -------    -------         ------
Total from investment operations                                    (0.456)    (0.402)         0.302
Less distributions:
  Dividends from net investment income                              (0.025)    (0.028)        (0.032)
  Distributions from net realized gain on investments               (0.059)    (0.039)        (0.003)
  Distributions from capital                                         0.000      0.000          0.000
                                                                   -------    -------         ------
Total distributions                                                 (0.084)    (0.067)        (0.035)
                                                                   -------    -------         ------
Net increase (decrease) in net asset value                          (0.540)    (0.469)         0.267
Net asset value, end of period                                      $3.180     $3.720         $4.189
                                                                   -------    -------         ------
TOTAL RETURN                                                       (12.47%)    (9.66%)         7.73%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $46,056    $16,272            $11
Ratio of expenses to average net assets                              0.61%(d)   0.61%(d)       0.61%(c,d)
Ratio of net investment income (loss) to average net assets          0.73%      0.57%          0.77%(c)
Portfolio turnover rate                                               5.2%(e)    6.7%(e)        2.8%(c)



  a  Class IB shares were first offered on November 9, 1999.
  b  Not annualized.
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                    CLASS IB - PERIOD ENDED:
                                                                      4/30/01-12/31/01(a)
                                                                   --------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                        $1.000
                                                                           -------
Net investment income (loss)                                                 0.001
Net realized and unrealized gain (loss) on investments                      (0.140)
                                                                           -------
Total from investment operations                                            (0.139)
Less distributions:
  Dividends from net investment income                                      (0.001)
  Distributions from net realized gain on investments                        0.000
  Distributions from capital                                                 0.000
                                                                           -------
Total distributions                                                         (0.001)
                                                                           -------
Net increase (decrease) in net asset value                                  (0.140)
Net asset value, end of period                                              $0.860
                                                                           -------
TOTAL RETURN                                                               (14.08%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                    $5,075
Ratio of expenses to average net assets                                      1.18%(c,d)
Ratio of net investment income (loss) to average net assets                  0.24%(c)
Portfolio turnover rate                                                     190.8%(e)



  a The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
  b  Not annualized.
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


90                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                  CLASS IB - PERIOD ENDED:
                                                                   12/31/01   12/31/00   12/31/99(b)  4/1/98-12/31/98(a,b)
                                                                   ---------  ---------  -----------  --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $1.365     $1.876      $1.357           $1.396
Net investment income (loss)                                         0.012      0.025       0.017            0.004
Net realized and unrealized gain (loss) on investments              (0.264)    (0.324)      0.519           (0.021)
                                                                   -------    -------     -------          -------
Total from investment operations                                    (0.252)    (0.299)      0.536           (0.017)
Less distributions:
  Dividends from net investment income                              (0.002)    (0.019)     (0.017)          (0.022)
  Distributions from net realized gain on investments               (0.161)    (0.193)      0.000            0.000
  Distributions from capital                                         0.000      0.000       0.000            0.000
                                                                   -------    -------     -------          -------
Total distributions                                                 (0.163)    (0.212)     (0.017)          (0.022)
                                                                   -------    -------     -------          -------
Net increase (decrease) in net asset value                          (0.415)    (0.511)      0.519           (0.039)
Net asset value, end of period                                      $0.950     $1.365      $1.876           $1.357
                                                                   -------    -------     -------          -------
TOTAL RETURN                                                       (18.88%)   (17.25%)     39.61%           (1.13%)(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $22,277    $18,682      $3,203             $663
Ratio of expenses to average net assets                              0.99%(e)   0.96%(e)    0.96%(e)         0.94%(d,e)
Ratio of net investment income (loss) to average net assets          0.92%      0.98%       1.02%            0.71%(d)
Portfolio turnover rate                                             143.8%(f)  158.8%(f)   133.2%(f)        157.4%(f)



  a  Class IB shares were first offered on April 1, 1998.
  b Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.
  c  Not annualized.
  d  Annualized.
  e During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  f Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            91

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                    CLASS IB - PERIOD ENDED:
                                                                      4/30/01-12/31/01(a)
                                                                   --------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                        $1.000
Net investment income (loss)                                                 0.003
Net realized and unrealized gain (loss) on investments                      (0.062)
                                                                           -------
Total from investment operations                                            (0.059)
Less distributions:
  Dividends from net investment income                                      (0.001)
  Distributions from net realized gain on investments                        0.000
  Distributions from capital                                                 0.000
                                                                           -------
Total distributions                                                         (0.001)
                                                                           -------
Net increase (decrease) in net asset value                                  (0.060)
Net asset value, end of period                                              $0.940
                                                                           -------
TOTAL RETURN                                                                (6.09%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                      $768
Ratio of expenses to average net assets                                      1.18%(c,d)
Ratio of net investment income (loss) to average net assets                0.83%(c)
Portfolio turnover rate                                                   168.3%(e)



  a The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
  b  Not annualized.
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


92                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                            CLASS IB - PERIOD ENDED:
                                                                    12/31/01   12/31/00   11/9/99-12/31/99(a)
                                                                   ----------  ---------  -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $2.462     $2.053          $1.758
Net investment income (loss)                                          0.000     (0.001)          0.000
Net realized and unrealized gain (loss) on investments               (0.102)     0.513           0.373
                                                                   --------    -------         -------
Total from investment operations                                     (0.102)     0.512           0.373
Less distributions:
  Dividends from net investment income                                0.000      0.000           0.000
  Distributions from net realized gain on investments                (0.280)    (0.103)         (0.078)
  Distributions from capital                                          0.000      0.000           0.000
                                                                   --------    -------         -------
Total distributions                                                  (0.280)    (0.103)         (0.078)
                                                                   --------    -------         -------
Net increase (decrease) in net asset value                           (0.382)     0.409           0.295
Net asset value, end of period                                       $2.080     $2.462          $2.053
                                                                   --------    -------         -------
TOTAL RETURN                                                         (3.79%)    25.20%          21.39%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $117,396    $50,747             $36
Ratio of expenses to average net assets                               0.88%(d)   0.90%(d)        0.97%(c,d)
Ratio of net investment income (loss) to average net assets          (0.06%)    (0.26%)         (0.32%)(c)
Portfolio turnover rate                                              116.7%(e)  137.6%(e)       120.7%(e)



  a  Class IB shares were first offered on November 9, 1999.
  b  Not annualized.
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            93

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MIDCAP VALUE HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                    CLASS IB - PERIOD ENDED:
                                                                      4/30/01-12/31/01(a)
                                                                   --------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                        $1.000
Net investment income (loss)                                                 0.001
Net realized and unrealized gain (loss) on investments                      (0.010)
                                                                           -------
Total from investment operations                                            (0.009)
Less distributions:
  Dividends from net investment income                                      (0.001)
  Distributions from net realized gain on investments                        0.000
  Distributions from capital                                                 0.000
                                                                           -------
Total distributions                                                         (0.001)
                                                                           -------
Net increase (decrease) in net asset value                                  (0.010)
Net asset value, end of period                                              $0.990
                                                                           -------
TOTAL RETURN                                                                (0.52%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                   $25,185
Ratio of expenses to average net assets                                      1.08%(c,d)
Ratio of net investment income (loss) to average net assets                  0.29%(c)
Portfolio turnover rate                                                      32.3%(e)



  a The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
  b  Not annualized.
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


94                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                  CLASS IB - PERIOD ENDED:
                                                                   12/31/01   12/31/00   12/31/99(b)  4/1/98-12/31/98(a,b)
                                                                   ---------  ---------  -----------  --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $1.683     $2.187      $1.323            $1.34
Net investment income (loss)                                        (0.001)     0.003      (0.004)          (0.002)
Net realized and unrealized gain (loss) on investments              (0.249)    (0.257)      0.871           (0.015)
                                                                   -------    -------     -------          -------
Total from investment operations                                    (0.250)    (0.254)      0.867           (0.017)
Less distributions:
  Dividends from net investment income                               0.000      0.000       0.000            0.000
  Distributions from net realized gain on investments               (0.103)    (0.250)     (0.003)           0.000
  Distributions from capital                                         0.000      0.000       0.000            0.000
                                                                   -------    -------     -------          -------
Total distributions                                                 (0.103)    (0.250)     (0.003)           0.000
                                                                   -------    -------     -------          -------
Net increase (decrease) in net asset value                          (0.353)    (0.504)      0.864           (0.017)
Net asset value, end of period                                      $1.330     $1.683      $2.187           $1.323
                                                                   -------    -------     -------          -------
TOTAL RETURN                                                       (15.07%)   (13.28%)     65.54%           (1.30%)(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $59,371    $40,967     $10,200             $696
Ratio of expenses to average net assets                              0.94%(e)   0.92%(e)    0.96%(e)         0.95%(d,e)
Ratio of net investment income (loss) to average net assets         (0.15%)    (0.18%)     (0.63%)          (0.46%)(d)
Portfolio turnover rate                                             226.9%(f)  194.5%(f)   181.3%(f)        235.7%(f)



  a  Class IB shares were first offered on April 1, 1998.
  b Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.
  c  Not annualized.
  d  Annualized.
  e During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  f Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            95

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD STOCK HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                   CLASS IB - PERIOD ENDED:
                                                                    12/31/01    12/31/00   12/31/99(b)  4/1/98-12/31/98(a,b)
                                                                   ----------  ----------  -----------  --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $5.879      $7.151     $11.884          $10.793
Net investment income (loss)                                          0.046       0.074       0.021            0.043
Net realized and unrealized gain (loss) on investments               (0.758)     (0.547)      1.200            1.565
                                                                   --------    --------     -------          -------
Total from investment operations                                     (0.712)     (0.473)      1.221            1.608
Less distributions:
  Dividends from net investment income                               (0.032)     (0.034)     (0.056)          (0.517)
  Distributions from net realized gain on investments                (0.405)     (0.765)     (5.898)           0.000
  Distributions from capital                                          0.000       0.000       0.000            0.000
                                                                   --------    --------     -------          -------
Total distributions                                                  (0.437)     (0.799)     (5.954)          (0.517)
                                                                   --------    --------     -------          -------
Net increase (decrease) in net asset value                           (1.149)     (1.272)     (4,733)           1.091
Net asset value, end of period                                       $4.730      $5.879      $7.151          $11.884
                                                                   --------    --------     -------          -------
TOTAL RETURN                                                        (12.39%)     (7.21%)     19.57%           14.91%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $271,475    $136,077     $47,439          $10,167
Ratio of expenses to average net assets                               0.67%(e)    0.66%(e)    0.66%(e)         0.65%(d,e)
Ratio of net investment income (loss) to average net assets           0.62%       0.46%       0.62%            0.73%(d)
Portfolio turnover rate                                               38.7%(f)    40.2%(f)    38.5%(f)         27.1%(f)



  a  Class IB shares were first offered on April 1, 1998.
  b Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.
  c  Not annualized.
  d  Annualized.
  e During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  f Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.


96                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total return in the table represents the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                    CLASS IB - PERIOD ENDED:
                                                                      4/30/01-12/31/01(a)
                                                                   --------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                        $1.000
Net investment income (loss)                                                 0.002
Net realized and unrealized gain (loss) on investments                      (0.006)
                                                                           -------
Total from investment operations                                            (0.004)
Less distributions:
  Dividends from net investment income                                      (0.002)
  Distributions from net realized gain on investments                       (0.004)
  Distributions from capital                                                 0.000
                                                                           -------
Total distributions                                                         (0.006)
                                                                           -------
Net increase (decrease) in net asset value                                  (0.010)
Net asset value, end of period                                              $0.990
                                                                           -------
TOTAL RETURN                                                                (0.06%)(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                   $11,952
Ratio of expenses to average net assets                                      1.08%(c,d)
Ratio of net investment income (loss) to average net assets                  0.84%(c)
Portfolio turnover rate                                                      15.6%(e)



  a The fund was declared effective by the Securities and Exchange Commission on April 30, 2001.
  b  Not annualized.
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            97

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                    CLASS IB - PERIOD ENDED:
                                                                    12/31/01    12/31/00   12/31/99(a,b)  4/1/98-12/31/98(a,b)
                                                                   ----------  ----------  -------------  --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $2.663      $2.966       $3.577            $3.371
Net investment income (loss)                                          0.050       0.074        0.061             0.034
Net realized and unrealized gain (loss) on investments               (0.177)     (0.098)       0.221             0.367
                                                                   --------    --------     --------           -------
Total from investment operations                                     (0.127)     (0.024)       0.282             0.401
Less distributions:
  Dividends from net investment income                               (0.049)     (0.022)      (0.064)           (0.195)
  Distributions from net realized gain on investments                (0.127)     (0.257)      (0.829)            0.000
  Distributions from capital                                          0.000       0.000        0.000             0.000
                                                                   --------    --------     --------           -------
Total distributions                                                  (0.176)     (0.279)      (0.893)           (0.195)
                                                                   --------    --------     --------           -------
Net increase (decrease) in net asset value                           (0.303)     (0.303)      (0.611)            0.206
Net asset value, end of period                                       $2.360      $2.663       $2.966            $3.577
                                                                   --------    --------     --------           -------
TOTAL RETURN                                                         (4.81%)     (0.92%)      10.39%            11.96%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $521,205    $252,247     $137,318           $34,714
Ratio of expenses to average net assets                               0.84%(e)    0.84%(e)     0.83%(e)          0.83%(d,e)
Ratio of net investment income (loss) to average net assets           2.33%       2.29%        2.28%             2.22%(d)
Portfolio turnover rate                                               34.2%(f)    40.4%(f)     38.4%(f)          36.7%(f)



  a  Class IB shares were first offered on April 1, 1998.
  b Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.
  c  Not annualized.
  d  Annualized.
  e During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  f Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.


98                                                            HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD GLOBAL ADVISERS HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                           CLASS IB - PERIOD ENDED:
                                                                   12/31/01   12/31/00  11/9/99-12/31/99(a)
                                                                   ---------  --------  -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $ 1.147    $1.397         $1.300
Net investment income (loss)                                         0.044     0.048          0.004
Net realized and unrealized gain (loss) on investments              (0.121)   (0.138)         0.118
                                                                   -------    ------         ------
Total from investment operations                                    (0.077)   (0.090)         0.122
Less distributions:
  Dividends from net investment income                              (0.007)   (0.071)        (0.025)
  Distributions from net realized gain on investments               (0.063)   (0.089)         0.000
  Distributions from capital                                         0.000     0.000          0.000
                                                                   -------    ------         ------
Total distributions                                                 (0.070)   (0.160)        (0.025)
                                                                   -------    ------         ------
Net increase (decrease) in net asset value                          (0.147)   (0.250)         0.097
Net asset value, end of period                                     $ 1.000    $1.147         $1.397
                                                                   -------    ------         ------
TOTAL RETURN                                                        (6.42%)   (6.80%)         9.35%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $11,965    $4,800         $   11
Ratio of expenses to average net assets                              1.04%(d)  1.03%(d)       1.03%(c,d)
Ratio of net investment income (loss) to average net assets          2.03%     2.54%          2.42%(c)
Portfolio turnover rate                                             344.3%(e) 184.0%(e)      141.5%(e)



  a  Class IB shares were first offered on November 9, 1999.
  b  Not annualized.
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                            99

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD BOND HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                   CLASS IB - PERIOD ENDED:
                                                                    12/31/01   12/31/00   12/31/99(b)  4/1/98-12/31/98(a,b)
                                                                   ----------  ---------  -----------  --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $1.107     $0.995      $1.083           $1.075
Net investment income (loss)                                          0.041      0.061       0.061            0.023
Net realized and unrealized gain (loss) on investments                0.047      0.056      (0.084)           0.040
                                                                   --------    -------     -------          -------
Total from investment operations                                      0.088      0.117      (0.023)           0.063
Less distributions:
  Dividends from net investment income                               (0.055)    (0.005)     (0.057)          (0.055)
  Distributions from net realized gain on investments                 0.000      0.000      (0.008)           0.000
  Distributions from capital                                          0.000      0.000       0.000            0.000
                                                                   --------    -------     -------          -------
Total distributions                                                  (0.055)    (0.005)     (0.065)          (0.055)
                                                                   --------    -------     -------          -------
Net increase (decrease) in net asset value                            0.033      0.112      (0.088)           0.008
Net asset value, end of period                                       $1.140     $1.107      $0.995           $1.083
                                                                   --------    -------     -------          -------
TOTAL RETURN                                                          8.49%     11.79%      (2.19%)           5.89%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $152,254    $31,551     $15,818           $5,285
Ratio of expenses to average net assets                               0.69%(e)   0.70%(e)    0.70%(e)         0.69%(d,e)
Ratio of net investment income (loss) to average net assets           5.69%      6.36%       5.91%            5.54%(d)
Portfolio turnover rate                                              184.8%(g)  168.5%(g)   110.7%(g)        122.3%(g)
Current Yield(f)                                                      5.55%      5.94%       6.82%            5.72%



  a  Class IB shares were first offered on April 1, 1998.
  b Per share amounts have been restated to reflect a reverse stock split which was effective September 17, 1999.
  c  Not annualized.
  d  Annualized.
  e During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  f The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.
  g Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.


100                                                           HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                 CLASS IB - PERIOD ENDED:
                                                                   12/31/01   12/31/00   12/31/99   9/30/98-12/31/98(a)
                                                                   ---------  ---------  ---------  -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $0.938     $1.005     $1.017          $1.000
Net investment income (loss)                                         0.084      0.004      0.085           0.022
Net realized and unrealized gain (loss) on investments              (0.061)     0.004     (0.039)          0.014
                                                                   -------    -------    -------         -------
Total from investment operations                                     0.023      0.008      0.046           0.036
Less distributions:
  Dividends from net investment income                              (0.001)    (0.075)    (0.058)         (0.019)
  Distributions from net realized gain on investments                0.000      0.000      0.000           0.000
  Distributions from capital                                         0.000      0.000      0.000           0.000
                                                                   -------    -------    -------         -------
Total distributions                                                 (0.001)    (0.075)    (0.058)         (0.019)
                                                                   -------    -------    -------         -------
Net increase (decrease) in net asset value                           0.022     (0.067)    (0.012)          0.017
Net asset value, end of period                                      $0.960     $0.938     $1.005          $1.017
                                                                   -------    -------    -------         -------
TOTAL RETURN                                                         2.54%      0.85%      4.49%(d)        3.53%(b,d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $25,901     $2,497       $102            $102
Ratio of expenses to average net assets                              0.99%(e)   0.99%(e)   0.90%(d,e)        0.53%(c,d,e)
Ratio of net investment income (loss) to average net assets          9.52%      8.97%      8.18%(d)        7.77%(c,d)
Portfolio turnover rate                                              63.0%(g)   69.4%(g)   46.9%(g)        15.4%(g)
Current Yield(f)                                                    10.69%     10.55%      9.46%           8.65%



  a The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
  b  Not annualized
  c  Annualized.
  d Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The total return and ratio of net investment income to average net assets would have been lower if management fees were not waived.
  e During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  f The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.
  g Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


HARTFORD HLS FUNDS                                                           101

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                           CLASS IB - PERIOD ENDED:
                                                                   12/31/01   12/31/00   11/9/99-12/31/99(a)
                                                                   ---------  ---------  -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $1.136     $1.039          $1.107
Net investment income (loss)                                         0.050      0.078           0.009
Net realized and unrealized gain (loss) on investments               0.031      0.027          (0.016)
                                                                   -------    -------         -------
Total from investment operations                                     0.081      0.105          (0.007)
Less distributions:
  Dividends from net investment income                              (0.067)    (0.008)         (0.061)
  Distributions from net realized gain on investments                0.000      0.000           0.000
  Distributions from capital                                         0.000      0.000           0.000
                                                                   -------    -------         -------
Total distributions                                                 (0.067)    (0.008)         (0.061)
                                                                   -------    -------         -------
Net increase (decrease) in net asset value                           0.014      0.097          (0.068)
Net asset value, end of period                                      $1.150     $1.136          $1.039
                                                                   -------    -------         -------
TOTAL RETURN                                                         7.31%     10.08%           0.60%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $26,121     $1,148              $9
Ratio of expenses to average net assets                              0.66%(d)   0.66%(d)        0.66%(c,d)
Ratio of net investment income (loss) to average net assets          5.46%      6.25%           5.80%(c)
Portfolio turnover rate                                             233.0%(f)  534.3%(f)       472.0%(f)
Current Yield(e)                                                     4.67%      6.48%           6.64%



  a  Class IB shares were first offered on November 9, 1999.
  b  Not annualized
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. This figure has not been audited.
  f Portfolio turnover rate is calculated on the basis of the fund as a whole for the full calendar year without distinguishing between the classes of shares issued.


102                                                           HARTFORD HLS FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND


The financial highlights table is intended to help you understand the financial performance of the fund's Class IB shares since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in Class IB shares would have made or lost money on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements and financial highlights, are included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the fund's performance.



                                                                                 CLASS IB - PERIOD ENDED:
                                                                    12/31/01   12/31/00   12/31/99   4/1/98-12/31/98(A)
                                                                   ----------  ---------  ---------  ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $1.000     $1.000     $1.000         $1.000
Net investment income (loss)                                          0.036      0.058      0.068          0.037
Net realized and unrealized gain (loss) on investments                0.000      0.000      0.000          0.000
                                                                   --------    -------    -------        -------
Total from investment operations                                      0.036      0.058      0.068          0.037
Less distributions:
  Dividends from net investment income                               (0.036)    (0.058)    (0.068)        (0.037)
  Distributions from net realized gain on investments                 0.000      0.000      0.000          0.000
  Distributions from capital                                          0.000      0.000      0.000          0.000
                                                                   --------    -------    -------        -------
Total distributions                                                  (0.036)    (0.058)    (0.068)        (0.037)
                                                                   --------    -------    -------        -------
Net increase (decrease) in net asset value                            0.000      0.000      0.000          0.000
Net asset value, end of period                                       $1.000     $1.000     $1.000         $1.000
                                                                   --------    -------    -------        -------
TOTAL RETURN                                                          3.68%      5.91%      4.71%          3.76%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $152,129    $36,270     $8,804         $2,179
Ratio of expenses to average net assets                               0.66%(d)   0.66%(d)   0.65%(d)       0.64%(c,d)
Ratio of net investment income (loss) to average net assets           3.40%      5.73%      4.63%          4.81%(c)
Portfolio turnover rate                                                  --         --         --             --
Current Yield(e)                                                      1.62%      6.01%      5.16%          4.61%
Effective Yield(e)                                                    1.64%      6.20%      5.30%          4.71%



  a  Class IB shares were first offered on April 1, 1998.
  b  Not annualized.
  c  Annualized.
  d During this time period, the fund's distributor waived its right to receive 0.07% of the fund's 0.25% Rule 12b-1 distribution fee. Without this waiver, the ratio of expenses to average net assets would have been higher.
  e The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account or Plan level which, if included, would decrease the yield. These figures have not been audited.


HARTFORD HLS FUNDS                                                           103

PRIVACY POLICY AND PRACTICES
--------------------------------------------------------------------------------

THE HARTFORD FINANCIAL SERVICES
 GROUP, INC. AND ITS AFFILIATES
 (THE HARTFORD)

APPLICABLE TO THE HARTFORD'S UNITED STATES OPERATIONS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.


This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General
Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial
Services, Inc.

104                                                           HARTFORD HLS FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                            FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings of the fund's annual and semiannual report. In the annual report for certain funds you will find a discussion of the market conditions and investment strategies that significantly affected those funds' performance during the last fiscal year. You will also find the auditor's report in the annual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2001 have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.


To request a free copy of the current annual/ semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

BY MAIL:


Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085


BY PHONE:

1-800-862-6668



IN PERSON:

at the SEC's Public Reference Room in Washington, DC


Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.



ON THE INTERNET:



http://hartfordinvestor.com



Or you may view or obtain these documents from the SEC:


BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:


Global Communications HLS Fund                                         811-08629
Global Financial Services HLS Fund                                     811-08629
Global Health HLS Fund                                                 811-08629
Global Technology HLS Fund                                             811-08629
Capital Appreciation HLS Fund                                          811-04005
Dividend and Growth HLS Fund                                           811-08186
Focus HLS Fund                                                         811-08629
Global Leaders HLS Fund                                                811-08629
Growth HLS Fund                                                        811-08629
Growth and Income HLS Fund                                             811-08629
Index HLS Fund                                                         811-05045
International Capital Appreciation HLS
  Fund                                                                 811-08629
International Opportunities HLS Fund                                   811-06059
International Small Company HLS Fund                                   811-08629
MidCap HLS Fund                                                        811-08185
MidCap Value HLS Fund                                                  811-08629
Small Company HLS Fund                                                 811-07557
Stock HLS Fund                                                         811-02630
Value HLS Fund                                                         811-08629
Advisers HLS Fund                                                      811-03659
Global Advisers HLS Fund                                               811-08804
Bond HLS Fund                                                          811-03660
High Yield HLS Fund                                                    811-08629
Mortgage Securities HLS Fund                                           811-04201
Money Market HLS Fund                                                  811-03662

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                  HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
                   HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
                          HARTFORD INDEX HLS FUND, INC.
               HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
                         HARTFORD MIDCAP HLS FUND, INC.
                      HARTFORD SMALL COMPANY HLS FUND, INC.
                          HARTFORD STOCK HLS FUND, INC.
                        HARTFORD ADVISERS HLS FUND, INC.
                     HARTFORD GLOBAL ADVISERS HLS FUND, INC.
                          HARTFORD BOND HLS FUND, INC.
                   HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
                      HARTFORD MONEY MARKET HLS FUND, INC.

                           HARTFORD SERIES FUND, INC.
                                   INCLUDING:
                     HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                   HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                         HARTFORD GLOBAL HEALTH HLS FUND
                       HARTFORD GLOBAL TECHNOLOGY HLS FUND
              HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
                             HARTFORD VALUE HLS FUND
                  HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
                         HARTFORD MIDCAP VALUE HLS FUND
                             HARTFORD FOCUS HLS FUND
                         HARTFORD FOCUS GROWTH HLS FUND
                            HARTFORD GROWTH HLS FUND
                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GROWTH AND INCOME HLS FUND
                          HARTFORD HIGH YIELD HLS FUND

                          CLASS IA and CLASS IB SHARES

          This combined Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Fund in question. The Funds' audited financial statements as of December 31, 2001 appearing in the Annual Reports to Shareholders of each of the Hartford HLS Funds (as hereinafter defined) or Hartford Series Fund, Inc., as applicable, are incorporated herein by reference. A free copy of each Annual Report and each prospectus is available upon request by writing to or calling: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectuses:  May 1, 2002
Date of Statement of Additional Information:  May 1, 2002

                                TABLE OF CONTENTS                           PAGE

GENERAL INFORMATION                                                           1
INVESTMENT OBJECTIVES AND POLICIES                                            2
HARTFORD HLS FUND MANAGEMENT                                                 16
INVESTMENT MANAGEMENT ARRANGEMENTS                                           24
PORTFOLIO TRANSACTIONS AND BROKERAGE                                         29
HARTFORD HLS FUND EXPENSES                                                   32
HARTFORD HLS FUND ADMINISTRATION                                             32
DISTRIBUTION ARRANGEMENTS                                                    33
PURCHASE AND REDEMPTION OF SHARES                                            35
SUSPENSION OF REDEMPTIONS                                                    35
DETERMINATION OF NET ASSET VALUE                                             35
OWNERSHIP AND CAPITALIZATION OF THE HARTFORD HLS FUNDS                       36
INVESTMENT PERFORMANCE                                                       37
TAXES                                                                        45
CUSTODIAN                                                                    49
TRANSFER AGENT                                                               49
DISTRIBUTOR                                                                  49
INDEPENDENT PUBLIC ACCOUNTANTS                                               49
OTHER INFORMATION                                                            49
FINANCIAL STATEMENTS                                                         50
APPENDIX                                                                    A-1

                               GENERAL INFORMATION

          This SAI relates to twenty-six mutual funds (each a "Hartford HLS Fund" and together the "Hartford HLS Funds") which serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies and for certain qualified retirement plans. (As of the date of this SAI, Focus Growth HLS Fund is not yet available.) Each Hartford HLS Fund offers two classes of shares: Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to each Hartford HLS Fund. HL Advisors and Hartford Life are indirect wholly owned subsidiaries of The Hartford Financial Services Group, Inc., ("The Hartford") an insurance holding company with over $181.2 billion in assets as of December 31, 2001. In addition, Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO(R)"), an affiliate of HL Advisors, are sub-advisers to certain of the Hartford HLS Funds. HIMCO is a wholly owned subsidiary of The Hartford. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

          The Global Health HLS Fund, Global Technology HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, High Yield HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Growth HLS Fund, Focus HLS Fund, Focus Growth HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, Value HLS Fund and MidCap Value HLS Fund are investment portfolios (series) of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Hartford Series Fund, Inc. issues a separate series of shares of common stock for each Fund, representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB. Each of the other Hartford HLS Funds is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. These Funds also issue common stock in the same two classes (Class IA and Class IB).

          Each Hartford HLS Fund is a diversified fund, other than the Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund, Global Technology HLS Fund and Focus HLS Fund, which are non-diversified funds.

          The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in each Hartford HLS Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any Hartford HLS Fund or to classify and reclassify existing and new funds into one or more classes. A reference to the "board of directors" shall refer to the board of directors of the corporation in question (or, as the case may be, to the board of directors of the corporation of which the fund in question is a series).

          The year of each Hartford HLS Fund's organization is as follows:

Stock HLS Fund                                             1977
Bond HLS Fund                                              1977
Money Market HLS Fund                                      1980
Advisers HLS Fund                                          1983
Capital Appreciation HLS Fund                              1983
Mortgage Securities HLS Fund                               1985
Index HLS Fund                                             1987
International Opportunities HLS Fund                       1990
Dividend and Growth HLS Fund                               1994
Global Advisers HLS Fund                                   1995
Small Company HLS Fund                                     1996
MidCap HLS Fund                                            1997
Global Leaders HLS Fund                                    1998
Growth and Income HLS Fund                                 1998
High Yield HLS Fund                                        1998
Global Health HLS Fund                                     2000
Global Technology HLS Fund                                 2000
Global Communications HLS Fund                             2000
Global Financial Services HLS Fund                         2000
Growth HLS Fund                                            2000
Focus HLS Fund                                             2000
International Capital Appreciation HLS Fund                2001
International Small Company HLS Fund                       2001
Value HLS Fund                                             2001
MidCap Value HLS Fund                                      2001
Focus Growth HLS Fund                                      2001

                       INVESTMENT OBJECTIVES AND POLICIES

          Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.


A.        FUNDAMENTAL RESTRICTIONS OF THE FUNDS

          Each Hartford HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Hartford HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, approval of a "majority of the outstanding voting securities" of a Hartford HLS Fund means the approval of the lesser of (1) the holders of 67% or more of the shares of a Hartford HLS Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Hartford HLS Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Hartford HLS Fund.

          The investment objective and principal investment strategies of the Hartford HLS Funds are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to the Hartford HLS Funds followed by certain non-fundamental restrictions and policies applicable to the Hartford HLS Funds.

          For purposes of the fundamental investment restrictions, the Hartford HLS Funds are divided into two groups: Group A and Group B.


                       GROUP A                                              GROUP B
                       -------                                              -------
Global Health HLS Fund                                  Global Communications HLS Fund
Global Technology HLS Fund                              Global Financial Services HLS Fund
Capital Appreciation HLS Fund                           Focus HLS Fund
Dividend and Growth HLS Fund                            Growth HLS Fund
Global Leaders HLS Fund                                 Value HLS Fund
Growth and Income HLS Fund                              MidCap Value HLS Fund
Index HLS Fund                                          International Capital Appreciation HLS Fund
International Opportunities HLS Fund                    International Small Company HLS Fund
MidCap HLS Fund                                         Focus Growth HLS Fund
Small Company HLS Fund
Stock HLS Fund
Advisers HLS Fund
Global Advisers HLS Fund
Bond HLS Fund
High Yield HLS Fund
Mortgage Securities HLS Fund
Money Market HLS Fund


         Each Group A Hartford HLS Fund may not:

          1.   Issue senior securities.

          2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act.

         Each Group B Hartford HLS Fund may not:

          1. Issue senior securities to the extent such issuance would violate applicable law.

          2. Borrow money, except (a) the Hartford HLS Fund may borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33.33% of its total assets (including the amount borrowed), (b) the Hartford HLS Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Hartford HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Hartford HLS Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Hartford HLS Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

          Each Hartford HLS Fund may not:

          3. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). This restriction does not apply to the Global Health HLS Fund, Global Technology HLS Fund, Global Communications HLS Fund or Global Financial Services HLS Fund. Nevertheless, the Global Health HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals, medical products, and health services. Likewise, the Global Technology HLS Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: computers and computer equipment, software and computer services, electronics, and communications equipment.

          4. Make loans, except through (a) the purchase of debt obligations in accordance with the Hartford HLS Fund's investment objective and policies,
(b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of cash or securities as permitted by applicable law.

          5. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Hartford HLS Fund may be deemed to be an underwriting.

          6.   Purchase or sell real estate, except that a Hartford HLS Fund may
(a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein, (E.G., real estate investment trusts) (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Hartford HLS Fund as a result of the ownership of securities and (f) invest in real estate limited partnerships.

          7. Invest in commodities or commodity contracts, except that the Hartford HLS Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

          8. With respect to 75% of a Hartford HLS Fund's total assets, except the Global Health HLS Fund, Global Technology HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund and Focus HLS Fund, purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

               (a) such purchase would cause more than 5% of the Hartford HLS Fund's total assets taken at market value to be invested in the securities of such issuer; or

               (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Hartford HLS Fund.

B.        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

          The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

          Each Hartford HLS Fund may not:

          1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

          2. Purchase any securities on margin (except that a Hartford HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a Hartford HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

          3. Purchase securities while outstanding borrowings exceed 5% of the Hartford HLS Fund's total assets.

          4. Sell securities short or maintain a short position except for short sales against the box.

          5. Invest more than 20% of the value of its total assets in the securities of foreign issuers (30% for High Yield HLS Fund and Bond HLS Fund) and non-dollar securities (10% for High Yield HLS Fund and Bond HLS Fund). This policy does not apply to the Money Market HLS Fund or to Funds with the words GLOBAL or INTERNATIONAL in their name.

          6. Acquire any security that is not readily marketable if more than 15% of the net assets of the Hartford HLS Fund (10% for the Money Market HLS
Fund) taken at market value, would be invested in such securities.

          7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

C.        NON-FUNDAMENTAL TAX RESTRICTIONS OF THE HARTFORD HLS FUNDS

          Each Hartford HLS Fund must:

          1. Maintain its assets so that, at the close of each quarter of its taxable year,

               (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Hartford HLS Fund's total assets and 10 percent of the outstanding voting securities of such issuer, and

               (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Hartford HLS Fund and engaged in the same, similar, or related trades or businesses.

          2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

               (a) no more than 55% of the value of the assets in the Hartford HLS Fund is represented by any one investment,

               (b) no more than 70% of the value of the assets in the Hartford HLS Fund is represented by any two investments,

               (c) no more than 80% of the value of the assets in the Hartford HLS Fund is represented by any three investments, and

               (d) no more than 90% of the value of the total assets of the Hartford HLS Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.        MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

          The investment objective and principal investment strategies for each Hartford HLS Fund are discussed in the Hartford HLS Fund's prospectus. A further description of certain investment strategies of each Hartford HLS

Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time of investment.

          Certain descriptions in each prospectus and this SAI of a particular investment practice or technique in which the Hartford HLS Funds may engage or a financial instrument which the Hartford HLS Funds may purchase are meant to describe the spectrum of investments that a Hartford HLS Fund's subadviser, in its discretion, might, but is not required to, use in managing a Hartford HLS Fund's portfolio assets in accordance with the Hartford HLS Fund's investment objective, policies, and restrictions. The subadviser, in its discretion, may employ such practice, technique, or instrument for one or more Hartford HLS Funds, but not necessarily for all Hartford HLS Funds for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

          MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to the Money Market HLS Fund, which may hold cash and invest in money market instruments at any time, all other Hartford HLS Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by HIMCO or Wellington Management, subject to the overall supervision of HL Advisors. The Hartford HLS Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.

          Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

          REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Hartford HLS Fund to the seller. The resale price by the Hartford HLS Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

          Each Hartford HLS Fund is permitted to enter into fully collateralized repurchase agreements. Each Hartford HLS Fund's board of directors has delegated to HIMCO or Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Hartford HLS Funds will engage in repurchase agreements.

          HIMCO or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Hartford HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

          REVERSE REPURCHASE AGREEMENTS Certain Hartford HLS Funds may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Hartford HLS Fund of portfolio assets concurrently with an agreement by a Hartford HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Hartford HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Hartford HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Hartford HLS Fund and, therefore, increases the possibility of fluctuation in a Hartford HLS Fund's net asset value.

          DEBT SECURITIES Each Hartford HLS Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3)

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asset-backed securities (Global Health HLS Fund, Global Technology HLS Fund,
International Opportunities HLS Fund, Global Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund only); (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's") (International Opportunities HLS Fund, Global Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Mortgage Securities HLS Fund only); and (5) securities issued or guaranteed as to principal or interest by a foreign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

          INVESTMENT GRADE DEBT SECURITIES The Money Market HLS Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other Hartford HLS Funds is permitted to invest in debt securities rated within the four highest rating categories (E.G., "Aaa", "Aa", "A" or "Baa" by Moody's or "AAA", "AA", "A" or "BBB" by S&P) (or, if unrated, securities of comparable quality as determined by HIMCO or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If a Hartford HLS Fund is authorized to invest in a certain rating category, the Hartford HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by HIMCO or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

          HIGH YIELD-HIGH RISK SECURITIES Certain of the Hartford HLS Funds are permitted to invest up to 5%, and the Global Advisers HLS Fund is permitted to invest up to 15%, of its total assets in securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. The Bond HLS Fund is permitted to invest up to 20% of its assets in securities rated in the highest level below investment grade (E.G., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by HIMCO. Although the High Yield HLS Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of its total assets will be invested in securities rated below "B3" by Moody's or "B-" by S&P, or if unrated, determined to be of comparable quality by HIMCO.

          Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3," "Ba2" and "Ba1." Likewise the S&P rating category of "BB" includes "BB+," "BB" and "BB-." If a Hartford HLS Fund is authorized to invest in a certain rating category, the Hartford HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by a Hartford HLS Fund with a commensurate effect on the value of a Hartford HLS Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

          MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the International Opportunities HLS Fund, Global Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Mortgage Securities HLS Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to

                                       7
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investors (such as the Hartford HLS Funds) by various governmental, government-related and private organizations. These Hartford HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

          The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Hartford HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Hartford HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Hartford HLS Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

          The mortgage securities in which a Hartford HLS Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (E.G., a Hartford HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

          ASSET-BACKED SECURITIES Certain Hartford HLS Funds may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These Hartford HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

          EQUITY SECURITIES Each Hartford HLS Fund except the Bond HLS Fund and High Yield HLS Fund as described below and except the Mortgage Securities HLS Fund and Money Market HLS Fund may invest all or a portion of their assets in equity securities (which include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common or preferred stock). In addition, these Hartford HLS Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Bond HLS Fund and High Yield HLS Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Bond HLS Fund and High Yield HLS Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

          SMALL CAPITALIZATION SECURITIES All Hartford HLS Funds except the Mortgage Securities HLS Fund and Money Market HLS Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

          FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

          Many of the Hartford HLS Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR WILL fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, HIMCO or Wellington Management will evaluate the economic and political climate and THE principal securities markets of the country in which an issuer is located.

          Hartford HLS Funds that are permitted to invest in securities of foreign issuers and non-dollar securities may invest in debt exchangeable for common stock, equity-linked notes ("ELNs") and similar equity-linked securities (e.g. zero-strike warrants) which are derivative securities typically issued by a financial institution or special purpose entity, the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. ELNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, ELNs are subject to counterparty risk, which is the risk that the company issuing an ELN may fail to pay the full amount due at maturity or redemption. A Hartford HLS Fund may also have difficulty disposing of ELNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

          The Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Growth and Income HLS Fund, Small Company HLS Fund, MidCap HLS Fund, Stock HLS Fund, Advisers HLS Fund, Growth HLS Fund, Focus HLS Fund, Focus Growth HLS Fund, Value HLS Fund, and MidCap Value HLS Fund are permitted to invest up to 20% of their total assets in the securities of foreign issuers and non-dollar securities. The Global Health HLS Fund, Global Technology HLS Fund Global Communications HLS Fund, Global Financial Services HLS Fund, Global Leaders HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, International Opportunities HLS Fund, and Global Advisers HLS Fund may invest all of their assets in the securities of foreign issuers and non-dollar securities.

          The Money Market HLS Fund may invest up to 25% of its total assets (provided such assets are U.S. dollar denominated) and the High Yield HLS Fund and Bond HLS Fund are permitted to invest up to 30% of their total assets in the securities of foreign issuers. Each of the High Yield HLS Fund and Bond HLS Fund may also invest up to 10% of their total assets in non-dollar securities.

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          The Global Leaders HLS Fund invests in at least five countries, one of which may be the United States; however, the fund has no limit on the amount of assets that must be invested in each country. The Global Communications HLS
Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund each invest in at least three countries, one of which may be the United States; however, the funds have no limit on the amount of assets that must be invested in each country. Under normal circumstances, the International Capital Appreciation HLS Fund invests in at least five countries; the International Small Company HLS Fund invests in at least ten; Global Advisers
HLS Fund invests in at least three countries, one of which may be the United States.

          Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

          Investing in foreign government debt securities exposes a Hartford HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the government authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Hartford HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a WHOLE, and its government's policy towards the IMF, the World Bank and other international agencies.

          From time to time, certain of the Hartford HLS Funds may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

          CURRENCY TRANSACTIONS Each Hartford HLS Fund, except the Index HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund, may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

          Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at THE time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements" below.

          The use of currency transactions to protect the value of a Hartford HLS Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Hartford HLS

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Fund's underlying securities. Further, the Hartford HLS Funds may enter into currency transactions only with counterparties that HIMCO or Wellington Management deems to be creditworthy.

          The Hartford HLS Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

          OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Hartford HLS Funds, for cash flow management, and, to a lesser extent, to enhance returns, each Hartford HLS Fund, except the Money Market HLS Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. A Hartford HLS Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

          A Hartford HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Hartford HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

          The Hartford HLS Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the particular Hartford HLS Fund holds in its portfolio or that it intends to purchase. For example, if a Hartford HLS Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Hartford HLS Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the Hartford HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

          Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. A Hartford HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates.

          A Hartford HLS Fund may only write covered options. See "Asset Coverage" below.

          To hedge against fluctuations in currency exchange rates, a Hartford HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Hartford HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Hartford HLS Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Hartford HLS Fund and resulting transaction costs. When the Hartford HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Hartford HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Hartford HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security position.

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          The Hartford HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kind of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. Trading in these contracts has not yet commenced and the volume, breadth, efficiency and other attributes of this market cannot be predicted. A Hartford HLS Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

          The Hartford HLS Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Hartford HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. A Hartford HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. A Hartford HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with a Hartford HLS Fund's investment objectives and policies.

          Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

          To the extent that a Hartford HLS Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Hartford HLS Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Hartford HLS Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.

          Although any one Hartford HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Hartford HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Hartford HLS Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Hartford HLS Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that a Hartford HLS Fund would have been in a better position had it not used such a strategy.

          SWAP AGREEMENTS Each Hartford HLS Fund, except the Index HLS Fund and Money Market HLS Fund, may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties

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might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

          In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

          Swap agreements will tend to shift a Hartford HLS Fund's investment exposure from one type of investment to another. For example, if a Hartford HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Hartford HLS Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Hartford HLS Fund's investments and its share price and yield.

          The Hartford HLS Funds will usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of a Hartford HLS Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If a Hartford HLS Fund enters into a swap on other than a net basis, the Hartford HLS Fund will designate the full amount of the Hartford HLS Fund's obligations under each such swap. The Hartford HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, a Hartford HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Hartford HLS Fund's rights as a creditor.

          The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Hartford HLS Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO or Wellington Management, as applicable, believes are advantageous to such Hartford HLS Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Hartford HLS Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

          The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Hartford HLS Fund's portfolio securities and depends on HIMCO's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Hartford HLS Funds believe that use of the hedging and risk management techniques described above will benefit the Hartford HLS Funds, if HIMCO's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, a Hartford HLS Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Hartford HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Hartford HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

          ILLIQUID SECURITIES AND OTHER INVESTMENTS Each Hartford HLS Fund is permitted to invest in illiquid securities or other investments. A Hartford HLS Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for the Money Market HLS Fund) would consist of such securities or other investments. "Illiquid" securities or investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Hartford HLS Fund's net asset value. A Hartford HLS Fund may not be able to sell illiquid securities or other investments when HIMCO or Wellington Management considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value due to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on net asset value. Each Hartford HLS Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the board of directors.

          Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

          WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Hartford HLS Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Hartford HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Hartford HLS Funds may sell the securities before the settlement date if HIMCO or Wellington Management deems it advisable. At the time a Hartford HLS Fund makes the commitment to purchase securities on a when-issued basis, the Hartford HLS Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Hartford HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

          DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, certain Hartford HLS Funds may enter into "dollar rolls" in which a Hartford HLS Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Hartford HLS Fund gives up the right to receive principal and interest paid on the securities sold. However, the Hartford HLS Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Hartford HLS Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of HIMCO or Wellington, as appropriate, to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by a Hartford HLS Fund while remaining substantially fully invested increases the amount of the Hartford HLS Fund's assets that are subject to market risk to an amount that is greater than the Hartford HLS Fund's net asset value, which could result in increased volatility of the price of the Hartford HLS Fund's shares.

          OTHER INVESTMENT COMPANIES Each Hartford HLS Fund, except the Index HLS Fund, is permitted to invest in other investment companies. The investment companies in which a Hartford HLS Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the Hartford HLS Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a Hartford HLS Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Hartford HLS Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Hartford HLS Fund, or (3) more than 5% of the Hartford HLS Fund's assets would be invested in any one such investment company.

          REITS Certain Hartford HLS Funds may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Hartford HLS Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, a Hartford HLS Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Hartford HLS Fund.

          Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

          LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies" above, each of the Hartford HLS Funds may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the respective Hartford HLS Fund. While the securities are on loan the borrower will pay the Hartford HLS Fund any income accruing thereon.

          Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Hartford HLS Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by a Hartford HLS Fund is not more than 33.33% of the Hartford HLS Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

          ASSET COVERAGE To the extent required by SEC guidelines, a Hartford HLS Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Hartford HLS Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Hartford HLS Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

          BORROWING Each Hartford HLS Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The Hartford HLS Funds do not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of a Hartford HLS Fund and will not be available for investment.

          PORTFOLIO TURNOVER The portfolio turnover rate for Global Advisers HLS Fund was significantly higher in fiscal year 2001 than in fiscal year 2000 primarily because of market volatility and more active management approaches. The portfolio turnover rate for Mortgage Securities HLS Fund was significantly lower in fiscal year 2001 than in fiscal year 2000 primarily because of decreased use of mortgage dollar rolls.

                          HARTFORD HLS FUND MANAGEMENT

          The Hartford HLS Funds have boards of directors that elect officers who are responsible for the day-to-day operations of the Hartford HLS Funds and that execute policies formulated by the directors.

          MANAGEMENT OF THE HARTFORD HLS FUNDS The following tables set forth information about the directors and officers of the Hartford HLS Funds; the first table relates to those directors who are deemed not to be "interested persons" of the Hartford HLS Funds, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Hartford HLS Funds' "interested" directors and its officers.

NON-INTERESTED DIRECTORS


----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN      Director     Since 1995  Ms. Coleman has served as            48       Ms. Coleman is a
(age 69)                                             President of Saint Joseph                     Director of
27 Buckingham Lane                                   College since 1991 and                        LeMoyne College,
West Hartford, CT 06117                              President of Cashel House,                    St. Francis
                                                     Ltd. (retail) since 1985.                     Hospital and
                                                                                                   Connecticut
                                                                                                   Higher Education
                                                                                                   Student Loan
                                                                                                   Administration.

DUANE E. HILL               Director     Since 2001  Mr. Hill is Partner Emeritus         48                N/A
(age 56)                                             and a founding partner of TSG
177 Broad Street, 12th                               Capital Group, a private
Floor                                                equity investment firm that
Stamford, CT 06901                                   serves as sponsor and lead
                                                     investor in leveraged buyouts
                                                     of middle market companies.
                                                     Mr. Hill is also a Partner of
                                                     TSG Ventures L.P., a private
                                                     equity investment company that
                                                     invests primarily in
                                                     minority-owned small
                                                     businesses.  Mr. Hill
                                                     currently serves as Chairman
                                                     of the City of Stamford, CT
                                                     Planning Board and a director
                                                     of the Stamford Cultural
                                                     Development Corporation.

NON-INTERESTED DIRECTORS

----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
WILLIAM ATCHISON O'NEILL    Director     Since 1992  The Honorable William A.             48                N/A
(age 71)                                             O'Neill served as Governor of
Box 360                                              the State of Connecticut from
East Hampton, CT 06424                               1980 until 1991. He is
                                                     presently retired.

MILLARD HANDLEY PRYOR,      Director     Since 1977  Mr. Pryor has served as              48       Mr. Pryor is a
JR.                                                  Managing Director of Pryor &                  Director of Pryor &
(age 68)                                             Clark Company (real estate                    Clark Company,
695 Bloomfield Avenue                                investment), Hartford,                        Corcap, Inc.
Bloomfield, CT 06002                                 Connecticut, since June,                      (inactive
                                                     1992.                                         corporation),
                                                                                                   Hoosier Magnetics,
                                                                                                   Inc. (manufacturer
                                                                                                   of magnetic ferrite
                                                                                                   materials), Infodata
                                                                                                   Systems, Inc.
                                                                                                   (software company)
                                                                                                   and CompuDyne
                                                                                                   Corporation
                                                                                                   (security products
                                                                                                   and services).

JOHN KELLEY SPRINGER        Director     Since 1978  Mr. Springer recently served         48       Mr. Springer is a
(age 70)                                             as Chairman of MedSpan, Inc.                  Director of Hartford
225 Asylum Avenue                                    (health maintenance                           Hospital, and CHS
Hartford, CT 06103                                   organization).  He retired                    Insurance Ltd.
                                                     from MedSpan, Inc. in March
                                                     2002.


*Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS


----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**         Director     Since 1996  Mr. Smith served as Vice          48       Mr. Smith is a
(age 62)                       and                      Chairman of Hartford                       Director of
P.O. Box 2999                  Chairman                 Financial Services Group,                  Connecticut
Hartford, CT 06104-2999                                 Inc. from  February 1997 to                Children's Medical
                                                        January 2002, as President                 Center, American
                                                        and Chief Executive Officer                Counsel of Life
                                                        of Hartford Life, Inc. from                Insurance, and
                                                        February 1997 to January                   Insurance
                                                        2002, and as President and                 Marketplace
                                                        Chief Operating Officer of                 Standards
                                                        The Hartford Life Insurance                Association.
                                                        Companies from January 1989
                                                        to January 2002.

DAVID M. ZNAMIEROWSKI**        President    Since 1999  Mr. Znamierowski currently        72                N/A
(age 41)                       and                      serves as President of
55 Farmington Avenue           Director                 Hartford Investment
Hartford, CT  06105                                     Management Company
                                                        ("HIMCO") and Senior Vice
                                                        President, Chief Investment
                                                        Officer and Director of
                                                        Investment Strategy for
                                                        Hartford Life, Inc. Mr.
                                                        Znamierowski is also a
                                                        Managing Member and Senior
                                                        Vice President of Hartford
                                                        Investment Financial
                                                        Services, LLC ("HIFSCO")
                                                        and HL Investment Advisors,
                                                        LLC ("HL Advisors").

----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE               Vice         Since 2000  Mr. Joyce currently serves        N/A               N/A
(age 42)                       President                as Senior Vice President
P. O. Box 2999                                          and director of investment
Hartford, CT 06104-2999                                 products management for
                                                        Hartford Life Insurance
                                                        Company. Previously he
                                                        served as Vice President
                                                        (1997-1999) and Assistant
                                                        Vice President (1994-1997)
                                                        of Hartford Life Insurance
                                                        Company.

DAVID N. LEVENSON              Vice         Since 2000  Mr. Levenson serves as            N/A               N/A
(age 35)                       President                Senior Vice President of
P.O. Box 2999                                           Hartford Life Insurance
Hartford, CT 06104-2999                                 Company and is responsible
                                                        for the Company's mutual
                                                        funds line of business and
                                                        its corporate retirement
                                                        plans line of business. Mr.
                                                        Levenson joined The
                                                        Hartford in 1995. Mr.
                                                        Levenson is also a senior
                                                        vice president of HIFSCO.

THOMAS MICHAEL MARRA           Vice         Since 1996  Mr. Marra is President and        N/A      Mr. Marra is a
(age 43)                       President                Chief Operating Officer of                 member of the board
P.O. Box 2999                                           Hartford Life, Inc. He is                  of directors of The
Hartford, CT 06104-2999                                 also a member of the board                 Hartford Financial
                                                        of directors and a member                  Services Group, Inc.
                                                        of the Office of the
                                                        Chairman for The Hartford
                                                        Financial Services Group,
                                                        Inc., the parent company of
                                                        Hartford Life.  Named
                                                        President of Hartford Life
                                                        in 2001 and COO in 2000,
                                                        Mr. Marra served as
                                                        Executive Vice President
                                                        and Director of Hartford
                                                        Life's Investment Products
                                                        Division from 1998 to
                                                        2000.

----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
                                                        He was head of the
                                                        company's Individual Life
                                                        and Annuities Division from
                                                        1994 to 1998 after being
                                                        promoted to Senior Vice
                                                        President in 1994 and to
                                                        Executive Vice President in
                                                        1996. From 1990 to 1994,
                                                        Mr. Marra was Vice
                                                        President and Director of
                                                        Individual Annuities. Mr.
                                                        Marra is also a Managing
                                                        Member and Executive Vice
                                                        President of HIFSCO and HL
                                                        Advisors.

JOHN C. WALTERS                Vice         Since 2000  Mr. Walters serves as             N/A               N/A
(age 39)                       President                Executive Vice President
P.O. Box 2999                                           and Director of the
Hartford, CT 06104-2999                                 Investment Products
                                                        Division of Hartford Life
                                                        Insurance Company.
                                                        Previously Mr. Walters was
                                                        with First Union
                                                        Securities. Mr. Walters is
                                                        also a Managing Member and
                                                        Executive Vice President of
                                                        HIFSCO and HL Advisors.

GEORGE RICHARD JAY             Vice         Since 1996  Mr. Jay has served as             N/A               N/A
(age 49)                       President,               Secretary and Director,
P.O. Box 2999                  Controller               Life and Equity Accounting
Hartford, CT 06104-2999        and                      and Financial Control, of
                               Treasurer                Hartford Life Insurance
                                                        Company since 1987.

----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER
                                                                                          OF
                             POSITION     TERM OF                                     PORTFOLIOS
      NAME, AGE AND            HELD       OFFICE*                                       IN FUND
         ADDRESS             WITH THE       AND                                         COMPLEX          OTHER
                             HARTFORD      LENGTH        PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
                                HLS       OF TIME          DURING PAST 5 YEARS            BY        HELD BY DIRECTOR
                               FUNDS       SERVED                                      DIRECTOR
----------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR                  Vice         Since 1996  Mr. Carr has served as            N/A               N/A
(age 47)                       President                Assistant General Counsel
55 Farmington Avenue           and                      since 1999, Counsel since
Hartford, CT 06105             Secretary                November 1996 and Associate
                                                        Counsel since November
                                                        1995, of The Hartford
                                                        Financial Services Group,
                                                        Inc. Mr. Carr is also
                                                        Counsel and Assistant
                                                        Secretary of HL Advisors
                                                        and HIFSCO and Assistant
                                                        Secretary of HIMCO.

DEIRDRE MCGUIRE                Vice         Since 2001  Ms. McGuire has served as a       N/A               N/A
(age 41)                       President                Portfolio Manager for
55 Farmington Avenue                                    Hartford Life Insurance
Hartford, CT 06105                                      Company and its affiliates
                                                        since 1992. Ms. McGuire
                                                        joined the company in 1983.
                                                        Ms. McGuire is an associate
                                                        in the Society of Actuaries
                                                        and a Chartered Financial
                                                        Analyst.

CHRISTOPHER JAMES COSTA        Assistant    Since 1997  Mr. Costa has served as the       N/A               N/A
(age 37)                       Secretary                Tax Manager of The
P.O. Box 2999                                           Hartford-Sponsored Mutual
Hartford, CT 06104-2999                                 Funds since July 1996.
                                                        Formerly he served as
                                                        the Tax Manager and
                                                        Assistant Treasurer of
                                                        The Phoenix Mutual Funds
                                                        from June 1994 to June
                                                        1996 and as a Tax
                                                        Consultant with Arthur
                                                        Andersen LLP from
                                                        September 1990 to June
                                                        1994.


* Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** "Interested person," as defined in the 1940 Act because of the person's affiliation with, or equity ownership of, HL Advisors, HIMCO, or affiliated companies. Mr. Znamierowski serves as a Managing Member and Senior Vice President of HL Advisors, the investment adviser to the Hartford HLS Funds, and is Senior Vice President, Chief

     Investment Officer and Director of Investment Strategy for Hartford Life, an affiliate of HL Advisors. Mr. Smith was Vice Chairman of Hartford Financial Services Group, Inc. until January 2002, and he owns a substantial amount of shares of Hartford Financial Services Group, Inc.

STANDING COMMITTEES

          Each board of directors has established an Audit Committee and a Nominating Committee. Each Committee is made up of those directors who are not "interested persons" of the Hartford HLS Funds. The Audit Committee (i) oversees the Hartford HLS Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the Hartford HLS Funds' financial statements and the independent audit thereof, and
(iii) acts as a liaison between the Hartford HLS Funds' independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the corporation in question, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee each met two times during the fiscal year ended December 31, 2001.

          All non-interested directors of the Hartford HLS Funds are also non-interested directors of one other registered investment company in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser. All other directors and officers of the Hartford HLS Funds, except Lowndes Smith, Deirdre McGuire and Christopher Costa, are also officers and directors of three other registered investment companies in the fund complex. Lowndes Smith, as a director, and Deirdre McGuire and Christopher Costa, as officers, serve in these same capacities with one other registered investment company in the fund complex.

          The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2001 (i) in each Hartford HLS Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.


                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
NAME OF DIRECTOR                         DOLLAR RANGE OF EQUITY SECURITIES IN     DIRECTOR IN FAMILY OF INVESTMENT
                                                       THE FUND                               COMPANIES
Lowndes Andrew Smith                     $1-$10,000 - Capital Appreciation                  Over $100,000
                                         HLS Fund, Stock HLS Fund, Mortgage
                                         Securities HLS Fund

                                         $10,001-$50,000 - Advisers HLS Fund

                                         Over $100,000 - Money Market HLS Fund

John Kelley Springer                     $1-$10,000 - Capital Appreciation                  Over $100,000
                                         HLS Fund

                                         $10,001-$50,000 - Dividend and
                                         Growth HLS Fund

                                         Over $100,000  - Stock HLS Fund

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
NAME OF DIRECTOR                         DOLLAR RANGE OF EQUITY SECURITIES IN     DIRECTOR IN FAMILY OF INVESTMENT
                                                       THE FUND                               COMPANIES
David M. Znamierowski                    None                                               None

Winifred Ellen Coleman                   None                                               None

Duane E. Hill                            None                                               None

William Atchison O'Neil                  None                                               None

Millard Handley Prior                    None                                               None


          At a meeting of the board of directors of the Hartford HLS Funds on July 24, 2001, the board of directors unanimously approved the renewal of the existing investment management agreements, investment sub-advisory agreements and investment services agreements with respect to the Hartford HLS Funds. In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the quality of the services provided to the Hartford HLS Funds by HL Advisors, Wellington Management and HIMCO, including the performance of each relative to an appropriate benchmark as well as compared to the Hartford HLS Fund's appropriate peer group. The board also reviewed the investment management fees paid to HL Advisors, and by HL Advisors to Wellington Management and HIMCO. In this connection, the board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The board considered fee breakpoints for Hartford HLS Funds that gradually decrease as assets increase. The board considered other benefits to HL Advisors or its affiliates from the investment management agreement with the Hartford HLS Funds. Specifically, the board reviewed information noting that Hartford Life receives fees for certain services provided to the Hartford HLS Funds. In addition, it was noted that Hartford Life and its affiliates may benefit from directed brokerage programs which are intended to recognize sales of fund shares made by various broker dealers. Such programs help to increase asset levels in the Hartford HLS Funds which can increase revenue paid to HL Advisors and its affiliates. Finally, the board reviewed information regarding the costs of providing advisory services to the Hartford HLS Funds, and the resulting profits. Based upon its review, the board concluded that it is in the interest of the Hartford HLS Funds and their shareholders for the board to renew the existing investment management agreement, investment sub-advisory agreement and investment services agreement with respect to each Hartford HLS fund, as applicable.

          In arriving at their decision to approve the renewal of each of the agreements, the board of directors of the Hartford HLS Funds did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

          COMPENSATION OF OFFICERS AND DIRECTORS The Hartford HLS Funds pay no salaries or compensation to any officer or director who is employed by The Hartford. The chart below sets forth the fees paid by the Hartford HLS Funds to the non-interested directors for the 2001 fiscal year and certain other information:

                                                            PENSION OR                             TOTAL COMPENSATION
                                       AGGREGATE        RETIREMENT BENEFITS                        FROM THE HARTFORD
                                   COMPENSATION FROM    ACCRUED AS PART OF      ESTIMATED ANNUAL   HLS FUNDS AND FUND
                                   THE HARTFORD HLS      HARTFORD HLS FUND       BENEFITS UPON      COMPLEX PAID TO
    NAME OF PERSON, POSITION             FUNDS               EXPENSES              RETIREMENT          DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------
Robert J. Clark, Director**            $14,800                 $0                    $0                $18,500
Winifred E. Coleman, Director          $59,200                 $0                    $0                $74,000
Duane E. Hill, Director                $10,400                 $0                    $0                $13,000
William A. O'Neill, Director           $59,200                 $0                    $0                $74,000
Millard H. Pryor, Director             $59,200                 $0                    $0                $74,000
John K. Springer, Director             $59,200                 $0                    $0                $74,000


* As of December 31, 2001, 14 registered investment companies in the fund complex paid compensation to the directors.

**   Deceased.

          As of March 31, 2002, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each Hartford HLS Fund.

          Each Hartford HLS Fund's corporate documents provide that the Hartford HLS Fund to the fullest extent permitted by Maryland law and the federal securities laws shall indemnify its officers and directors. Neither the Charter nor the Bylaws of any Hartford HLS Fund authorizes a Hartford HLS Fund to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

          Each Hartford HLS Fund has entered into an investment management agreement with HL Investment Advisors, LLC ("HL Advisors"). Each such agreement provides that HL Advisors, subject to the supervision and approval of the applicable Hartford HLS Fund's board of directors, is responsible for the management of the Hartford HLS Fund. HL Advisors is responsible for investment management supervision of all Hartford HLS Funds. The investment management agreements do not require HL Advisors to bear the costs of the Hartford HLS Funds' transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the Hartford HLS Funds including personnel, services, equipment and facilities and office space for proper operation of the Hartford HLS Funds. Each Hartford HLS Fund pays a separate fee to Hartford Life for administrative services as discussed below under "Hartford HLS Fund Administration." Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the Hartford HLS Funds, each Hartford HLS Fund pays for these services directly.

          HL Advisors has entered into an investment services agreement with HIMCO for services related to the day-to-day investment and reinvestment of the assets of the Index HLS Fund, Mortgage Securities HLS Fund, Bond HLS Fund, High Yield HLS Fund and Money Market HLS Fund. With respect to the remaining Hartford HLS Funds, HL Advisors has entered into an investment sub-advisory agreement with Wellington Management Company. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the board of directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Hartford HLS Funds and furnishing each such Hartford HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each Hartford HLS Fund.

          The Hartford HLS Funds pay a monthly investment management fee to HL Advisors and an administration fee to Hartford Life (these investment management and administration fees are aggregated for the purposes of presentation in the table below). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the respective Hartford HLS Fund's average daily net asset value as follows:

INDEX HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                              0.400%

MONEY MARKET HLS FUND AND MORTGAGE SECURITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                              0.450%

BOND HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.525%
Next $250,000,000                       0.500%
Next $500,000,000                       0.475%
Amount Over $1 Billion                  0.450%

ADVISERS HLS FUND, CAPITAL APPRECIATION HLS FUND, DIVIDEND AND GROWTH HLS FUND, GLOBAL LEADERS HLS FUND, GROWTH AND INCOME HLS FUND, HIGH YIELD HLS FUND, GLOBAL ADVISERS HLS FUND, SMALL COMPANY HLS FUND, MIDCAP HLS FUND AND INTERNATIONAL OPPORTUNITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.775%
Next $250,000,000                       0.725%
Next $500,000,000                       0.675%
Amount Over $1 Billion                  0.625%

VALUE HLS FUND, MIDCAP VALUE HLS FUND AND GROWTH HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.825%
Next $250,000,000                       0.775%
Next $500,000,000                       0.725%
Amount Over $1 Billion                  0.675%

GLOBAL HEALTH HLS FUND, GLOBAL TECHNOLOGY HLS FUND, GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND, INTERNATIONAL SMALL COMPANY HLS FUND, FOCUS HLS FUND AND FOCUS GROWTH HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.850%
Next $250,000,000                       0.800%
Amount Over $500,000,000                0.750%

          HL Advisors, not any Hartford HLS Fund, pays the subadvisory fees of Wellington Management. HL Advisors pays HIMCO the direct and indirect costs incurred in managing the HIMCO-advised Hartford HLS Funds. The sub-advisory fee rates are as follows:

INDEX HLS FUND, MONEY MARKET HLS FUND, BOND HLS FUND, HIGH YIELD HLS FUND AND MORTGAGE SECURITIES HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
All Assets                             At Cost

ADVISERS HLS FUND, DIVIDEND AND GROWTH HLS FUND, GROWTH AND INCOME HLS FUND AND STOCK HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.325%
Next $100,000,000                       0.250%
Next $350,000,000                       0.200%
Amount Over $500,000,000                0.150%

VALUE HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.350%
Next $100,000,000                       0.275%
Next $350,000,000                       0.225%
Next $500,000,000                       0.200%
Amount Over $ 1 Billion                 0.175%

FOCUS HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Amount Over $150,000,000                0.250%

CAPITAL APPRECIATION HLS FUND, GLOBAL LEADERS HLS FUND, GLOBAL ADVISERS HLS FUND, SMALL COMPANY HLS FUND, MIDCAP HLS FUND, INTERNATIONAL OPPORTUNITIES HLS FUND, MIDCAP VALUE HLS FUND AND GROWTH HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Next $350,000,000                       0.250%
Amount Over $500,000,000                0.200%

INTERNATIONAL CAPITAL APPRECIATION HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.300%
Next $350,000,000                       0.250%
Amount Over $500,000,000                0.225%

GLOBAL COMMUNICATIONS HLS FUND, GLOBAL FINANCIAL SERVICES HLS FUND, GLOBAL HEALTH HLS FUND AND GLOBAL TECHNOLOGY HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $100,000,000                      0.450%

Next $400,000,000                       0.350%
Amount Over $500,000,000                0.300%

INTERNATIONAL SMALL COMPANY HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.400%
Next $100,000,000                       0.350%
Amount Over $150,000,000                0.275%

          For the last three fiscal years, each of the Hartford HLS Funds paid management fees to HL Advisors as follows:


HARTFORD HLS FUND NAME                            2001             2000            1999
-------------------------------------------   -------------   -------------   -------------
Advisers HLS Fund                             $  54,937,194   $  59,648,251   $  56,203,516
Bond HLS Fund                                 $   3,846,892   $   2,929,792   $   2,830,655
Capital Appreciation HLS Fund                 $  40,701,872   $  40,698,579   $  28,279,376
Dividend and Growth HLS Fund                  $  14,541,401   $  13,783,433   $  14,387,861
Focus Growth HLS Fund                                    --              --              --
Focus HLS Fund                                $      96,456              --              --
Global Advisers HLS Fund                      $   1,998,448   $   2,249,084   $   1,821,043
Global Communications HLS Fund                $      56,091              --              --
Global Financial Services HLS Fund            $      77,274              --              --
Global Health HLS Fund                        $   1,133,055   $     264,930              --
Global Leaders HLS Fund                       $   2,976,819   $   2,499,273   $     290,515*
Global Technology HLS Fund                    $     598,029   $     247,088              --
Growth and Income HLS Fund                    $   2,361,947   $   1,876,333   $     504,291
Growth HLS Fund                                          --              --              --
High Yield HLS Fund                           $     695,691   $     322,313   $    166,647**
Index HLS Fund                                $   4,272,314   $   5,149,099   $   4,356,861
International Capital Appreciation HLS Fund   $      30,698              --              --
International Opportunities HLS Fund          $   5,600,024   $   7,392,807   $   6,344,130
International Small Company HLS Fund          $      16,747              --              --
MidCap HLS Fund                               $   8,623,046   $   6,536,373   $   1,712,667
MidCap Value HLS Fund                         $     193,831              --              --
Money Market HLS Fund                         $   4,213,058   $   2,870,381   $   2,688,668
Mortgage Securities HLS Fund                  $     930,210   $     781,479   $     884,063
Small Company HLS Fund                        $   4,137,136   $   5,105,364   $   2,400,827
Stock HLS Fund                                $  21,947,309   $  23,920,310   $  20,925,628
Value HLS Fund                                $      91,932              --              --


*  Reflects waiver of $24,763.
** Reflects waiver of $40,569.

          For the last three fiscal years, HL Advisors paid the following sub-advisory fees to Wellington Management:


FUND NAME                                      GROSS FEES      FEE WAIVER        NET PAID
-------------                                 -------------   -------------   -------------

                                                                  2001
                                                              -------------
Advisers HLS Fund                             $  19,443,127              --   $  19,443,127
Capital Appreciation HLS Fund                 $  19,117,161              --   $  19,117,161
Dividend & Growth HLS Fund                    $   5,185,786              --   $   5,185,786
Focus HLS Fund                                $      44,740   $      23,296   $      21,444
Global Advisers HLS Fund                      $   1,016,939              --   $   1,016,939
Global Communications HLS Fund                $      42,682   $      42,682              --
Global Financial Services HLS Fund            $      46,609   $      46,609              --
Global Health HLS Fund                        $     728,802              --   $     728,802
Global Leaders HLS Fund                       $   1,469,381              --   $   1,469,381
Global Technology HLS Fund                    $     413,711              --   $     413,711
Growth and Income HLS Fund                    $     964,491              --   $     964,491
International Capital Appreciation HLS Fund   $      16,638   $       8,986   $       7,652
International Opportunities HLS Fund          $   2,602,760              --   $   2,602,760
International Small Company HLS Fund          $      10,152   $       7,001   $       3,151
MidCap HLS Fund                               $   4,021,243              --   $   4,021,243
MidCap Value HLS Fund                         $      97,055   $      23,481   $      73,574
Small Company HLS Fund                        $   1,958,460              --   $   1,958,460
Stock HLS Fund                                $  13,268,109              --   $  13,268,109
Value HLS Fund                                $      46,851   $      22,186   $      24,665


FUND NAME                                      GROSS FEES       FEE WAIVER       NET PAID
-------------                                 -------------   -------------   -------------

                                                                   2000
                                                              -------------
Advisers HLS Fund                             $  21,106,151              --   $  21,106,151
Capital Appreciation HLS Fund                 $  19,115,402              --   $  19,115,402
Dividend & Growth HLS Fund                    $   4,918,568              --   $   4,918,568
Focus HLS Fund                                           --              --              --
Global Advisers HLS Fund                      $   1,136,652              --   $   1,136,652
Global Communications HLS Fund                $         246   $         246              --
Global Financial Services HLS Fund            $         246   $         246              --
Global Health HLS Fund                        $     160,544   $      22,993   $     137,551
Global Leaders HLS Fund                       $   1,250,303              --   $   1,250,303
Global Technology HLS Fund                    $     147,672   $      15,971   $     131,701
Growth and Income HLS Fund                    $     780,601              --   $     780,601
International Capital Appreciation HLS Fund              --              --              --
International Opportunities HLS Fund          $   3,442,098              --   $   3,442,098
International Small Company HLS Fund                     --              --              --
MidCap HLS Fund                               $   3,048,264              --   $   3,048,264
MidCap Value HLS Fund                                    --              --              --
Small Company HLS Fund                        $   2,374,752              --   $   2,374,752
Stock HLS Fund                                $  14,452,468              --   $  14,452,468
Value HLS Fund                                           --              --              --


FUND NAME                                      GROSS FEES       FEE WAIVER       NET PAID
-------------                                 -------------   -------------   -------------

                                                                   1999
                                                              -------------
Advisers HLS Fund                             $  19,890,210              --   $  19,890,210
Capital Appreciation HLS Fund                 $  13,271,179              --   $  13,271,179
Dividend & Growth HLS Fund                    $   5,131,743              --   $   5,131,743
Focus HLS Fund                                           --              --              --
Global Advisers HLS Fund                      $     932,641              --   $     932,641
Global Communications HLS Fund                           --              --              --
Global Financial Services HLS Fund                       --              --              --
Global Health HLS Fund                                   --              --              --
Global Leaders HLS Fund                       $     172,636   $      33,085   $     139,551
Global Technology HLS Fund                               --              --              --
Growth and Income HLS Fund                    $     241,689   $      26,680   $     215,009
International Capital Appreciation HLS Fund              --              --              --
International Opportunities HLS Fund          $   2,948,710              --   $   2,948,710
International Small Company HLS Fund                     --              --              --
MidCap HLS Fund                               $     885,697              --   $     885,697
MidCap Value HLS Fund                                    --              --              --
Small Company HLS Fund                        $   1,203,247              --   $   1,203,247
Stock HLS Fund                                $  12,655,376              --   $  12,655,376
Value HLS Fund                                           --              --              --


          For the last three fiscal years, HL Advisors paid the following investment services fees to HIMCO:


HARTFORD HLS FUND NAME                      2001            2000            1999
----------------------                 -------------   -------------   -------------
Bond HLS Fund                          $     900,601   $     656,755   $     626,626
High Yield HLS Fund                    $      79,871   $      36,903   $      23,483
Index HLS Fund                         $   1,410,181   $   1,694,954   $   1,418,336
Money Market HLS Fund                  $   1,112,497   $     755,886   $     702,123
Mortgage Securities HLS Fund           $     245,558   $     205,794   $     230,567


          Pursuant to the investment management agreement, investment sub-advisory and investment services agreements, neither HL Advisors, HIMCO nor Wellington Management is liable to the Hartford HLS Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Hartford HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIMCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

          HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2001, HL Advisors had over $48.6 billion in assets under management. HIMCO is located at 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly owned subsidiary of The Hartford. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2001, HIMCO and its wholly owned subsidiary had approximately $75.4 billion in assets under management.

          Wellington Management Company, LLP, whose business address is, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2001, Wellington Management had investment management authority with respect to approximately $311 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

          The investment management agreements, investment subadvisory agreements and investment services agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the respective Hartford HLS Funds including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable Hartford HLS Fund's outstanding voting securities. The contract automatically terminates upon assignment as defined under the 1940 Act. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Hartford HLS Fund. The investment subadvisory agreements and investment services agreements may be terminated at any time without the payment of any penalty by the board of directors, by vote of a majority of the outstanding voting securities of the respective Hartford HLS Fund or by HL Advisors, upon 60 days' notice to HIMCO and Wellington Management, and by Wellington Management or HIMCO upon 90 days' written notice to HL Advisors (with respect to that Hartford HLS Fund only). The investment subadvisory agreement and investment services agreements terminate automatically upon the termination of the corresponding investment management agreement.

          HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the Hartford HLS Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Hartford HLS Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

          Each Hartford HLS Fund, HL Advisors, HIMCO and Wellington Management have each adopted a code of ethics designed to protect the interests of each Fund's shareholders. Under each Code of Ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Hartford HLS Fund, subject to a number of restrictions. Each Code of Ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

          The Hartford HLS Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors, HIMCO and Wellington Management, as applicable, are primarily responsible for the investment decisions of each Hartford HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each Hartford HLS Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO and Wellington Management generally seek reasonably competitive spreads or commissions, the Hartford HLS Funds will not necessarily pay the lowest possible spread or commission. Upon instructions from HL Advisors, Wellington Management may direct certain brokerage transactions to broker/dealers who also sell shares of funds in the fund complex. Upon instructions from HL Advisors, Wellington Management may also direct certain brokerage transactions to broker/dealers that pay for certain other services used by the funds.

          Although the rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company as a factor in selecting brokers to execute portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of funds in the fund complex.

          HIMCO and Wellington Management generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market HLS Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually are no brokerage commissions paid by the Money Market HLS Fund for such purchases or sales.

Broker-dealers who provide investment research to HIMCO or Wellington Management may receive orders for transactions from HIMCO or Wellington Management. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to Wellington Management or HIMCO, or their affiliates, in advising various of their clients (including the Hartford HLS Funds), although not all of these services are necessarily useful and of value in managing the Hartford HLS Funds. The management fee paid by by a Hartford HLS Fund is not reduced because Wellington Management or HIMCO, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), Wellington Management and HIMCO may cause a Hartford HLS Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to Wellington Management or HIMCO an amount in respect to securities transactions for the Hartford HLS Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

          Investment decisions for the Hartford HLS Funds are made independently from those of any other clients that are managed by HIMCO, Wellington Management or their affiliates. If, however, accounts managed by HIMCO or Wellington Management are simultaneously engaged in the purchase of the same security, then, as authorized by each Hartford HLS Fund's board of directors, available securities may be allocated to each Hartford HLS Fund or other client account and may be averaged as to price in whatever manner HIMCO or Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by each Hartford HLS Fund. In some cases, this system might adversely affect the price paid by a Hartford HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Hartford HLS Fund (for example, in the case of a small issue). Accounts managed by HIMCO or Wellington (or their affiliates) may hold securities held by a Hartford HLS Fund. Because of different investment objectives or other factors, a particular security may be bought by HIMCO or Wellington Management for one or more clients when one or more clients are selling the same security.

          For the last three fiscal years, the Hartford HLS Funds paid the following brokerage commissions:


FUND NAME                                           2001             2000             1999
-------------------------------------------   --------------   --------------   --------------
Advisers HLS Fund                             $    6,879,777   $    5,591,379   $    6,017,777
Bond HLS Fund                                            N/A              N/A              N/A
Capital Appreciation HLS Fund                 $   19,644,726   $   15,249,703   $    9,414,734

FUND NAME                                           2001             2000             1999
-------------------------------------------   --------------   --------------   --------------
Dividend and Growth HLS Fund                  $    5,046,396   $    4,145,091   $    3,991,949
Focus Growth HLS Fund                                     --               --               --
Focus HLS Fund                                $       91,087               --               --
Global Advisers HLS Fund                      $    1,788,850   $    1,225,622   $    1,079,028
Global Communications HLS Fund                $       21,691               --               --
Global Financial Services HLS Fund            $       43,332               --               --
Global Health HLS Fund                        $      327,059   $      130,957               --
Global Leaders HLS Fund                       $    4,850,980   $    3,697,328   $      406,575
Global Technology HLS Fund                    $      381,629   $       97,774               --
Growth and Income HLS Fund                    $      715,943   $      383,999   $      142,956
Growth HLS Fund                                           --               --               --
High Yield HLS Fund                                      N/A              N/A              N/A
Index HLS Fund                                $      176,469   $      147,865   $      168,000
International Capital Appreciation HLS Fund   $       42,120               --               --
International Opportunities HLS Fund          $    5,977,315   $    8,161,531   $    7,376,146
International Small Company HLS Fund          $       21,699               --               --
MidCap HLS Fund                               $    4,561,333   $    3,385,103   $      977,321
MidCap Value HLS Fund                         $      123,065               --               --
Money Market HLS Fund                                    N/A              N/A              N/A
Mortgage Securities HLS Fund                             N/A              N/A              N/A
Small Company HLS Fund                        $    4,078,289   $    2,282,267   $    1,012,220
Stock HLS Fund                                $    6,784,363   $    6,675,088   $    6,262,227
Value HLS Fund                                $       37,068               --               --


          In general, changes in the amount of brokerage commissions paid by a Hartford HLS Fund are due primarily to that Hartford HLS Fund's asset growth, cash flows and changes in portfolio turnover.

          The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of the transactions involved for the fiscal year ended December 31, 2001.


                                             COMMISSIONS PAID TO  TOTAL AMOUNT OF TRANSACTION TO
                                           FIRMS FOR EXECUTION AND    FIRMS FOR EXECUTION AND
HARTFORD HLS FUND NAME                        RESEARCH SERVICES         RESEARCH SERVICES
-------------------------------------------   -----------------         -----------------
Advisers HLS Fund                             $       1,155,464         $     877,104,004
Bond HLS Fund                                               N/A                       N/A
Capital Appreciation HLS Fund                 $         913,378         $     732,982,757
Dividend and Growth HLS Fund                  $         434,402         $     429,083,153
Focus Growth HLS Fund                                        --                        --
Focus HLS Fund                                $          16,064         $      13,205,393
Global Advisers HLS Fund                      $          95,289         $      54,260,801
Global Communications HLS Fund                $           3,950         $       3,073,322
Global Financial Services HLS Fund            $           1,119         $       1,935,904
Global Health HLS Fund                        $          22,122         $      21,510,189
Global Leaders HLS Fund                       $         246,683         $     146,031,849
Global Technology HLS Fund                    $          41,008         $      28,453,331
Growth and Income HLS Fund                    $          67,430         $     102,833,408
Growth HLS Fund                                              --                        --
High Yield HLS Fund                                         N/A                       N/A
Index HLS Fund                                              N/A                       N/A
International Capital Appreciation HLS Fund   $           3,713         $       1,813,846
International Opportunities HLS Fund          $         289,526         $     149,911,068

                                             COMMISSIONS PAID TO  TOTAL AMOUNT OF TRANSACTION TO
                                           FIRMS FOR EXECUTION AND    FIRMS FOR EXECUTION AND
HARTFORD HLS FUND NAME                        RESEARCH SERVICES         RESEARCH SERVICES
-------------------------------------------   -----------------         -----------------

International Small Company HLS Fund          $             112         $          45,718
MidCap HLS Fund                               $         204,390         $     108,420,684
MidCap Value HLS Fund                         $          22,599         $      24,498,974
Money Market HLS Fund                                       N/A                       N/A
Mortgage Securities HLS Fund                                N/A                       N/A
Small Company HLS Fund                        $         142,267         $      86,557,310
Stock HLS Fund                                $         685,375         $     611,554,517
Value HLS Fund                                $           6,610         $      10,598,952


                           HARTFORD HLS FUND EXPENSES

          Each Hartford HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each Hartford HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each Hartford HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each Hartford HLS Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to Hartford HLS Fund shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each Hartford HLS Fund's shareholders, expenses related to distribution activities as provided under a Hartford HLS Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Hartford HLS Funds' operations and interest.

                        HARTFORD HLS FUND ADMINISTRATION

          An Administrative Services Agreement between each Hartford HLS Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each Hartford HLS Fund. Under the terms of these Agreements, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the Hartford HLS Funds. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the Hartford HLS Funds, although the Hartford HLS Funds pay for these services directly. As compensation for the services to be performed by Hartford Life, each Hartford HLS Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee at the annual rate of .20% of the average daily net assets of the Hartford HLS Fund. In addition to the administrative services fee, Hartford Life is compensated for fund accounting services at a competitive market rate.

          For the last three fiscal years, each Hartford HLS Fund paid the following administrative fees to Hartford Life:


HARTFORD HLS FUND NAME                             2001           2000            1999
-------------------------------------------   -------------   -------------   -------------
Advisers HLS Fund                             $  25,442,165   $  27,656,837   $  26,036,945
Bond HLS Fund                                 $   2,728,479   $   1,995,157   $   1,922,419
Capital Appreciation HLS Fund                 $  18,743,192   $  18,740,088   $  12,896,177
Dividend and Growth HLS Fund                  $   6,432,382   $   6,073,393   $   6,358,994
Focus Growth HLS Fund                                    --              --              --
Focus HLS Fund                                $      29,679              --              --
Global Advisers HLS Fund                      $     713,825   $     809,040   $     646,111

HARTFORD HLS FUND NAME                             2001           2000            1999
-------------------------------------------   -------------   -------------   -------------
Global Communications HLS Fund                $      17,259              --              --
Global Financial Services HLS Fund            $      23,777              --              --
Global Health HLS Fund                        $     348,632   $      81,517              --
Global Leaders HLS Fund                       $   1,096,318   $     909,841   $     108,269
Global Technology HLS Fund                    $     184,009   $      76,027              --
Growth and Income HLS Fund                    $     852,300   $     667,783   $     174,191
Growth HLS Fund                                          --              --              --
High Yield HLS Fund                           $     241,980   $     112,109   $      71,775
Index HLS Fund                                $   4,272,314   $   5,149,099   $   4,356,861
International Capital Appreciation HLS Fund   $       9,445              --              --
International Opportunities HLS Fund          $   2,228,791   $   3,066,040   $   2,573,708
International Small Company HLS Fund          $       5,153              --              --
MidCap HLS Fund                               $   3,647,273   $   2,672,206   $     610,859
MidCap Value HLS Fund                         $      62,026              --              --
Money Market HLS Fund                         $   3,370,446   $   2,296,305   $   2,150,934
Mortgage Securities HLS Fund                  $     743,950   $     625,183   $     707,251
Small Company HLS Fund                        $   1,584,492   $   1,998,694   $     870,967
Stock HLS Fund                                $  17,208,809   $  18,785,259   $  16,390,499
Value HLS Fund                                $      29,418              --              --

                            DISTRIBUTION ARRANGEMENTS

          Each Hartford HLS Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans. Certain Hartford HLS Fund's shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

          Each Hartford HLS Fund has adopted separate distribution plans (the "Plans") for Class IB shares pursuant to appropriate resolutions of each Hartford HLS Fund's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

          Pursuant to the Plans, each Hartford HLS Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Hartford HLS Fund shares. The expenses of each Hartford HLS Fund pursuant to each Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each Hartford HLS Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

          Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each Hartford HLS Fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about the Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable

Contracts to the fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. These Plans are considered compensation type plans, which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.

          In accordance with the terms of the Plans, the distributor provides to each Hartford HLS Fund, for review by each Hartford HLS Fund's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.

          The Plans were adopted by a majority vote of the respective Hartford HLS Fund's board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors believes that there is a reasonable likelihood that the Plans will benefit the Class IB shareholders of each Hartford HLS Fund. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each Hartford HLS Fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of each Hartford HLS Fund affected thereby. A Plan will automatically terminate in the event of its assignment.

          For the last two fiscal years, the following 12b-1 fees were paid by the Class IB Shares of the Hartford HLS Funds in the years indicated:


HARTFORD HLS FUND NAME                             2001            2000
-------------------------------------------   -------------   -------------
Advisers HLS Fund                             $     692,823   $     333,832
Bond HLS Fund                                 $     152,618   $      38,668
Capital Appreciation HLS Fund                 $     459,993   $     120,031
Dividend and Growth HLS Fund                  $     158,012   $      37,668
Focus Growth HLS Fund                                    --              --
Focus HLS Fund                                $       4,844              --
Global Advisers HLS Fund                      $      15,718   $       3,453
Global Communications HLS Fund                $       1,875              --
Global Financial Services HLS Fund            $       3,118              --
Global Health HLS Fund                        $      39,376   $       4,142
Global Leaders HLS Fund                       $      71,172   $      16,261
Global Technology HLS Fund                    $      22,705   $       4,811
Growth and Income HLS Fund                    $      57,662   $       8,772
Growth HLS Fund                                          --              --
High Yield HLS Fund                           $      23,693   $       1,362
Index HLS Fund                                $      56,067   $      10,569
International Capital Appreciation HLS Fund   $       2,121              --
International Opportunities HLS Fund          $      43,458   $      19,853
International Small Company HLS Fund          $         547              --
MidCap HLS Fund                               $     168,184   $      27,656
MidCap Value HLS Fund                         $      10,988              --
Money Market HLS Fund                         $     182,033   $      30,074
Mortgage Securities HLS Fund                  $      20,882   $         585
Small Company HLS Fund                        $      84,054   $      47,276
Stock HLS Fund                                $     365,627   $     150,489

HARTFORD HLS FUND NAME                             2001            2000
-------------------------------------------   -------------   -------------
Value HLS Fund                                $       5,303              --

The entire amount of 12b-1 fees listed above were paid to dealers as compensation.

          The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds' shares and/or for the servicing of those shares. These payments may be made to supplement portfolio brokerage directed in recognition of the sale of fund shares.

                        PURCHASE AND REDEMPTION OF SHARES

          For information regarding the purchase or sale (redemption) of Hartford HLS Fund shares, see "Purchase and Redemption of Fund Shares" in the Hartford HLS Funds' prospectus.

                            SUSPENSION OF REDEMPTIONS

          Under unusual circumstances, a Hartford HLS Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. A Hartford HLS Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Hartford HLS Fund of securities owned by it is not reasonably practicable or (2) it is not reasonably practicable for a Hartford HLS Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

          The net asset value of the shares of each Hartford HLS Fund is determined by Hartford Life in the manner described in the Hartford HLS Funds' prospectus. The Hartford HLS Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by each Hartford HLS Fund other than the Money Market HLS Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in the Money Market HLS Fund are valued at amortized cost, which approximates market value. All other Hartford HLS Funds' debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

          Equity securities are valued at the last sale price reported on principal securities exchanges on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Hartford HLS Funds' board of directors.

          Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

          The amortized cost method of valuation permits the Money Market HLS Fund to maintain a stable $1.00 net asset value per share. The board of directors of Hartford Money Market HLS Fund, Inc. periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Hartford HLS Fund) redemption of shares in kind (I.E., portfolio securities). In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

             OWNERSHIP AND CAPITALIZATION OF THE HARTFORD HLS FUNDS

          CAPITAL STOCK The board of directors for each Hartford HLS Fund is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the Hartford HLS Funds into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares of the Hartford HLS Funds designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the Hartford HLS Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

          Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Hartford HLS Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of Contractholders and policy owners). As of March 31, 2002, Hartford Life (or its affiliates) was the shareholder of record of all (or in the case of the Stock HLS Fund at least 93%, and in the case of Advisers HLS Fund at least 97%) of the outstanding shares of each Hartford HLS Fund. An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates owned, as of March 31, 2002, shares of a number of Hartford HLS Funds and, in the case of Global Technology HLS Fund, 7.1% of the outstanding Class IA shares. Certain employee retirement plans of the State of California, as of March 31, 2002, owned an aggregate of 6.74% of Class IA shares of Stock HLS Fund.

          HL Advisors is the only shareholder of any of the Hartford HLS Funds (other than as described above) owning more than 5% of the outstanding shares of a Hartford HLS Fund. As of March 31, 2002, HL Advisors owned shares in the following Hartford HLS Funds:


                 FUND                                                      PERCENTAGE OF OWNERSHIP
                 ----                                                      -----------------------
                                                                            CLASS IA      CLASS IB
                                                                            --------      --------
Global Communications HLS Fund                                               63.73%        29.89%
Global Financial Services HLS Fund                                           48.97%        20.72%
Focus HLS Fund                                                                6.64%         2.34%
Value HLS Fund                                                                4.31%         1.60%
MidCap Value HLS Fund                                                         1.65%         0.69%
International Capital Appreciation HLS Fund                                  18.01%         3.97%
International Small Company HLS Fund                                         41.48%        24.16%


          SHARE CLASSES Under each Hartford HLS Fund's multi-class plan, shares of each class of a Hartford HLS Fund represent an equal pro-rata interest in that Hartford HLS Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Hartford HLS Fund's board of directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

          VOTING Each shareholder is entitled to one vote for each share of the Hartford HLS Funds held upon all matters submitted to the shareholders generally. Most of the shares of the Hartford HLS Funds are held of record by insurance companies. The insurance companies will generally vote Hartford HLS Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Hartford HLS Funds. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

          Matters in which the interests of all the Hartford HLS Funds are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders without regard to the separate Hartford HLS Funds. Matters that affect all or several Hartford HLS Funds, but where the interests of the Hartford HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Hartford HLS Fund for their Hartford HLS Fund. Matters that affect only one Hartford HLS Fund (such as a change in its fundamental policies) are voted on separately for the Hartford HLS Fund by the shareholders of that Hartford HLS Fund. Likewise, matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

          OTHER RIGHTS Each share of Hartford HLS Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Hartford HLS Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of a Hartford HLS Fund, the shareholders of that Hartford HLS Fund shall be entitled to share, pro rata, in any assets of the Hartford HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

MONEY MARKET HLS FUND

          In accordance with regulations prescribed by the SEC, the current annualized yield of the Money Market HLS Fund for a seven-day period must be computed in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market HLS Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

          The SEC also permits the Hartford HLS Fund to disclose the effective yield of the Money Market HLS Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

          The yield on amounts held in the Money Market HLS Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market HLS Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market HLS Fund, the types and quality of portfolio securities held by the Money Market HLS Fund, any default by issuers of investments held by the Money Market HLS Fund and its operating expenses.

          For the seven-day period ending December 31, 2001 the Money Market HLS Fund's annualized yield for Class IA and Class IB was 1.80% and 1.62% respectively. For the same period the effective yield for Class IA and Class IB was 1.82% and 1.64% respectively.

Example:
         Assumptions:

          Value of a hypothetical pre-existing account with exactly one share of Class IA at the beginning of the period: $1.000000

          Value of the same account (excluding capital changes) at the end of the seven day period: $1.00346 This value would include the value of any additional shares purchased with dividends from the original share, and all dividends declared on both the original share and any such additional shares.


         Calculation:

         Ending account value                                                                     $1.000346
         Less beginning account value                                                              1.000000

         Net change in account value                                                               $.000346
         Base period return:                                                   $.000346/$1.000000 = .000346
         (adjusted change/beginning account value)

         Current yield =                                                     .000346 X (365/7) =      1.80%

         Effective yield =                                           (1 + .000346)^(365/7) - 1 =      1.82%


          The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, the current yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the separate account level which, if included, would decrease the yield.

OTHER FUNDS

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the Hartford HLS Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                     P(1+T)TO THE POWER OF n = ERV
Where:

P        =    a hypothetical initial payment of               n        =    number of years
              $1,000, less the maximum sales load             ERV      =    ending redeemable value of the
              applicable to a Fund                                          hypothetical $1,000 initial payment
T        =    average annual total return                                   made at the beginning of the
                                                                            designated period (or fractional
                                                                            portion thereof)

          The computation above assumes that all dividends and distributions made by a Hartford HLS Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

          One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of a Hartford HLS Fund, or of a hypothetical investment in a class of a Hartford HLS Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

          Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Hartford HLS Fund.

          Each Hartford HLS Fund's average annual total return quotations and yield quotations as they may appear in the prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

          NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent a Hartford HLS Fund's performance or more accurately compare such performance to other measures of investment return, a Hartford HLS Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Returns"). Non-Standardized Returns may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

          Class IB shares of Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, International Opportunities HLS Fund, Small Company HLS Fund, Stock HLS Fund, Advisers HLS Fund, Bond HLS Fund, and Money Market HLS Fund commenced operations on April 1, 1998. Class IB shares of Index HLS Fund, MidCap HLS Fund, Global Advisers HLS Fund, and Mortgage Securities HLS Fund commenced operations on November 9, 1999. For periods prior to April 1, 1998 and November 9, 1999, as applicable, Class IB performance for these Hartford HLS Funds is calculated by using Class IA shares performance adjusted for Class IB 12b-1 fees of .25%.

          The chart below sets forth certain standardized and non-standardized performance information as of December 31, 2001 for the Class IA and Class IB shares of each Hartford HLS Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below.

          The manner in which total return and yield are calculated is described in this section. The following table sets forth the average annual total return and, where applicable, the yield for each Hartford HLS Fund shown for periods ending December 31, 2001.


                                                         TOTAL RETURN                        YIELD
                                                         ------------                      ----------
HARTFORD HLS FUND                      SINCE                                                30-DAY
(INCEPTION DATE)                     INCEPTION       1  YEAR      5 YEARS      10 YEARS      YIELD
-------------------------------      ----------     ----------   ----------   ----------   ----------
Capital Appreciation HLS Fund
Class IA (April 2, 1984)               16.80%         -6.94%        15.40%       16.64%         N/A
Class IB (April 1, 1998)               16.53%*        -7.10%        15.17%       16.38%         N/A
Dividend and Growth HLS Fund
Class IA (March 9, 1994)               14.80%         -4.04%        11.48%         N/A          N/A

                                                         TOTAL RETURN                        YIELD
                                                         ------------                      ----------
HARTFORD HLS FUND                      SINCE                                                30-DAY
(INCEPTION DATE)                     INCEPTION       1  YEAR      5 YEARS      10 YEARS      YIELD
-------------------------------      ----------     ----------   ----------   ----------   ----------
Class IB (April 1, 1998)               14.55%*        -4.21%        11.26%         N/A          N/A
Index HLS Fund
Class IA (May 1, 1987)                 11.91%        -12.31%        10.18%       12.28%         N/A
Class IB (November 9, 1999)            11.64%*       -12.47%         9.94%       12.02%         N/A
International Opportunities HLS
Fund
Class IA (July 2, 1990)                 4.84%        -18.73%         1.36%        5.60%         N/A
Class IB (April 1, 1998)                4.59%*       -18.88%         1.16%        5.37%         N/A
MidCap HLS Fund
Class IA (July 14, 1997)               24.30%         -3.62%          N/A          N/A          N/A
Class IB (November 9, 1999)            24.03%         -3.79%          N/A          N/A          N/A
Small Company HLS Fund
Class IA (August 9, 1996)              10.75%        -14.92%        10.12%         N/A          N/A
Class IB (April 1, 1998)               10.53%        -15.07%         9.91%         N/A          N/A
Stock HLS Fund
Class IA (August 31, 1977)             13.89%        -12.23%        11.37%       13.44%         N/A
Class IB (April 1, 1998)               13.62%        -12.39%        11.15%       13.18%         N/A
Advisers HLS Fund
Class IA (March 31, 1983)              11.83%         -4.64%        10.19%       11.14%         N/A
Class IB (April 1, 1998)               11.53%         -4.82%         9.97%       10.88%         N/A
Global Advisers HLS Fund
Class IA (March 1, 1995)                7.78%         -6.25%         5.22%         N/A          N/A
Class IB (November 9, 1999)             7.54%*        -6.42%         4.98%         N/A          N/A
Bond HLS Fund
Class IA (August 31, 1977)              8.67%          8.68%         7.51%        7.01%        5.74%
Class IB (April 1, 1998)                8.41%*         8.49%         7.29%        6.77%        5.55%
Mortgage Securities HLS Fund
Class IA (January 1, 1985)              8.44%          7.50%         6.96%        6.46%        4.86%
Class IB (November 9, 1999)             8.18%*         7.31%         6.71%        6.20%        4.67%
Money Market HLS Fund
Class IA (June 30, 1980)                7.15%          3.87%         5.09%        4.69%         N/A
Class IB (April 1, 1998)                6.90%*         3.68%         4.88%        4.45%         N/A
Global Communications HLS Fund
Class IA (December 27, 2000)          -35.55%        -35.74%          N/A          N/A          N/A
Class IB (December 27, 2000)          -36.00%        -35.88%          N/A          N/A          N/A
Global Financial Services HLS
Fund
Class IA (December 27, 2000)            5.73%        -5.72%           N/A          N/A          N/A
Class IB (December 27, 2000)           -5.99%        -5.91%           N/A          N/A          N/A
Global Health HLS Fund
Class IA (May 1, 2000)                 28.12%          2.04%          N/A          N/A          N/A
Class IB (May 1, 2000)                 27.89%          1.86%          N/A          N/A          N/A
Global Technology HLS Fund
Class IA (May 1, 2001)                -35.31%        -22.81%          N/A          N/A          N/A
Class IB (May 1, 2001)                -35.43%        -22.95%          N/A          N/A          N/A
International Capital
Appreciation HLS Fund
Class IA (April 30, 2001)             -13.98%           N/A           N/A          N/A          N/A

                                                         TOTAL RETURN                        YIELD
                                                         ------------                      ----------
HARTFORD HLS FUND                      SINCE                                                30-DAY
(INCEPTION DATE)                     INCEPTION       1  YEAR      5 YEARS      10 YEARS      YIELD
-------------------------------      ----------     ----------   ----------   ----------   ----------
Class IB (April 30, 2001)             -14.08%           N/A           N/A          N/A          N/A
Value HLS fund
Class IA (April 30, 2001)                .06%           N/A           N/A          N/A          N/A
Class IB (April 30, 2001)               -.06%           N/A           N/A          N/A          N/A
International Small Company HLS
Fund
Class IA (April 30, 2001)              -5.98%           N/A           N/A          N/A          N/A
Class IB (April 30, 2001)              -6.09%           N/A           N/A          N/A          N/A
MidCap Value HLS Fund
Class IA (April 30, 2001)               -.41%           N/A           N/A          N/A          N/A
Class IB (April 30, 2001)               -.52%           N/A           N/A          N/A          N/A
Focus HLS Fund
Class IA (April 30, 2001)               3.94%           N/A           N/A          N/A          N/A
Class IB (April 30, 2001)               3.83%           N/A           N/A          N/A          N/A
Growth HLS Fund
Class IA (April 30, 2002)                N/A            N/A           N/A          N/A          N/A
Class IB (April 30, 2002)                N/A            N/A           N/A          N/A          N/A
Global Leaders HLS Fund
Class IA (September 30, 1998)          14.14%        -16.58%          N/A          N/A          N/A
Class IB (September 30, 1998)          13.93%        -16.73%          N/A          N/A          N/A
Growth and Income HLS Fund
Class IA (May 29, 1998)                 6.61%         -8.02%          N/A          N/A          N/A
Class IB (May 29, 1998)                 6.40%         -8.18%          N/A          N/A          N/A
High Yield HLS Fund
Class IA (September 30, 1998)           3.72%          2.69%          N/A          N/A        10.89%
Class IB (September 30, 1998)           3.54%          2.54%          N/A          N/A        10.69%


          *    Based on the inception date of the Class IA shares.

          Each Hartford HLS Fund may also publish its distribution rate and/or its effective distribution rate. A Hartford HLS Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Hartford HLS Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Hartford HLS Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Hartford HLS Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Hartford HLS Fund's last monthly distribution. A Hartford HLS Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Hartford HLS Fund during the month (see "Dividends and Distributions" in the Hartford HLS Funds' prospectuses).

          Other data that may be advertised or published about each Hartford HLS Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

          STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:
                                   a-b
                                2[(--- + 1)TO THE POWER OF 6 - 1]
                                   cd
Where:

a        =    net investment income earned during             c         =   the average daily number of shares of
              the period attributable to the subject                        the subject class outstanding during
              class                                                         the period that were entitled to
b        =    net expenses accrued for the period                           receive dividends
              attributable to the subject class               d        =    the maximum offering price per share
                                                                            of the subject class on the last day
                                                                            of the period

          Net investment income will be determined in accordance with rules established by the SEC.

          GENERAL INFORMATION From time to time, the Hartford HLS Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

          The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

          The Standard & Poor's 500 Composite Stock Price Index is a well-diversified list of 500 companies representing the U.S. stock market.

          The Standard and Poor's Small Cap 600 Index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

          The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

          The Lehman Brothers Global Aggregate Index USD Hdg provides a broad-based measure of the global investment-grade fixed income markets.

          The Lehman Brothers Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Bond Index.

          The Lehman Brothers Government/Credit Bond Index (formerly, the Lehman Brothers Government/Corporate Bond Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Bond Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

          The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

          The Lehman Brothers Intermediate Government Index is an unmanaged index of government bonds with maturities of between one and ten years.

          The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

          The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 growth companies with higher price-to-book ratios and higher forecasted growth values.

          The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

          The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

          The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (I.E., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

          The Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

          The Morgan Stanley Capital International Europe, Australia, Far East GDP Index (the "EAFE Index") is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

          The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization-weighted total return index that measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australian, New Zealand and the Far East.

          The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

          The Lehman Mortgage-Backed Securities Index includes the mortgage-backed pass-through securities of the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Index groups a wide range of pools of fixed rate mortgage-backed securities of those issuers and defines them generally according to agency, program, pass-through coupon and origination year. Those securities which meet the maturity and liquidity criteria are then used to determine the Index.

          The Salomon Smith Barney World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bonds markets of Australia, Austria, Belgium, Canada, Denmark,

Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The ex-U.S. Index excludes the United States.

          The Goldman Sachs Health Care Index is a modified capitalization-weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi -annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System.

          The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System.

          The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures performance of both developed and emerging stock markets, excluding the US. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

          The MSCI AC (All Country) World Index Free-Telecommunication Services Index is a free float-adjusted marked capitalization index of developed and emerging market countries that is designed to measure international equity market performance.

          The MSCI Finance ex Real Estate Index is comprised of companies in three industries: banks, diversified financials, and insurance. As a general rule, a company is classified in the industry where it earns the majority of its revenue.

          In addition, from time to time in reports and promotions: (1) a Hartford HLS Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the Hartford HLS Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications, E.G., The Survey of Current Business or other independent parties, E.G., the Investment Company Institute, may be used to illustrate investment attributes of the Hartford HLS Fund or the general economic, business, investment, or financial environment in which the Hartford HLS Fund operates;
(4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Hartford HLS Fund's performance; (5) the effect of tax-deferred compounding on the Hartford HLS Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Hartford HLS Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Hartford HLS Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the Hartford HLS Fund's historical performance or current or potential value with respect to the particular industry or sector.

          From time to time, in reports or promotional literature, the Hartford HLS Funds may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Hartford HLS Funds; the Hartford HLS Funds' portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Hartford HLS Funds may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

          From time to time, the Hartford HLS Funds and HL Advisors also may refer to the following information:

     - The geographic and industry distribution of the Hartford HLS Funds' portfolios and the Hartford HLS Funds' top ten holdings;

     - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investments and published indices;

     - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;

     - Allegorical stories illustrating the importance of persistent long-term investing;

     - A Hartford HLS Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R) Inc. or Morningstar, Inc.;

     - Historical information regarding HL Advisors, HIMCO, Wellington Management and their affiliates; and

     - Historical information regarding the asset size of one or more Hartford HLS Funds.

          Each Hartford HLS Fund's investment performance may be advertised in various financial publications, newspapers and magazines.

         From time to time the Hartford HLS Funds may publish the sales of shares of one or more of the Hartford HLS Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

          The Hartford HLS Funds are offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the Hartford HLS Funds' performance information and reduces an investor's return under the Contract. The Hartford HLS Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

FEDERAL TAX STATUS OF THE FUNDS

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE HARTFORD HLS FUNDS IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

          Each Hartford HLS Fund is treated as a separate taxpayer for federal income tax purposes. Each Hartford HLS Fund intends to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If a Hartford HLS Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which each Hartford HLS Fund intends to do), then under the provisions of Subchapter M, the Hartford HLS Fund should have little or no income taxable to it under the Code. In particular, a Hartford HLS Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

          A Hartford HLS Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the Hartford HLS Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Hartford HLS Fund's taxable year, (a) at least 50% of the value of the Hartford HLS Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Hartford HLS Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Hartford HLS Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the Hartford HLS Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

          The Hartford HLS Funds should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year, if the Hartford HLS Funds' only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

          Each of the Hartford HLS Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Hartford HLS Funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Hartford HLS Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Hartford HLS Fund may be required, for example, to alter its investment objectives.

          The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each Hartford HLS Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

- no more than 55% of a Fund's total assets may be represented by any one investment

-         no more than 70% by any two investments

-         no more than 80% by any three investments

-         no more than 90% by any four investments

          Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

          Investment income received from sources within foreign countries, or capital gains earned by a Hartford HLS Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Hartford HLS Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Hartford HLS Funds' assets to be invested within various countries is not now known. The Hartford HLS Funds each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a Hartford HLS Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

          A Hartford HLS Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Hartford HLS Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Hartford HLS Fund and defer losses of the Hartford HLS Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the Hartford HLS Fund, (2) could require such a Hartford HLS Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and
(3) may cause the Hartford HLS Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a REGULATED INVESTMENT COMPANY, each Hartford HLS Fund seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

          If for any taxable year a Hartford HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Hartford HLS Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Hartford HLS Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Hartford HLS Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Hartford HLS Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Hartford HLS Funds' investment advisers and each Hartford HLS Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Hartford HLS Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Hartford HLS Fund's investment sub-adviser might otherwise select.

          As of December 31, 2001, the following Hartford HLS Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.

                                                           EXPIRATION DATES:
HARTFORD HLS FUND NAME                          AMOUNT       DECEMBER 31,
Advisers HLS Fund                             $  280,994         2009
Capital Appreciation HLS Fund                 $  256,284         2009
Global Advisers HLS Fund                      $   50,979         2009
Global Communications HLS Fund                $    2,525         2009
Global Financial Services HLS Fund            $      608         2009
Global Leaders HLS Fund                       $  158,795         2009
Global Technology HLS Fund                    $   42,708         2009
Global Technology HLS Fund                    $       64         2008
Growth and Income HLS Fund                    $   39,950         2009
High Yield HLS  Fund                          $    1,822         2009
High Yield HLS  Fund                          $    2,132         2008
High Yield HLS Fund                           $      148         2007
International Capital Appreciation HLS Fund   $      821         2009

International Opportunities HLS Fund          $  211,155         2009
MidCap HLS Fund                               $  103,468         2009
MidCap Value HLS Fund                         $      248         2009
Mortgage Securities HLS Fund                  $    2,016         2008
Mortgage Securities HLS Fund                  $    6,081         2007
Mortgage Securities HLS Fund                  $       89         2002
Small Company HLS Fund                        $  249,531         2009
Stock HLS Fund                                $  287,370         2009

          If a Hartford HLS Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Hartford HLS Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Hartford HLS Fund is timely distributed to its shareholders. The Hartford HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such Hartford HLS Funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Hartford HLS Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Hartford HLS Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

          Foreign exchange gains and losses realized by a Hartford HLS Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Hartford HLS Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Hartford HLS Fund must derive at least 90% of its annual gross income.

          Each Hartford HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Hartford HLS Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because a Hartford HLS Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

          The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Hartford HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

          Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Hartford HLS Fund generally are not subject to federal income tax on Hartford HLS Fund earnings or distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

          Portfolio securities of each Hartford HLS Fund are held pursuant to a separate Custodian Agreement between each Hartford HLS Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

          Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds. The transfer agent issues and redeems shares of the Hartford HLS Funds and disburses any dividends declared by the Hartford HLS Funds.

                                   DISTRIBUTOR

          Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as each Hartford HLS Fund's distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

          The audited financial statements and financial highlights have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                                OTHER INFORMATION

          The Hartford Index HLS Fund uses the Standard & Poor's 500 Index as its benchmark. "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the fund regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Hartford Life Insurance Company. S&P has no obligation to take the needs of the fund or its shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the net asset value of the fund or the timing of the issuance or sale of shares in the fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

          In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                              FINANCIAL STATEMENTS

          Each Hartford HLS Fund's audited financial statements as of and for the year ended December 31, 2001, together with the notes thereto and report of Arthur Andersen LLP, independent public accountants, contained in the Hartford HLS Funds' annual report as filed with the SEC are incorporated by reference into this SAI.

                                   APPENDIX A

          The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

          MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

          Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

          STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

          AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

          AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

          A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

          BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

          BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

          MOODY'S

          Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-         Leading market positions in well-established industries.

-         High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

          STANDARD & POOR'S

          The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

-         Liquidity ratios are adequate to meet cash requirements.

                    Liquidity ratios are basically as follows, broken down by the type of issuer:

                    Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

                    Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

                    Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

- The issuer has access to at least two additional channels of borrowing.

- Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

- Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

-         The reliability and quality of management are unquestioned.

                                     PART C

                                OTHER INFORMATION



Item 23.     Exhibits

               a.(i)    Articles of Incorporation (incorporated by reference to
                        Registrant's Registration Statement filed on October 12,
                        1994)
               a.(ii)   Articles Supplementary (incorporated by reference to
                        Registrant's Post-Effective Amendment #4 filed on April
                        17, 1998)
               a.(iii)  Articles of Amendment (filed herewith)
               b.       By-Laws (incorporated by reference to Registrant's
                        Registration Statement filed on October 12, 1994)
               c.       Not Applicable
               d.(i)    Form of Investment Management Agreement (incorporated by
                        reference to Registrant's Pre-Effective Amendment #1
                        filed on February 6, 1995)
               d.(ii)   Form of Investment Sub-Advisory Agreement (incorporated
                        by reference to Registrant's Pre-Effective Amendment #1
                        filed on February 6, 1995)
               e.       Form of Principal Underwriting Agreement (incorporated
                        by reference to Registrant's Post-Effective Amendment #3
                        filed on November 19, 1997)
               f.       Not Applicable
               g.(i)    Form of Custodian Agreement (incorporated by reference
                        to Registrant's Registration Statement filed on October
                        12, 1994)
               g.(ii)   Form of Custodian Agreement with Chase Manhattan Bank
                        (incorporated by reference to Registrant's
                        Post-Effective Amendment #1 filed on April 23, 1996)
               g.(iii)  Form of Custodian Agreement with State Street Bank and
                        Trust Company (incorporated by reference to Registrant's
                        Post-Effective Amendment #2 filed on April 10, 1997)
               g.(iv)   Amendment to Custodian Contract (filed herewith)
               h.(i)    Form of Administrative Services Agreement (incorporated
                        by reference to Registrant's Pre-Effective Amendment #1
                        filed on February 6, 1995)
               h.(ii)   Form of Share Purchase Agreement (incorporated by
                        reference to Registrant's Registration Statement filed on October 12, 1994)
               i.       Opinion and Consent of Counsel (filed herewith)
               j.       Consent of Independent Public Accountants (filed
                        herewith)
               k.       Not Applicable
               l.       Not Applicable
               m.       Form of Rule 12b-1 Distribution Plan (incorporated by
                        reference to Registrant's Post-Effective Amendment #3
                        filed on November 19, 1997)
               n.       Form of Multi-Class Plan Pursuant to Rule 18f-3
                        (incorporated by reference to Registrant's
                        Post-Effective Amendment #3 filed on November 19, 1997)
               o.       Not Applicable
               p.(i)    Code of Ethics of HL Investment Advisors, LLC (filed
                        herewith)
               p.(ii)   Code of Ethics of Hartford Securities Distribution
                        Company (incorporated by reference to Registrant's
                        Post-Effective Amendment #7 filed on April 28, 2000)

               p.(iii) Code of Ethics of Wellington Management Company LLP (incorporated by reference to Registrant's Post-Effective Amendment #7 filed on April 28, 2000)

               q.       Power of Attorney (filed herewith)


Item 24.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                As of January 31, 2002, any persons directly or indirectly under common control with Hartford Global Advisers HLS Fund, Inc. are affiliates of, and are controlled by, The Hartford Financial Service Group, Inc. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial services Group, Inc. filed on March 20, 2002.

Item 25.        Indemnification

        Article EIGHTH of the Articles of Incorporation provides:

                EIGHTH: (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director or Officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, creates a rebuttable presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

                (b) The Corporation shall indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure, a judgment in its favor by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation.

                (c) To the extent that a Director, Officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and (b), or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

                (d) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the Director, Officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors by a majority vote of a quorum consisting of Directors who were neither interested persons nor parties to such action suit or proceeding, or (2) if such quorum is not obtainable, or even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion.

                (e) Expenses incurred in defending civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, Officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article and upon meeting one of the following conditions: (i) the indemnitee shall provide a security for his undertaking, (ii) the investment company shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party Directors of the investment company, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

                (f) The corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such.

                (g) Anything to the contrary in the foregoing clauses (a) through (f) notwithstanding, no Director or Officer shall be indemnified by the Corporation and no insurance policy obtained by the Corporation will protect or attempt to protect any such person against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in a manner inconsistent with Securities and Exchange Commission Release 11330 under the Investment Company Act of 1940.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


                HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

                                  POSITION WITH HL
NAME                              INVESTMENT ADVISORS, LLC       OTHER BUSINESS
----                              ------------------------       --------------
Thomas M. Marra                   President, CEO and Manager     President and Chief Operating Officer of
                                                                 Hartford Life, Inc.(1) ("HL Inc.")

David Znamierowski                Senior Vice President and      President of Hartford Investment
                                  Manager                        Management Company(2) ("HIMCO")

Peter W. Cummins                  Senior Vice President and      Senior Vice President of HL Inc.
                                  Manager

David T. Foy                      Senior Vice President and      Senior Vice President, Chief Financial
                                  Treasurer                      Officer and Treasurer of HL Inc.

George R. Jay                     Controller                     Secretary and Director of Hartford Life
                                                                 Insurance Company(3) ("HLIC")

John C. Walters                   Executive Vice President and   Executive Vice President and Director of
                                  Manager                        the Investment Products Division of HLIC

Christine H. Repasy               Senior Vice President,         Senior Vice President and General Counsel
                                  General Counsel and Corporate  of HL Inc.
                                  Secretary
Ryan W. Johnson                   Manager

Bruce W. Ferris                   Manager

Kevin J. Carr                     Assistant Secretary            Assistant General Counsel of The Hartford
                                                                 Financial Services Group, Inc.(4) ("The
                                                                 Hartford");

Dawn M. Cormier                   Assistant Secretary            Assistant Secretary HL Inc.

Diane E. Tatelman                 Assistant Secretary            Assistant Secretary HL Inc.

(1) The principal business address for HL Inc. is 200 Hopmeadow Street, Simsbury, CT 06089

(2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105

(3) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089

(4) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115

Item 27.        PRINCIPAL UNDERWRITERS

        Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:


  Hartford Advisers HLS Fund, Inc.
  Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation HLS Fund, Inc.
  Hartford Dividend and Growth HLS Fund, Inc.
  Hartford Index HLS Fund, Inc.
  Hartford International Opportunities Fund, Inc
  Hartford MidCap HLS Fund, Inc.
  Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities HLS Fund, Inc.
  Hartford Series Fund, Inc.
  Hartford Small Company HLS Fund, Inc.
  Hartford Stock HLS Fund, Inc.
  Hartford HLS Series Fund II, Inc.

  Hartford Life Insurance                     Separate Account One
     Company                                  Separate Account Two
                                              Separate Account Two (DC Variable
                                              Account I)
                                              Separate Account Two (DC Variable
                                              Account II)
                                              Separate Account Two (QP Variable
                                              Account)
                                              Separate Account Two (Variable
                                              Account "A")
                                              Separate Account Two (NQ Variable
                                              Account)
                                              Separate Account Ten
                                              Separate Account Three
                                              Separate Account Five
                                              Separate Account Seven
                                              Separate Account Eleven

  Hartford Life and Annuity                   Separate Account One
     Insurance Company                        Separate Account Ten
                                              Separate Account Three
                                              Separate Account Five
                                              Separate Account Six
                                              Separate Account Seven

  Hart Life Insurance Company                 Separate Account One
                                              Separate Account Two

  American Maturity Life                      Separate Account AMLVA
      Insurance Company
  Servus Life Insurance Company               Separate Account One
                                              Separate Account Two


The Directors and principal officers of HSD and their position with the Registrant are as follows:

NAME AND PRINCIPAL                                                                     POSITION AND OFFICES
BUSINESS ADDRESS*                     POSITIONS AND OFFICES WITH UNDERWRITER           WITH REGISTRANT
-----------------                     --------------------------------------           ---------------
John C. Walters                       Executive Vice President and Director             Vice President
Peter Cummins                         Senior Vice President                             Vice President
Christine H. Repasy                   Senior Vice President, General Counsel and        None
                                      Corporate Secretary
David A. Carlson                      Vice President                                    None
Bruce W. Ferris                       Vice President                                    None
Ryan W. Johnson                       Vice President                                    None
Stephen T. Joyce                      Vice President                                    None
Martin A. Swanson                     Vice President                                    None
George R. Jay                         Controller                                        Controller & Treasurer
David T. Foy                          Treasurer and Director                            None
Brian S. Becker                       Assistant Corporate Secretary                     None

Dawn M. Cormier                       Assistant Secretary                               None
Sarah Harding                         Assistant Secretary                               None
Glen J. Kvadus                        Assistant Secretary                               None
Paul E. Olson**                       Assistant Secretary                               None
Diane E. Tatelman                     Assistant Secretary                               None
Joseph W. Tedesco, Jr.***             Assistant Secretary                               None
Thomas M. Marra                       President, Chief Executive Officer,
                                      Chairman of the Board and Director                Vice President

        *Unless otherwise indicated principal business address is 200 Hopmeadow
         Street, Simsbury, CT 06089
        **Principal business address is 500 Bielenburg Drive, Woodbury, MN 55125 ***Principal business address is Hartford Plaza, Hartford, CT 06115

Item 28.        LOCATION OF ACCOUNTS AND RECORDS

                Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.        MANAGEMENT SERVICES

                Not Applicable

Item 30.        UNDERTAKINGS

                Not Applicable

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of April, 2002.


                                           HARTFORD GLOBAL ADVISERS
                                               HLS FUND, INC.


                                           By:               *
                                              ----------------------------------
                                                  David M. Znamierowski
                                                  Its: President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                     DATE


           *                          President                   April 29, 2002
----------------------------------    (Chief Executive Officer
David M. Znamierowski                 & Director)


           *                          Controller & Treasurer      April 29, 2002
----------------------------------    (Chief Accounting Officer &
George R. Jay                         Chief Financial Officer)


           *                            Director                  April 29, 2002
----------------------------------
Winifred E. Coleman


           *                            Director                  April 29, 2002
----------------------------------
Duane E. Hill


           *                            Director                  April 29, 2002
----------------------------------
William A. O'Neill

           *                            Director                  April 29, 2002
----------------------------------
Millard H. Pryor, Jr.


           *                            Director                  April 29, 2002
----------------------------------
Lowndes A. Smith


           *                            Director                  April 29, 2002
----------------------------------
John K. Springer


    /S/ KEVIN J. CARR                                             April 29, 2002
----------------------------------
* By Kevin J. Carr
        Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT NO.

a.(iii)  Articles of Amendment

g.(iv)   Amendment to Custodian Contract

i.       Opinion and Consent of Counsel

j.       Consent of Independent Public Accountants

p.(i)    Code of Ethics of HL Investment Advisors, LLC

q.       Power of Attorney